UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03221

Fidelity Charles Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2024

Item 1.

Reports to Stockholders

Fidelity® Sustainable Multi-Asset Fund

Semi-Annual Report
March 31, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity U.S. Sustainability Index Fund	28.8
Fidelity Sustainable International Equity Fund	14.8
Fidelity International Sustainability Index Fund	13.5
Fidelity Sustainable Core Plus Bond Fund	12.7
Fidelity Sustainable U.S. Equity ETF	12.2
Fidelity Inflation-Protected Bond Index Fund	7.3
Fidelity Sustainable Emerging Markets Equity Fund	4.8
Fidelity Long-Term Treasury Bond Index Fund	4.6
Fidelity Sustainable Low Duration Bond Fund	1.3
Fidelity Cash Central Fund 5.39%	0.0
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments March 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Domestic Equity Funds - 41.0%
	Shares	Value ($)
Fidelity Sustainable U.S. Equity ETF (a)	102,133	2,579,481
Fidelity U.S. Sustainability Index Fund (a)	256,861	6,097,882
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,859,072)		8,677,363

International Equity Funds - 33.1%
	Shares	Value ($)
Fidelity International Sustainability Index Fund (a)	235,050	2,860,562
Fidelity Sustainable Emerging Markets Equity Fund (a)	117,804	1,002,510
Fidelity Sustainable International Equity Fund (a)	331,834	3,132,512
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,286,920)		6,995,584

Bond Funds - 25.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	171,338	1,547,186
Fidelity Long-Term Treasury Bond Index Fund (a)	99,558	969,696
Fidelity Sustainable Core Plus Bond Fund (a)	292,217	2,697,160
Fidelity Sustainable Low Duration Bond Fund (a)	26,772	272,802
TOTAL BOND FUNDS (Cost $5,559,946)		5,486,844

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $1,765)	1,765	1,765

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $18,707,703)	21,161,556
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,287)
NET ASSETS - 100.0%	21,160,269

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	348	501,930	500,513	177	-	-	1,765	0.0%
Total	348	501,930	500,513	177	-	-	1,765

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	820,095	817,211	94,142	42,281	(495)	4,517	1,547,186
Fidelity International Sustainability Index Fund	935,377	1,814,980	146,662	56,458	4,833	252,034	2,860,562
Fidelity Long-Term Treasury Bond Index Fund	673,572	398,071	149,277	14,355	63	47,267	969,696
Fidelity Sustainability Bond Index Fund	554,310	10,989	551,523	949	(42,189)	28,413	-
Fidelity Sustainable Core Plus Bond Fund	1,653,438	1,622,334	685,632	45,270	(8,160)	115,180	2,697,160
Fidelity Sustainable Emerging Markets Equity Fund	920,216	398,690	399,905	11,771	(12,680)	96,189	1,002,510
Fidelity Sustainable International Equity Fund	2,404,669	1,140,904	795,233	35,485	(38,992)	421,164	3,132,512
Fidelity Sustainable Low Duration Bond Fund	538,331	124,520	391,923	6,519	3,767	(1,893)	272,802
Fidelity Sustainable U.S. Equity ETF	1,461,100	666,393	-	6,633	-	451,988	2,579,481
Fidelity U.S. Sustainability Index Fund	3,485,249	2,589,825	987,038	47,113	2,351	1,007,495	6,097,882
	13,446,357	9,583,917	4,201,335	266,834	(91,502)	2,422,354	21,159,791

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	8,677,363	8,677,363	-	-

International Equity Funds	6,995,584	6,995,584	-	-

Bond Funds	5,486,844	5,486,844	-	-

Short-Term Funds	1,765	1,765	-	-
Total Investments in Securities:	21,161,556	21,161,556	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $1,765)	$1,765
Other affiliated issuers (cost $18,705,938)	21,159,791

Total Investment in Securities (cost $18,707,703)		$21,161,556
Receivable for fund shares sold		27,207
Distributions receivable from Fidelity Central Funds		50
Receivable from investment adviser for expense reductions		863
Total assets		21,189,676
Liabilities
Payable for investments purchased	$27,206
Payable for fund shares redeemed	2
Accrued management fee	1,695
Distribution and service plan fees payable	504
Total liabilities		29,407
Net Assets		$21,160,269
Net Assets consist of:
Paid in capital		$19,017,818
Total accumulated earnings (loss)		2,142,451
Net Assets		$21,160,269

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($381,291 ÷ 38,058 shares)(a)		$10.02
Maximum offering price per share (100/94.25 of $10.02)		$10.63
Class M :
Net Asset Value and redemption price per share ($243,405 ÷ 24,309 shares)(a)		$10.01
Maximum offering price per share (100/96.50 of $10.01)		$10.37
Class C :
Net Asset Value and offering price per share ($397,567 ÷ 39,810 shares)(a)		$9.99
Fidelity Sustainable Multi-Asset Fund :
Net Asset Value, offering price and redemption price per share ($18,902,393 ÷ 1,884,383 shares)		$10.03
Class I :
Net Asset Value, offering price and redemption price per share ($1,235,613 ÷ 123,179 shares)		$10.03
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended March 31, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$266,694
Income from Fidelity Central Funds		177
Total income		266,871
Expenses
Management fee	$8,343
Distribution and service plan fees	2,671
Independent trustees' fees and expenses	23
Miscellaneous	1
Total expenses before reductions	11,038
Expense reductions	(4,304)
Total expenses after reductions		6,734
Net Investment income (loss)		260,137
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(91,502)
Capital gain distributions from underlying funds:
Affiliated issuers	140
Total net realized gain (loss)		(91,362)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,422,354
Total change in net unrealized appreciation (depreciation)		2,422,354
Net gain (loss)		2,330,992
Net increase (decrease) in net assets resulting from operations		$2,591,129
Statement of Changes in Net Assets

	Six months ended March 31, 2024 (Unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$260,137	$184,455
Net realized gain (loss)	(91,362)	(132,214)
Change in net unrealized appreciation (depreciation)	2,422,354	704,831
Net increase (decrease) in net assets resulting from operations	2,591,129	757,072
Distributions to shareholders	(291,724)	(127,886)

Share transactions - net increase (decrease)	5,411,954	7,949,542
Total increase (decrease) in net assets	7,711,359	8,578,728

Net Assets
Beginning of period	13,448,910	4,870,182
End of period	$21,160,269	$13,448,910

Financial Highlights
Fidelity Advisor® Sustainable Multi-Asset Fund Class A

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.71	$7.79	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.14	.02
Net realized and unrealized gain (loss)	1.32	.91	(2.23)
Total from investment operations	1.46	1.05	(2.21)
Distributions from net investment income	(.15)	(.13)	-
Total distributions	(.15)	(.13)	-
Net asset value, end of period	$10.02	$8.71	$7.79
Total Return D,E,F	16.85%	13.56%	(22.10)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.35% I,J	.35%	.35% I
Expenses net of fee waivers, if any	.30 % I	.30%	.30% I
Expenses net of all reductions	.30% I	.30%	.30% I
Net investment income (loss)	2.91% I	1.66%	.30% I
Supplemental Data
Net assets, end of period (000 omitted)	$381	$285	$163
Portfolio turnover rate K	50 % I	45%	111% I

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Multi-Asset Fund Class M

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.70	$7.77	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.12	- D
Net realized and unrealized gain (loss)	1.32	.92	(2.23)
Total from investment operations	1.44	1.04	(2.23)
Distributions from net investment income	(.13)	(.11)	-
Total distributions	(.13)	(.11)	-
Net asset value, end of period	$10.01	$8.70	$7.77
Total Return E,F,G	16.58%	13.46%	(22.30)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.60% J,K	.60%	.60% J
Expenses net of fee waivers, if any	.55 % J	.55%	.55% J
Expenses net of all reductions	.55% J	.55%	.55% J
Net investment income (loss)	2.66% J	1.41%	.05% J
Supplemental Data
Net assets, end of period (000 omitted)	$243	$206	$169
Portfolio turnover rate L	50 % J	45%	111% J

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Multi-Asset Fund Class C

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.66	$7.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.08	(.03)
Net realized and unrealized gain (loss)	1.31	.91	(2.22)
Total from investment operations	1.41	.99	(2.25)
Distributions from net investment income	(.08)	(.08)	-
Total distributions	(.08)	(.08)	-
Net asset value, end of period	$9.99	$8.66	$7.75
Total Return D,E,F	16.38%	12.80%	(22.50)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.10% I,J	1.10%	1.10% J
Expenses net of fee waivers, if any	1.05 % J	1.05%	1.05% J
Expenses net of all reductions	1.05% J	1.05%	1.05% J
Net investment income (loss)	2.16% J	.91%	(.45)% J
Supplemental Data
Net assets, end of period (000 omitted)	$398	$312	$229
Portfolio turnover rate K	50 % J	45%	111% J

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Multi-Asset Fund

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.73	$7.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15	.17	.03
Net realized and unrealized gain (loss)	1.32	.91	(2.23)
Total from investment operations	1.47	1.08	(2.20)
Distributions from net investment income	(.17)	(.15)	-
Total distributions	(.17)	(.15)	-
Net asset value, end of period	$10.03	$8.73	$7.80
Total Return D,E	16.93%	13.91%	(22.00)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H,I	.10%	.10% H
Expenses net of fee waivers, if any	.05 % H	.05%	.05% H
Expenses net of all reductions	.05% H	.05%	.05% H
Net investment income (loss)	3.16% H	1.91%	.55% H
Supplemental Data
Net assets, end of period (000 omitted)	$18,902	$11,866	$4,010
Portfolio turnover rate J	50 % H	45%	111% H

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Multi-Asset Fund Class I

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.73	$7.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15	.17	.03
Net realized and unrealized gain (loss)	1.32	.91	(2.23)
Total from investment operations	1.47	1.08	(2.20)
Distributions from net investment income	(.17)	(.15)	-
Total distributions	(.17)	(.15)	-
Net asset value, end of period	$10.03	$8.73	$7.80
Total Return D,E	16.93%	13.91%	(22.00)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H,I	.10%	.10% H
Expenses net of fee waivers, if any	.05 % H	.05%	.05% H
Expenses net of all reductions	.05% H	.05%	.05% H
Net investment income (loss)	3.16% H	1.91%	.55% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,236	$780	$300
Portfolio turnover rate J	50 % H	45%	111% H

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended March 31, 2024

1. Organization.
Fidelity Sustainable Multi-Asset Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Sustainable Multi-Asset Fund and Class I shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The aggregate value of investments by input level as of March 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,495,061
Gross unrealized depreciation	(215,104)
Net unrealized appreciation (depreciation)	$2,279,957
Tax cost	$18,881,599

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(44,302)
Long-term	(10,088)
Total capital loss carryforward	$(54,390)

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Multi-Asset Fund	9,583,917	4,201,335

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Class A	.10%
Class M	.10%
Class C	.10%
Fidelity Sustainable Multi-Asset Fund	.10%
Class I	.10%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	400	238
Class M	.25%	.25%	558	474
Class C	.75%	.25%	1,713	1,003
			2,671	1,715

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	89
Class M	15
104

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Sustainable Multi-Asset Fund	20

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.30%	82
Class M	.55%	57
Class C	1.05%	91
Fidelity Sustainable Multi-Asset Fund	.05%	3,725
Class I	.05%	248
		4,203

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $101.

7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2024	Year ended September 30, 2023
Fidelity Sustainable Multi-Asset Fund
Distributions to shareholders
Class A	$4,949	$2,921
Class M	2,977	2,413
Class C	3,050	2,356
Fidelity Sustainable Multi-Asset Fund	262,724	111,228
Class I	18,024	8,968
Total	$291,724	$127,886

8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2024	Year ended September 30, 2023	Six months ended March 31, 2024	Year ended September 30, 2023
Fidelity Sustainable Multi-Asset Fund
Class A
Shares sold	5,162	11,609	$49,580	$102,638
Reinvestment of distributions	523	351	4,949	3,088
Shares redeemed	(334)	(227)	(3,096)	(1,972)
Net increase (decrease)	5,351	11,733	$51,433	$103,754
Class M
Shares sold	334	1,680	$3,082	$14,859
Reinvestment of distributions	315	290	2,977	2,413
Net increase (decrease)	649	1,970	$6,059	$17,272
Class C
Shares sold	3,740	6,801	$36,312	$59,944
Reinvestment of distributions	323	283	3,050	2,356
Shares redeemed	(286)	(604)	(2,616)	(5,396)
Net increase (decrease)	3,777	6,480	$36,746	$56,904
Fidelity Sustainable Multi-Asset Fund
Shares sold	689,086	1,087,736	$6,526,004	$9,492,988
Reinvestment of distributions	23,978	9,927	226,832	82,677
Shares redeemed	(187,960)	(252,506)	(1,754,197)	(2,227,321)
Net increase (decrease)	525,104	845,157	$4,998,639	$7,348,344
Class I
Shares sold	32,634	71,544	$307,832	$609,786
Reinvestment of distributions	1,763	983	16,680	8,185
Shares redeemed	(560)	(21,589)	(5,435)	(194,703)
Net increase (decrease)	33,837	50,938	$319,077	$423,268

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Sustainable Multi-Asset Fund
Fidelity Sustainable Emerging Markets Equity Fund	19%
Fidelity Sustainable International Equity Fund	33%

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period- C October 1, 2023 to March 31, 2024
Fidelity® Sustainable Multi-Asset Fund
Class A	.30%
Actual		$ 1,000	$ 1,168.50	$ 1.63
Hypothetical-B		$ 1,000	$ 1,023.50	$ 1.52
Class M	.55%
Actual		$ 1,000	$ 1,165.80	$ 2.98
Hypothetical-B		$ 1,000	$ 1,022.25	$ 2.78
Class C	1.05%
Actual		$ 1,000	$ 1,163.80	$ 5.68
Hypothetical-B		$ 1,000	$ 1,019.75	$ 5.30
Fidelity® Sustainable Multi-Asset Fund	.05%
Actual		$ 1,000	$ 1,169.30	$ .27
Hypothetical-B		$ 1,000	$ 1,024.75	$ .25
Class I	.05%
Actual		$ 1,000	$ 1,169.30	$ .27
Hypothetical-B		$ 1,000	$ 1,024.75	$ .25

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	20,490,883,158.99	95.36
Withheld	997,950,021.08	4.64
TOTAL	21,488,833,180.07	100.00
Jennifer Toolin McAuliffe
Affirmative	20,474,048,289.39	95.28
Withheld	1,014,784,890.68	4.72
TOTAL	21,488,833,180.07	100.00
Christine J. Thompson
Affirmative	20,499,307,535.14	95.40
Withheld	989,525,644.93	4.60
TOTAL	21,488,833,180.07	100.00
Elizabeth S. Acton
Affirmative	20,434,203,160.17	95.09
Withheld	1,054,630,019.90	4.91
TOTAL	21,488,833,180.07	100.00
Laura M. Bishop
Affirmative	20,462,855,203.38	95.23
Withheld	1,025,977,976.69	4.77
TOTAL	21,488,833,180.07	100.00
Ann E. Dunwoody
Affirmative	20,428,077,463.69	95.06
Withheld	1,060,755,716.38	4.94
TOTAL	21,488,833,180.07	100.00
John Engler
Affirmative	20,322,992,779.98	94.57
Withheld	1,165,840,400.09	5.43
TOTAL	21,488,833,180.07	100.00
Robert F. Gartland
Affirmative	20,393,447,091.93	94.90
Withheld	1,095,386,088.14	5.10
TOTAL	21,488,833,180.07	100.00
Robert W. Helm
Affirmative	20,453,072,361.18	95.18
Withheld	1,035,760,818.89	4.82
TOTAL	21,488,833,180.07	100.00
Arthur E. Johnson
Affirmative	20,355,677,841.86	94.73
Withheld	1,133,155,338.21	5.27
TOTAL	21,488,833,180.07	100.00
Michael E. Kenneally
Affirmative	20,412,735,935.49	94.99
Withheld	1,076,097,244.58	5.01
TOTAL	21,488,833,180.07	100.00
Mark A. Murray
Affirmative	20,431,159,374.63	95.08
Withheld	1,057,673,805.44	4.92
TOTAL	21,488,833,180.07	100.00
Carol J. Zierhoffer
Affirmative	20,496,998,425.10	95.38
Withheld	991,834,754.97	4.62
TOTAL	21,488,833,180.07	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.9904617.102
MAF-SANN-0524
Fidelity® Health Savings Index Fund

Semi-Annual Report
March 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Fidelity International Bond Index Fund	20.9
Fidelity Total Market Index Fund	18.5
Fidelity U.S. Bond Index Fund	16.2
Fidelity International Index Fund	10.7
iShares JPMorgan USD Emerging Markets Bond ETF	9.1
Fidelity Long-Term Treasury Bond Index Fund	5.2
Fidelity Emerging Markets Index Fund	4.4
iShares iBoxx $ High Yield Corporate Bond ETF	0.2
85.2

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional. fidelity.com, as applicable.

Schedule of Investments March 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Equity Funds - 33.9%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	732	67,733
Fidelity Emerging Markets Index Fund (a)	117,154	1,203,173
Fidelity International Index Fund (a)	58,069	2,908,670
Fidelity Total Market Index Fund (a)	34,747	5,037,903
TOTAL EQUITY FUNDS (Cost $7,593,809)		9,217,479

Fixed-Income Central Funds - 13.1%
	Shares	Value ($)
Investment Grade Fixed-Income Funds - 13.1%
Fidelity Inflation-Protected Bond Index Central Fund (b) (Cost $3,902,719)	40,320	3,563,458

Money Market Central Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $380,982)	380,906	380,982

Investment Companies - 9.3%
	Shares	Value ($)
iShares iBoxx $ High Yield Corporate Bond ETF	872	67,781
iShares JPMorgan USD Emerging Markets Bond ETF	27,502	2,466,104
TOTAL INVESTMENT COMPANIES (Cost $2,848,074)		2,533,885

Fixed-Income Funds - 42.3%
	Shares	Value ($)
Fidelity International Bond Index Fund (a)	618,598	5,672,539
Fidelity Long-Term Treasury Bond Index Fund (a)	146,052	1,422,544
Fidelity U.S. Bond Index Fund (a)	429,670	4,412,714
TOTAL FIXED-INCOME FUNDS (Cost $12,042,787)		11,507,797

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $26,768,371)	27,203,601
NET OTHER ASSETS (LIABILITIES) - 0.0%	7,837
NET ASSETS - 100.0%	27,211,438

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	529,971	645,615	794,604	10,291	-	-	380,982	0.0%
Fidelity Hedged Equity Central Fund	177,145	107,960	289,745	-	4,682	(42)	-	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	2,867,552	935,071	246,972	123,464	(7,700)	15,507	3,563,458	0.6%
Total	3,574,668	1,688,646	1,331,321	133,755	(3,018)	15,465	3,944,440

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Commodity Strategy Fund	61,833	58,620	51,156	1,013	(786)	(778)	67,733
Fidelity Emerging Markets Index Fund	1,147,545	257,939	288,470	30,588	(10,426)	96,585	1,203,173
Fidelity International Bond Index Fund	4,376,158	1,299,518	172,556	126,472	801	168,618	5,672,539
Fidelity International Index Fund	2,482,920	490,830	423,299	77,187	8,697	349,522	2,908,670
Fidelity Long-Term Treasury Bond Index Fund	2,353,871	155,299	1,173,798	27,695	(334,689)	421,861	1,422,544
Fidelity Real Estate Index Fund	57,059	28,089	88,407	-	(2,172)	5,431	-
Fidelity Total Market Index Fund	3,525,792	1,667,859	1,057,757	57,399	17,423	884,586	5,037,903
Fidelity U.S. Bond Index Fund	3,668,520	871,850	284,206	66,353	(24,217)	180,767	4,412,714
	17,673,698	4,830,004	3,539,649	386,707	(345,369)	2,106,592	20,725,276

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Funds	9,217,479	9,217,479	-	-

Fixed-Income Central Funds	3,563,458	3,563,458	-	-

Money Market Central Funds	380,982	380,982	-	-

Investment Companies	2,533,885	2,533,885	-	-

Fixed-Income Funds	11,507,797	11,507,797	-	-
Total Investments in Securities:	27,203,601	27,203,601	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,848,074)	$2,533,885
Fidelity Central Funds (cost $4,283,701)	3,944,440
Other affiliated issuers (cost $19,636,596)	20,725,276

Total Investment in Securities (cost $26,768,371)		$27,203,601
Cash		8,410
Receivable for investments sold		4,390
Receivable for fund shares sold		4,893
Distributions receivable from Fidelity Central Funds		1,749
Total assets		27,223,043
Liabilities
Payable for investments purchased	$2
Payable for fund shares redeemed	9,345
Accrued management fee	2,258
Total liabilities		11,605
Net Assets		$27,211,438
Net Assets consist of:
Paid in capital		$28,725,494
Total accumulated earnings (loss)		(1,514,056)
Net Assets		$27,211,438
Net Asset Value, offering price and redemption price per share ($27,211,438 ÷ 2,761,702 shares)		$9.85
Statement of Operations
		Six months ended March 31, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$63,613
Affiliated issuers		386,707
Interest		73
Income from Fidelity Central Funds		133,755
Total income		584,148
Expenses
Management fee	$19,294
Independent trustees' fees and expenses	39
Miscellaneous	66
Total expenses before reductions	19,399
Expense reductions	(6,597)
Total expenses after reductions		12,802
Net Investment income (loss)		571,346
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,206)
Fidelity Central Funds	(3,018)
Other affiliated issuers	(345,369)
Futures contracts	(1,449)
Total net realized gain (loss)		(354,042)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	214,487
Fidelity Central Funds	15,465
Other affiliated issuers	2,106,592
Futures contracts	673
Total change in net unrealized appreciation (depreciation)		2,337,217
Net gain (loss)		1,983,175
Net increase (decrease) in net assets resulting from operations		$2,554,521
Statement of Changes in Net Assets

	Six months ended March 31, 2024 (Unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$571,346	$716,841
Net realized gain (loss)	(354,042)	(1,201,558)
Change in net unrealized appreciation (depreciation)	2,337,217	1,481,299
Net increase (decrease) in net assets resulting from operations	2,554,521	996,582
Distributions to shareholders	(575,969)	(840,168)

Share transactions
Proceeds from sales of shares	3,348,499	6,744,977
Reinvestment of distributions	554,455	820,452
Cost of shares redeemed	(2,569,793)	(3,231,067)

Net increase (decrease) in net assets resulting from share transactions	1,333,161	4,334,362
Total increase (decrease) in net assets	3,311,713	4,490,776

Net Assets
Beginning of period	23,899,725	19,408,949
End of period	$27,211,438	$23,899,725

Other Information
Shares
Sold	353,546	721,609
Issued in reinvestment of distributions	57,848	89,465
Redeemed	(269,922)	(345,817)
Net increase (decrease)	141,472	465,257

Financial Highlights
Fidelity® Health Savings Index Fund

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$9.12	$9.01	$11.06	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.29	.32	.17	.06
Net realized and unrealized gain (loss)	.73	.18	(2.06)	.66	.40
Total from investment operations	.94	.47	(1.74)	.83	.46
Distributions from net investment income	(.21)	(.36)	(.28)	(.14)	(.05)
Distributions from net realized gain	-	-	(.03)	(.04)	-
Total distributions	(.21)	(.36)	(.31)	(.18)	(.05)
Net asset value, end of period	$9.85	$9.12	$9.01	$11.06	$10.41
Total Return D,E	10.43%	5.30%	(16.22)%	7.99%	4.58%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.15% H,I	.16%	.15%	.15%	.15% H
Expenses net of fee waivers, if any	.10% H,I	.11%	.10%	.10%	.10% H
Expenses net of all reductions	.10% H,I	.10%	.10%	.10%	.10% H
Net investment income (loss)	4.45% H,I	3.14%	3.08%	1.51%	.97% H
Supplemental Data
Net assets, end of period (000 omitted)	$27,211	$23,900	$19,409	$16,864	$3,609
Portfolio turnover rate J	39% H	49%	32%	42%	71% H

AFor the period March 2, 2020 (commencement of operations) through September 30, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended March 31, 2024

1. Organization.
Fidelity Health Savings Index Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares are available only to certain Fidelity health savings accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The aggregate value of investments by input level as of March 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,711,403
Gross unrealized depreciation	(1,558,591)
Net unrealized appreciation (depreciation)	$152,812
Tax cost	$27,050,789

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(388,756)
Long-term	(851,196)
Total capital loss carryforward	$(1,239,952)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Health Savings Index Fund	6,459,194	4,970,551
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .15% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Health Savings Index Fund	9

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of average net assets until January 31, 2025. For the period, management fees were reduced by $6,431.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $166.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period- C October 1, 2023 to March 31, 2024

Fidelity® Health Savings Index Fund	.10%
Actual		$ 1,000	$ 1,104.30	$ .53
Hypothetical-B		$ 1,000	$ 1,024.50	$ .51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Health Savings Index Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	20,490,883,158.99	95.36
Withheld	997,950,021.08	4.64
TOTAL	21,488,833,180.07	100.00
Jennifer Toolin McAuliffe
Affirmative	20,474,048,289.39	95.28
Withheld	1,014,784,890.68	4.72
TOTAL	21,488,833,180.07	100.00
Christine J. Thompson
Affirmative	20,499,307,535.14	95.40
Withheld	989,525,644.93	4.60
TOTAL	21,488,833,180.07	100.00
Elizabeth S. Acton
Affirmative	20,434,203,160.17	95.09
Withheld	1,054,630,019.90	4.91
TOTAL	21,488,833,180.07	100.00
Laura M. Bishop
Affirmative	20,462,855,203.38	95.23
Withheld	1,025,977,976.69	4.77
TOTAL	21,488,833,180.07	100.00
Ann E. Dunwoody
Affirmative	20,428,077,463.69	95.06
Withheld	1,060,755,716.38	4.94
TOTAL	21,488,833,180.07	100.00
John Engler
Affirmative	20,322,992,779.98	94.57
Withheld	1,165,840,400.09	5.43
TOTAL	21,488,833,180.07	100.00
Robert F. Gartland
Affirmative	20,393,447,091.93	94.90
Withheld	1,095,386,088.14	5.10
TOTAL	21,488,833,180.07	100.00
Robert W. Helm
Affirmative	20,453,072,361.18	95.18
Withheld	1,035,760,818.89	4.82
TOTAL	21,488,833,180.07	100.00
Arthur E. Johnson
Affirmative	20,355,677,841.86	94.73
Withheld	1,133,155,338.21	5.27
TOTAL	21,488,833,180.07	100.00
Michael E. Kenneally
Affirmative	20,412,735,935.49	94.99
Withheld	1,076,097,244.58	5.01
TOTAL	21,488,833,180.07	100.00
Mark A. Murray
Affirmative	20,431,159,374.63	95.08
Withheld	1,057,673,805.44	4.92
TOTAL	21,488,833,180.07	100.00
Carol J. Zierhoffer
Affirmative	20,496,998,425.10	95.38
Withheld	991,834,754.97	4.62
TOTAL	21,488,833,180.07	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.9897520.104
HSI-SANN-0524
Fidelity® Health Savings Fund

Semi-Annual Report
March 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Fidelity International Bond Index Fund	20.9
Fidelity Long-Term Treasury Bond Index Fund	5.2
Microsoft Corp.	1.3
Apple, Inc.	0.8
Amazon.com, Inc.	0.7
Alphabet, Inc. Class A	0.6
NVIDIA Corp.	0.6
Taiwan Semiconductor Manufacturing Co. Ltd.	0.6
Meta Platforms, Inc. Class A	0.5
ASML Holding NV (Netherlands)	0.3
31.5

Market Sectors (% of Fund's net assets)

Financials	10.0
Information Technology	8.1
Industrials	5.1
Consumer Discretionary	4.4
Health Care	3.7
Energy	3.2
Communication Services	2.9
Materials	1.7
Consumer Staples	1.7
Real Estate	0.9
Utilities	0.6

Quality Diversification (% of Fund's net assets)

Equities percentage includes investment in Fidelity Commodity Strategy Central Fund - 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Futures and Swaps - (0.1)%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments March 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Equity Central Funds - 33.8%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	1,667	150,923
Fidelity Emerging Markets Equity Central Fund (a)	12,626	2,629,641
Fidelity International Equity Central Fund (a)	60,052	6,342,641
Fidelity U.S. Equity Central Fund (a)	81,109	10,931,851
TOTAL EQUITY CENTRAL FUNDS (Cost $17,163,260)		20,055,056

Fixed-Income Central Funds - 38.7%
	Shares	Value ($)
High Yield Fixed-Income Funds - 9.3%
Fidelity Emerging Markets Debt Central Fund (a)	672,556	5,346,817
Fidelity High Income Central Fund (a)	1,393	146,399
TOTAL HIGH YIELD FIXED-INCOME FUNDS		5,493,216
Investment Grade Fixed-Income Funds - 29.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)	87,771	7,757,187
Fidelity Investment Grade Bond Central Fund (a)	98,939	9,653,473
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		17,410,660
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $24,173,080)		22,903,876

Money Market Central Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $821,778)	821,613	821,778

Fixed-Income Funds - 26.1%
	Shares	Value ($)
Fidelity International Bond Index Fund (c)	1,346,609	12,348,408
Fidelity Long-Term Treasury Bond Index Fund (c)	317,934	3,096,676
TOTAL FIXED-INCOME FUNDS (Cost $16,162,912)		15,445,084

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $58,321,030)	59,225,794
NET OTHER ASSETS (LIABILITIES) - 0.0%	(14,976)
NET ASSETS - 100.0%	59,210,818

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,202,805	588,538	969,565	22,967	-	-	821,778	0.0%
Fidelity Commodity Strategy Central Fund	138,602	134,398	119,239	2,624	(4,132)	1,294	150,923	0.1%
Fidelity Emerging Markets Debt Central Fund	4,871,134	477,148	412,057	166,786	556	410,036	5,346,817	0.2%
Fidelity Emerging Markets Debt Local Currency Central Fund	270,192	132,763	416,275	-	16,674	(3,354)	-	0.0%
Fidelity Emerging Markets Equity Central Fund	2,572,834	480,880	703,687	23,380	(92,032)	371,646	2,629,641	0.1%
Fidelity Floating Rate Central Fund	281,092	397,292	675,780	6,323	(1,109)	(1,495)	-	0.0%
Fidelity Hedged Equity Central Fund	399,573	241,022	651,013	-	10,561	(143)	-	0.0%
Fidelity High Income Central Fund	138,719	197,574	197,644	6,969	(914)	8,664	146,399	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	6,445,140	2,033,629	736,754	276,947	(47,349)	62,521	7,757,187	1.3%
Fidelity International Equity Central Fund	5,542,430	889,500	1,182,304	48,166	57,777	1,035,238	6,342,641	0.1%
Fidelity Investment Grade Bond Central Fund	8,228,829	1,834,068	765,483	191,738	(52,348)	408,407	9,653,473	0.0%
Fidelity Real Estate Equity Central Fund	128,807	61,707	196,216	-	(5,122)	10,824	-	0.0%
Fidelity U.S. Equity Central Fund	7,931,771	4,098,284	2,621,151	566,431	(54,112)	1,577,059	10,931,851	0.1%
Total	38,151,928	11,566,803	9,647,168	1,312,331	(171,550)	3,880,697	43,780,710

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity International Bond Index Fund	9,835,871	2,885,430	748,816	282,327	2,289	373,634	12,348,408
Fidelity Long-Term Treasury Bond Index Fund	5,289,526	310,344	2,696,842	61,686	(795,262)	988,910	3,096,676
	15,125,397	3,195,774	3,445,658	344,013	(792,973)	1,362,544	15,445,084

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	20,055,056	20,055,056	-	-

Fixed-Income Central Funds	22,903,876	22,903,876	-	-

Money Market Central Funds	821,778	821,778	-	-

Fixed-Income Funds	15,445,084	15,445,084	-	-
Total Investments in Securities:	59,225,794	59,225,794	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $42,158,118)	$43,780,710
Other affiliated issuers (cost $16,162,912)	15,445,084

Total Investment in Securities (cost $58,321,030)		$59,225,794
Receivable for investments sold		10
Receivable for fund shares sold		34,794
Distributions receivable from Fidelity Central Funds		3,780
Total assets		59,264,378
Liabilities
Payable for investments purchased	$15,899
Payable for fund shares redeemed	18,667
Accrued management fee	18,994
Total liabilities		53,560
Net Assets		$59,210,818
Net Assets consist of:
Paid in capital		$61,755,753
Total accumulated earnings (loss)		(2,544,935)
Net Assets		$59,210,818

Net Asset Value and Maximum Offering Price
Fidelity Health Savings Fund :
Net Asset Value, offering price and redemption price per share ($21,085,188 ÷ 2,099,652 shares)		$10.04
Class K :
Net Asset Value, offering price and redemption price per share ($38,125,630 ÷ 3,797,516 shares)		$10.04
Statement of Operations
		Six months ended March 31, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$344,013
Interest		73
Income from Fidelity Central Funds		810,388
Total income		1,154,474
Expenses
Management fee	$110,742
Independent trustees' fees and expenses	87
Miscellaneous	185
Total expenses before reductions	111,014
Expense reductions	(119)
Total expenses after reductions		110,895
Net Investment income (loss)		1,043,579
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6,359
Fidelity Central Funds	(171,550)
Other affiliated issuers	(792,973)
Futures contracts	(4,346)
Capital gain distributions from underlying funds:
Affiliated issuers	501,943
Total net realized gain (loss)		(460,567)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	8,510
Fidelity Central Funds	3,880,697
Other affiliated issuers	1,362,544
Futures contracts	2,020
Total change in net unrealized appreciation (depreciation)		5,253,771
Net gain (loss)		4,793,204
Net increase (decrease) in net assets resulting from operations		$5,836,783
Statement of Changes in Net Assets

	Six months ended March 31, 2024 (Unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,043,579	$1,581,689
Net realized gain (loss)	(460,567)	(2,387,661)
Change in net unrealized appreciation (depreciation)	5,253,771	2,888,009
Net increase (decrease) in net assets resulting from operations	5,836,783	2,082,037
Distributions to shareholders	(1,110,579)	(1,929,841)

Share transactions - net increase (decrease)	788,114	12,860,633
Total increase (decrease) in net assets	5,514,318	13,012,829

Net Assets
Beginning of period	53,696,500	40,683,671
End of period	$59,210,818	$53,696,500

Financial Highlights
Fidelity® Health Savings Fund

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$9.25	$9.15	$11.21	$10.48	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.29	.28	.16	.08
Net realized and unrealized gain (loss)	.80	.20	(2.02)	.76	.46
Total from investment operations	.97	.49	(1.74)	.92	.54
Distributions from net investment income	(.18)	(.34)	(.25)	(.11)	(.06)
Distributions from net realized gain	-	(.05)	(.07)	(.08)	-
Total distributions	(.18)	(.39)	(.32)	(.19)	(.06)
Net asset value, end of period	$10.04	$9.25	$9.15	$11.21	$10.48
Total Return D,E	10.62%	5.36%	(15.98)%	8.81%	5.41%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H,I	.46%	.45%	.45%	.45% I
Expenses net of fee waivers, if any	.45 % H,I	.46%	.45%	.45%	.45% I
Expenses net of all reductions	.45% H,I	.46%	.45%	.45%	.45% I
Net investment income (loss)	3.59% H,I	3.11%	2.66%	1.48%	1.36% I
Supplemental Data
Net assets, end of period (000 omitted)	$21,085	$20,513	$18,399	$16,668	$4,324
Portfolio turnover rate J	45 % I	46%	29%	31%	43% I

AFor the period March 2, 2020 (commencement of operations) through September 30, 2020.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Health Savings Fund Class K

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$9.24	$9.15	$11.21	$10.48	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.30	.29	.18	.09
Net realized and unrealized gain (loss)	.81	.19	(2.02)	.75	.45
Total from investment operations	.99	.49	(1.73)	.93	.54
Distributions from net investment income	(.19)	(.35)	(.27)	(.12)	(.06)
Distributions from net realized gain	-	(.05)	(.07)	(.08)	-
Total distributions	(.19)	(.40)	(.33) D	(.20)	(.06)
Net asset value, end of period	$10.04	$9.24	$9.15	$11.21	$10.48
Total Return E,F	10.81%	5.36%	(15.88)%	8.92%	5.45%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.35% I,J	.36%	.35%	.35%	.35% I
Expenses net of fee waivers, if any	.35 % I,J	.36%	.35%	.35%	.35% I
Expenses net of all reductions	.35% I,J	.36%	.35%	.35%	.35% I
Net investment income (loss)	3.69% I,J	3.21%	2.76%	1.58%	1.46% I
Supplemental Data
Net assets, end of period (000 omitted)	$38,126	$33,183	$22,284	$16,827	$3,308
Portfolio turnover rate K	45 % I	46%	29%	31%	43% I

AFor the period March 2, 2020 (commencement of operations) through September 30, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended March 31, 2024

1. Organization.
Fidelity Health Savings Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Health Savings Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Shares are available only to certain Fidelity health savings accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	0.01%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Futures Restricted Securities	0.02%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Loans & Direct Debt Instruments	0.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Loans & Direct Debt Instruments	0.01%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Delayed Delivery & When Issued Securities Foreign Securities Futures Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of March 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,103,775
Gross unrealized depreciation	(2,766,851)
Net unrealized appreciation (depreciation)	$336,924
Tax cost	$58,888,870

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(420,457)
Long-term	(1,752,784)
Total capital loss carryforward	$(2,173,241)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Health Savings Fund	14,415,805	12,781,032
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Fidelity Health Savings Fund	.45%
Class K	.35%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $119.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2024	Year ended September 30, 2023
Fidelity Health Savings Fund
Distributions to shareholders
Fidelity Health Savings Fund	$404,227	$816,880
Class K	706,352	1,112,961
Total	$1,110,579	$1,929,841
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2024	Year ended September 30, 2023	Six months ended March 31, 2024	Year ended September 30, 2023
Fidelity Health Savings Fund
Fidelity Health Savings Fund
Shares sold	222,642	540,289	$2,149,384	$5,127,504
Reinvestment of distributions	39,097	84,506	378,128	786,375
Shares redeemed	(380,902)	(416,682)	(3,694,964)	(3,956,063)
Net increase (decrease)	(119,163)	208,113	$(1,167,452)	$1,957,816
Class K
Shares sold	553,767	1,435,056	$5,316,085	$13,586,075
Reinvestment of distributions	72,230	118,108	698,809	1,100,944
Shares redeemed	(418,252)	(398,766)	(4,059,328)	(3,784,202)
Net increase (decrease)	207,745	1,154,398	$1,955,566	$10,902,817
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period- C October 1, 2023 to March 31, 2024
Fidelity® Health Savings Fund
Fidelity® Health Savings Fund	.45%
Actual		$ 1,000	$ 1,106.20	$ 2.37
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28
Class K	.35%
Actual		$ 1,000	$ 1,108.10	$ 1.84
Hypothetical-B		$ 1,000	$ 1,023.25	$ 1.77

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Health Savings Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	20,490,883,158.99	95.36
Withheld	997,950,021.08	4.64
TOTAL	21,488,833,180.07	100.00
Jennifer Toolin McAuliffe
Affirmative	20,474,048,289.39	95.28
Withheld	1,014,784,890.68	4.72
TOTAL	21,488,833,180.07	100.00
Christine J. Thompson
Affirmative	20,499,307,535.14	95.40
Withheld	989,525,644.93	4.60
TOTAL	21,488,833,180.07	100.00
Elizabeth S. Acton
Affirmative	20,434,203,160.17	95.09
Withheld	1,054,630,019.90	4.91
TOTAL	21,488,833,180.07	100.00
Laura M. Bishop
Affirmative	20,462,855,203.38	95.23
Withheld	1,025,977,976.69	4.77
TOTAL	21,488,833,180.07	100.00
Ann E. Dunwoody
Affirmative	20,428,077,463.69	95.06
Withheld	1,060,755,716.38	4.94
TOTAL	21,488,833,180.07	100.00
John Engler
Affirmative	20,322,992,779.98	94.57
Withheld	1,165,840,400.09	5.43
TOTAL	21,488,833,180.07	100.00
Robert F. Gartland
Affirmative	20,393,447,091.93	94.90
Withheld	1,095,386,088.14	5.10
TOTAL	21,488,833,180.07	100.00
Robert W. Helm
Affirmative	20,453,072,361.18	95.18
Withheld	1,035,760,818.89	4.82
TOTAL	21,488,833,180.07	100.00
Arthur E. Johnson
Affirmative	20,355,677,841.86	94.73
Withheld	1,133,155,338.21	5.27
TOTAL	21,488,833,180.07	100.00
Michael E. Kenneally
Affirmative	20,412,735,935.49	94.99
Withheld	1,076,097,244.58	5.01
TOTAL	21,488,833,180.07	100.00
Mark A. Murray
Affirmative	20,431,159,374.63	95.08
Withheld	1,057,673,805.44	4.92
TOTAL	21,488,833,180.07	100.00
Carol J. Zierhoffer
Affirmative	20,496,998,425.10	95.38
Withheld	991,834,754.97	4.62
TOTAL	21,488,833,180.07	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.9897538.104
HSF-SANN-0524
Fidelity Asset Manager® Funds

Fidelity Asset Manager® 20%
Fidelity Asset Manager® 30%
Fidelity Asset Manager® 40%
Fidelity Asset Manager® 50%
Fidelity Asset Manager® 60%
Fidelity Asset Manager® 70%
Fidelity Asset Manager® 85%

Semi-Annual Report
March 31, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Fidelity Asset Manager® 20%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Asset Manager® 20%
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	1.4
Apple, Inc.	0.9
Amazon.com, Inc.	0.8
Alphabet, Inc. Class A	0.7
NVIDIA Corp.	0.6
Meta Platforms, Inc. Class A	0.6
iShares Russell 2000 Index ETF	0.4
iShares 20+ Year Treasury Bond ETF	0.4
Taiwan Semiconductor Manufacturing Co. Ltd.	0.3
JPMorgan Chase & Co.	0.3
6.4

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	20.6
Fannie Mae	3.4
Freddie Mac	3.2
Ginnie Mae	2.1
Uniform Mortgage Backed Securities	2.1
JPMorgan Chase & Co.	0.8
Morgan Stanley	0.8
BX Commercial Mortgage Trust	0.7
Bank of America Corp.	0.5
Petroleos Mexicanos	0.4
34.6

Market Sectors (% of Fund's net assets)

Financials	12.6
Information Technology	7.7
Health Care	4.3
Consumer Discretionary	3.9
Industrials	3.9
Communication Services	3.3
Energy	2.7
Real Estate	2.2
Consumer Staples	1.7
Materials	1.1
Utilities	0.7

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Percentages in the above tables are adjusted for the effect of TBA sale Commitments.
Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 0.2%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 15.5% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 20%
Schedule of Investments March 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Equity Central Funds - 29.2%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	123,637	11,192,827
Fidelity Emerging Markets Equity Central Fund (a)	823,531	171,516,876
Fidelity Hedged Equity Central Fund (a)	606,267	74,237,436
Fidelity International Equity Central Fund (a)	3,252,250	343,502,691
Fidelity Real Estate Equity Central Fund (a)	192,171	24,628,683
Fidelity U.S. Equity Central Fund (a)	7,038,572	948,658,764
TOTAL EQUITY CENTRAL FUNDS (Cost $855,386,730)		1,573,737,277

Fixed-Income Central Funds - 50.6%
	Shares	Value ($)
High Yield Fixed-Income Funds - 2.6%
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	531,302	46,510,155
Fidelity Floating Rate Central Fund (a)	551,715	54,426,655
Fidelity High Income Central Fund (a)	387,344	40,721,459
TOTAL HIGH YIELD FIXED-INCOME FUNDS		141,658,269
Investment Grade Fixed-Income Funds - 48.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)	751,814	66,445,330
Fidelity International Credit Central Fund (a)	170,952	13,888,170
Fidelity Investment Grade Bond Central Fund (a)	25,707,004	2,508,232,378
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,588,565,878
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,854,884,131)		2,730,224,147

Money Market Central Funds - 19.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	1,026,643,248	1,026,848,577
Fidelity Securities Lending Cash Central Fund 5.39% (b)(c)	21,290,871	21,293,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,048,141,577)		1,048,141,577

U.S. Treasury Obligations - 0.3%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.3% 5/2/24 to 6/20/24 (e) (Cost $14,594,400)	14,750,000	14,594,829

Investment Companies - 0.8%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF	220,344	20,848,949
iShares Russell 2000 Index ETF (f)	99,597	20,945,248
TOTAL INVESTMENT COMPANIES (Cost $41,703,261)		41,794,197

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $4,814,710,099)	5,408,492,027
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(18,210,995)
NET ASSETS - 100.0%	5,390,281,032

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	896	Jun 2024	237,820,800	(5,252,556)	(5,252,556)
ICE E-mini MSCI EAFE Index Contracts (United States)	436	Jun 2024	51,384,780	(628,711)	(628,711)
ICE MSCI Emerging Markets Index Contracts (United States)	931	Jun 2024	48,830,950	3,203	3,203

TOTAL FUTURES CONTRACTS					(5,878,064)
The notional amount of futures sold as a percentage of Net Assets is 6.3%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,171,761.
(f)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	93,480,867	1,144,518,878	211,151,168	4,264,847	-	-	1,026,848,577	2.1%
Fidelity Commodity Strategy Central Fund	12,138,671	740,391	1,190,961	231,031	(190,996)	(304,278)	11,192,827	5.5%
Fidelity Emerging Markets Debt Central Fund	6,505,336	232,547	6,919,400	64,074	(1,353,313)	1,534,830	-	0.0%
Fidelity Emerging Markets Debt Local Currency Central Fund	43,626,574	3,364,517	-	3,364,517	-	(480,936)	46,510,155	15.9%
Fidelity Emerging Markets Equity Central Fund	158,756,478	5,622,645	9,916,345	1,507,436	2,101,370	14,952,728	171,516,876	7.3%
Fidelity Floating Rate Central Fund	70,283,198	5,736,976	21,986,558	3,268,156	(333,888)	726,927	54,426,655	3.7%
Fidelity Hedged Equity Central Fund	68,400,292	726,742	6,551,736	726,741	267,442	11,394,696	74,237,436	15.5%
Fidelity High Income Central Fund	26,862,290	15,539,755	2,877,058	1,219,612	16,401	1,180,071	40,721,459	3.0%
Fidelity Inflation-Protected Bond Index Central Fund	39,598,919	32,151,718	5,323,675	2,237,765	(239,966)	258,334	66,445,330	11.3%
Fidelity International Credit Central Fund	13,426,284	756,452	1,191,139	541,352	(202,883)	805,021	13,888,170	5.5%
Fidelity International Equity Central Fund	298,819,024	13,605,540	25,828,472	2,487,602	772,722	56,133,877	343,502,691	6.3%
Fidelity Investment Grade Bond Central Fund	2,488,119,466	157,786,203	239,474,983	53,737,120	(23,588,072)	125,389,764	2,508,232,378	6.3%
Fidelity Money Market Central Fund 0.45%	962,943,969	58,713,306	1,021,657,362	24,431,217	(74,202)	74,289	-	0.0%
Fidelity Real Estate Equity Central Fund	22,499,701	1,383,373	2,381,706	364,870	(13,821)	3,141,136	24,628,683	2.5%
Fidelity Securities Lending Cash Central Fund 5.39%	13,104,400	216,227,929	208,039,329	5,156	-	-	21,293,000	0.1%
Fidelity U.S. Equity Central Fund	802,922,024	77,135,957	63,449,516	48,048,985	8,477,034	123,573,265	948,658,764	4.9%
Total	5,121,487,493	1,734,242,929	1,827,939,408	146,500,481	(14,362,172)	338,379,724	5,352,103,001

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Low Volatility Factor ETF	-	52,888,426	54,710,904	157,387	1,822,478	-	-
	-	52,888,426	54,710,904	157,387	1,822,478	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	1,573,737,277	1,573,737,277	-	-

Fixed-Income Central Funds	2,730,224,147	2,730,224,147	-	-

Money Market Central Funds	1,048,141,577	1,048,141,577	-	-

U.S Treasury Obligations	14,594,829	-	14,594,829	-

Investment Companies	41,794,197	41,794,197	-	-
Total Investments in Securities:	5,408,492,027	5,393,897,198	14,594,829	-
Derivative Instruments: Assets
Futures Contracts	3,203	3,203	-	-
Total Assets	3,203	3,203	-	-
Liabilities
Futures Contracts	(5,881,267)	(5,881,267)	-	-
Total Liabilities	(5,881,267)	(5,881,267)	-	-
Total Derivative Instruments:	(5,878,064)	(5,878,064)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,203	(5,881,267)
Total Equity Risk	3,203	(5,881,267)
Total Value of Derivatives	3,203	(5,881,267)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 20%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,924,850) - See accompanying schedule:
Unaffiliated issuers (cost $56,297,661)	$56,389,026
Fidelity Central Funds (cost $4,758,412,438)	5,352,103,001

Total Investment in Securities (cost $4,814,710,099)		$5,408,492,027
Receivable for investments sold		1,268
Receivable for fund shares sold		3,485,108
Distributions receivable from Fidelity Central Funds		4,817,250
Prepaid expenses		2,538
Total assets		5,416,798,191
Liabilities
Payable for investments purchased	$1,570,995
Payable for fund shares redeemed	1,373,270
Accrued management fee	2,135,968
Distribution and service plan fees payable	34,786
Payable for daily variation margin on futures contracts	78,956
Other payables and accrued expenses	30,184
Collateral on securities loaned	21,293,000
Total liabilities		26,517,159
Net Assets		$5,390,281,032
Net Assets consist of:
Paid in capital		$5,225,089,390
Total accumulated earnings (loss)		165,191,642
Net Assets		$5,390,281,032

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($53,573,302 ÷ 3,978,029 shares)(a)		$13.47
Maximum offering price per share (100/94.25 of $13.47)		$14.29
Class M :
Net Asset Value and redemption price per share ($28,561,640 ÷ 2,127,082 shares)(a)		$13.43
Maximum offering price per share (100/96.50 of $13.43)		$13.92
Class C :
Net Asset Value and offering price per share ($13,749,117 ÷ 1,032,417 shares)(a)		$13.32
Asset Manager 20% :
Net Asset Value, offering price and redemption price per share ($3,310,105,209 ÷ 245,343,425 shares)		$13.49
Class I :
Net Asset Value, offering price and redemption price per share ($19,302,922 ÷ 1,430,016 shares)		$13.50
Class Z :
Net Asset Value, offering price and redemption price per share ($1,964,988,842 ÷ 145,723,541 shares)		$13.48
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended March 31, 2024 (Unaudited)
Investment Income
Dividends (including $157,387 earned from affiliated issuers)		$802,935
Interest		468,940
Income from Fidelity Central Funds (including $5,156 from security lending)		103,931,901
Total income		105,203,776
Expenses
Management fee	$10,928,891
Transfer agent fees	1,645,225
Distribution and service plan fees	214,358
Accounting fees	490,803
Custodian fees and expenses	16,094
Independent trustees' fees and expenses	8,246
Registration fees	41,982
Audit	18,368
Legal	4,724
Miscellaneous	12,999
Total expenses before reductions	13,381,690
Expense reductions	(194,279)
Total expenses after reductions		13,187,411
Net Investment income (loss)		92,016,365
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,787,519
Fidelity Central Funds	(14,362,172)
Other affiliated issuers	1,822,478
Futures contracts	(29,902,598)
Capital gain distributions from Fidelity Central Funds	42,568,580
Total net realized gain (loss)		4,913,807
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,048,476
Fidelity Central Funds	338,379,724
Futures contracts	(19,967,370)
Total change in net unrealized appreciation (depreciation)		321,460,830
Net gain (loss)		326,374,637
Net increase (decrease) in net assets resulting from operations		$418,391,002
Statement of Changes in Net Assets

	Six months ended March 31, 2024 (Unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,016,365	$172,577,535
Net realized gain (loss)	4,913,807	(151,453,417)
Change in net unrealized appreciation (depreciation)	321,460,830	225,777,146
Net increase (decrease) in net assets resulting from operations	418,391,002	246,901,264
Distributions to shareholders	(94,686,354)	(298,570,191)

Share transactions - net increase (decrease)	(166,492,270)	(148,513,918)
Total increase (decrease) in net assets	157,212,378	(200,182,845)

Net Assets
Beginning of period	5,233,068,654	5,433,251,499
End of period	$5,390,281,032	$5,233,068,654

Financial Highlights
Fidelity Advisor Asset Manager® 20% Class A

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.67	$12.81	$14.74	$14.00	$13.51	$13.40
Income from Investment Operations
Net investment income (loss) A,B	.20	.36	.23	.14	.18	.26
Net realized and unrealized gain (loss)	.81	.16	(1.93)	.82	.62	.36
Total from investment operations	1.01	.52	(1.70)	.96	.80	.62
Distributions from net investment income	(.21)	(.40)	(.19)	(.11)	(.19)	(.26)
Distributions from net realized gain	-	(.26)	(.03)	(.12)	(.13)	(.24)
Total distributions	(.21)	(.66)	(.23) C	(.22) C	(.31) C	(.51) C
Net asset value, end of period	$13.47	$12.67	$12.81	$14.74	$14.00	$13.51
Total Return D,E,F	8.05%	4.07%	(11.71)%	6.91%	6.04%	4.85%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.80% I,J	.82%	.81%	.81%	.82%	.83%
Expenses net of fee waivers, if any	.80 % I,J	.81%	.81%	.81%	.82%	.83%
Expenses net of all reductions	.80% I,J	.81%	.81%	.81%	.82%	.83%
Net investment income (loss)	3.13% I,J	2.80%	1.61%	.97%	1.34%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$53,573	$53,119	$56,979	$62,957	$50,633	$45,153
Portfolio turnover rate K	18 % I	28%	22%	25%	25%	41%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 20% Class M

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.63	$12.77	$14.70	$13.97	$13.48	$13.37
Income from Investment Operations
Net investment income (loss) A,B	.19	.33	.19	.10	.15	.23
Net realized and unrealized gain (loss)	.81	.16	(1.92)	.82	.62	.35
Total from investment operations	1.00	.49	(1.73)	.92	.77	.58
Distributions from net investment income	(.20)	(.37)	(.16)	(.07)	(.15)	(.23)
Distributions from net realized gain	-	(.26)	(.03)	(.12)	(.13)	(.24)
Total distributions	(.20)	(.63)	(.20) C	(.19)	(.28)	(.47)
Net asset value, end of period	$13.43	$12.63	$12.77	$14.70	$13.97	$13.48
Total Return D,E,F	7.94%	3.84%	(11.94)%	6.60%	5.79%	4.58%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.05% I,J	1.06%	1.06%	1.07%	1.08%	1.08%
Expenses net of fee waivers, if any	1.04 % I,J	1.06%	1.06%	1.07%	1.07%	1.08%
Expenses net of all reductions	1.04% I,J	1.06%	1.06%	1.07%	1.07%	1.08%
Net investment income (loss)	2.89% I,J	2.55%	1.36%	.72%	1.09%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$28,562	$28,202	$27,193	$31,762	$27,366	$25,696
Portfolio turnover rate K	18 % I	28%	22%	25%	25%	41%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 20% Class C

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.53	$12.67	$14.61	$13.91	$13.43	$13.32
Income from Investment Operations
Net investment income (loss) A,B	.15	.26	.12	.03	.08	.16
Net realized and unrealized gain (loss)	.80	.16	(1.92)	.82	.61	.36
Total from investment operations	.95	.42	(1.80)	.85	.69	.52
Distributions from net investment income	(.16)	(.30)	(.11)	(.03)	(.09)	(.16)
Distributions from net realized gain	-	(.26)	(.03)	(.12)	(.13)	(.24)
Total distributions	(.16)	(.56)	(.14)	(.15)	(.21) C	(.41) C
Net asset value, end of period	$13.32	$12.53	$12.67	$14.61	$13.91	$13.43
Total Return D,E,F	7.64%	3.35%	(12.41)%	6.10%	5.22%	4.06%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.55% I,J	1.57%	1.57%	1.57%	1.58%	1.59%
Expenses net of fee waivers, if any	1.54 % I,J	1.57%	1.57%	1.57%	1.58%	1.59%
Expenses net of all reductions	1.54% I,J	1.57%	1.57%	1.57%	1.58%	1.59%
Net investment income (loss)	2.39% I,J	2.05%	.85%	.22%	.59%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$13,749	$16,531	$19,557	$25,804	$24,940	$21,588
Portfolio turnover rate K	18 % I	28%	22%	25%	25%	41%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 20%

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.69	$12.83	$14.76	$14.02	$13.54	$13.42
Income from Investment Operations
Net investment income (loss) A,B	.22	.40	.27	.19	.23	.30
Net realized and unrealized gain (loss)	.81	.16	(1.93)	.82	.61	.37
Total from investment operations	1.03	.56	(1.66)	1.01	.84	.67
Distributions from net investment income	(.23)	(.44)	(.24)	(.15)	(.23)	(.31)
Distributions from net realized gain	-	(.26)	(.03)	(.12)	(.13)	(.24)
Total distributions	(.23)	(.70)	(.27)	(.27)	(.36)	(.55)
Net asset value, end of period	$13.49	$12.69	$12.83	$14.76	$14.02	$13.54
Total Return C,D	8.20%	4.40%	(11.41)%	7.24%	6.29%	5.24%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50% G,H	.51%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.49 % G,H	.51%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.49% G,H	.51%	.50%	.50%	.50%	.51%
Net investment income (loss)	3.43% G,H	3.11%	1.92%	1.29%	1.66%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$3,310,105	$3,329,197	$3,734,894	$4,723,410	$5,377,374	$4,990,188
Portfolio turnover rate I	18 % G	28%	22%	25%	25%	41%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 20% Class I

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.69	$12.83	$14.76	$14.02	$13.53	$13.41
Income from Investment Operations
Net investment income (loss) A,B	.22	.40	.26	.18	.22	.30
Net realized and unrealized gain (loss)	.82	.15	(1.93)	.82	.61	.36
Total from investment operations	1.04	.55	(1.67)	1.00	.83	.66
Distributions from net investment income	(.23)	(.43)	(.23)	(.14)	(.22)	(.30)
Distributions from net realized gain	-	(.26)	(.03)	(.12)	(.13)	(.24)
Total distributions	(.23)	(.69)	(.26)	(.26)	(.34) C	(.54)
Net asset value, end of period	$13.50	$12.69	$12.83	$14.76	$14.02	$13.53
Total Return D,E	8.25%	4.33%	(11.46)%	7.17%	6.27%	5.18%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.54% H,I	.55%	.55%	.55%	.58%	.56%
Expenses net of fee waivers, if any	.53 % H,I	.55%	.55%	.55%	.57%	.56%
Expenses net of all reductions	.53% H,I	.55%	.55%	.55%	.57%	.56%
Net investment income (loss)	3.40% H,I	3.06%	1.87%	1.24%	1.59%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$19,303	$20,594	$28,182	$31,374	$32,445	$25,577
Portfolio turnover rate J	18 % H	28%	22%	25%	25%	41%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 20% Class Z

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.68	$12.82	$14.76	$14.02	$13.53	$13.41
Income from Investment Operations
Net investment income (loss) B,C	.23	.41	.27	.19	.23	.30
Net realized and unrealized gain (loss)	.80	.15	(1.93)	.82	.62	.37
Total from investment operations	1.03	.56	(1.66)	1.01	.85	.67
Distributions from net investment income	(.23)	(.44)	(.24)	(.16)	(.24)	(.31)
Distributions from net realized gain	-	(.26)	(.03)	(.12)	(.13)	(.24)
Total distributions	(.23)	(.70)	(.28) D	(.27) D	(.36) D	(.55)
Net asset value, end of period	$13.48	$12.68	$12.82	$14.76	$14.02	$13.53
Total Return E,F	8.22%	4.42%	(11.45)%	7.27%	6.41%	5.27%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.47% I,J	.47%	.47%	.47%	.48%	.48% I
Expenses net of fee waivers, if any	.46 % I,J	.47%	.47%	.47%	.48%	.48% I
Expenses net of all reductions	.46% I,J	.47%	.47%	.47%	.48%	.48% I
Net investment income (loss)	3.47% I,J	3.14%	1.95%	1.31%	1.69%	2.32% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,964,989	$1,785,426	$1,566,447	$1,485,829	$18,177	$14,613
Portfolio turnover rate K	18 % I	28%	22%	25%	25%	41%

AFor the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 30%
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	1.8
Apple, Inc.	1.1
Amazon.com, Inc.	1.0
Alphabet, Inc. Class A	0.9
NVIDIA Corp.	0.8
Meta Platforms, Inc. Class A	0.7
Taiwan Semiconductor Manufacturing Co. Ltd.	0.5
JPMorgan Chase & Co.	0.5
Exxon Mobil Corp.	0.5
iShares Russell 2000 Index ETF	0.4
8.2

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	20.3
Fannie Mae	3.2
Freddie Mac	3.1
Ginnie Mae	2.2
Uniform Mortgage Backed Securities	1.2
JPMorgan Chase & Co.	0.6
Morgan Stanley	0.6
BX Commercial Mortgage Trust	0.5
Bank of America Corp.	0.5
Petroleos Mexicanos	0.4
32.6

Market Sectors (% of Fund's net assets)

Financials	14.6
Information Technology	10.0
Health Care	5.6
Industrials	5.3
Consumer Discretionary	5.0
Communication Services	3.8
Energy	2.9
Consumer Staples	2.4
Real Estate	2.1
Materials	1.1
Utilities	0.8

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Percentages in the above tables are adjusted for the effect of TBA sale Commitments.
Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 0.2%.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 19.5% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 30%
Schedule of Investments March 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Equity Central Funds - 39.4%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	46,815	4,238,123
Fidelity Emerging Markets Equity Central Fund (a)	450,928	93,914,732
Fidelity Hedged Equity Central Fund (a)	227,562	27,865,003
Fidelity International Equity Central Fund (a)	1,836,762	193,998,769
Fidelity Real Estate Equity Central Fund (a)	67,636	8,668,213
Fidelity U.S. Equity Central Fund (a)	3,624,498	488,509,861
TOTAL EQUITY CENTRAL FUNDS (Cost $493,449,554)		817,194,701

Fixed-Income Central Funds - 49.6%
	Shares	Value ($)
High Yield Fixed-Income Funds - 2.6%
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	206,214	18,051,992
Fidelity Floating Rate Central Fund (a)	210,825	20,797,914
Fidelity High Income Central Fund (a)	148,025	15,561,899
TOTAL HIGH YIELD FIXED-INCOME FUNDS		54,411,805
Investment Grade Fixed-Income Funds - 47.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)	344,913	30,483,385
Fidelity International Credit Central Fund (a)	64,991	5,279,902
Fidelity Investment Grade Bond Central Fund (a)	9,604,747	937,135,186
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		972,898,473
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,121,730,256)		1,027,310,278

Money Market Central Funds - 10.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	205,472,394	205,513,489
Fidelity Securities Lending Cash Central Fund 5.39% (b)(c)	7,981,402	7,982,200
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $213,495,689)		213,495,689

U.S. Treasury Obligations - 0.3%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.3% 5/2/24 to 6/20/24 (e) (Cost $6,197,804)	6,260,000	6,197,938

Investment Companies - 0.8%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF	82,329	7,789,970
iShares Russell 2000 Index ETF (f)	37,338	7,852,184
TOTAL INVESTMENT COMPANIES (Cost $15,605,890)		15,642,154

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,850,479,193)	2,079,840,760
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(8,047,042)
NET ASSETS - 100.0%	2,071,793,718

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	340	Jun 2024	90,244,500	(1,993,157)	(1,993,157)
ICE E-mini MSCI EAFE Index Contracts (United States)	167	Jun 2024	19,681,785	(240,814)	(240,814)
ICE MSCI Emerging Markets Index Contracts (United States)	450	Jun 2024	23,602,500	1,548	1,548

TOTAL FUTURES CONTRACTS					(2,232,423)
The notional amount of futures sold as a percentage of Net Assets is 6.4%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,068,529.
(f)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	63,662,251	214,031,518	72,180,280	2,054,438	-	-	205,513,489	0.4%
Fidelity Commodity Strategy Central Fund	4,615,345	228,235	420,287	86,231	(64,456)	(120,714)	4,238,123	2.1%
Fidelity Emerging Markets Debt Central Fund	1,766,594	16,789	1,816,898	15,468	(326,831)	360,346	-	0.0%
Fidelity Emerging Markets Debt Local Currency Central Fund	16,932,788	1,305,870	-	1,305,870	-	(186,666)	18,051,992	6.2%
Fidelity Emerging Markets Equity Central Fund	87,366,529	2,610,516	5,337,663	815,821	(1,097,767)	10,373,117	93,914,732	4.0%
Fidelity Floating Rate Central Fund	26,845,875	1,910,399	8,104,102	1,230,384	(118,511)	264,253	20,797,914	1.4%
Fidelity Hedged Equity Central Fund	26,352,919	272,782	3,177,409	272,782	129,702	4,287,009	27,865,003	5.8%
Fidelity High Income Central Fund	10,261,998	5,774,698	923,785	458,606	7,796	441,192	15,561,899	1.1%
Fidelity Inflation-Protected Bond Index Central Fund	20,169,277	12,517,289	2,240,063	1,003,529	(58,052)	94,934	30,483,385	5.2%
Fidelity International Credit Central Fund	5,128,668	235,482	420,318	93,442	(73,534)	409,604	5,279,902	2.1%
Fidelity International Equity Central Fund	170,044,678	6,106,448	13,966,068	1,386,421	23,769	31,789,942	193,998,769	3.5%
Fidelity Investment Grade Bond Central Fund	932,760,855	46,885,113	80,087,541	19,797,197	(8,427,724)	46,004,483	937,135,186	2.3%
Fidelity Money Market Central Fund 0.45%	149,067,807	7,108,619	156,176,491	3,535,930	(9,690)	9,755	-	0.0%
Fidelity Real Estate Equity Central Fund	8,006,189	410,105	840,541	126,129	(9,329)	1,101,789	8,668,213	0.9%
Fidelity Securities Lending Cash Central Fund 5.39%	12,344,200	68,240,463	72,602,463	1,644	-	-	7,982,200	0.0%
Fidelity U.S. Equity Central Fund	416,893,259	36,037,680	31,808,749	24,415,306	3,963,854	63,423,817	488,509,861	2.5%
Total	1,952,219,232	403,692,006	450,102,658	56,599,198	(6,060,773)	158,252,861	2,058,000,668

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Low Volatility Factor ETF	-	19,853,071	20,540,059	59,079	686,988	-	-
	-	19,853,071	20,540,059	59,079	686,988	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	817,194,701	817,194,701	-	-

Fixed-Income Central Funds	1,027,310,278	1,027,310,278	-	-

Money Market Central Funds	213,495,689	213,495,689	-	-

U.S Treasury Obligations	6,197,938	-	6,197,938	-

Investment Companies	15,642,154	15,642,154	-	-
Total Investments in Securities:	2,079,840,760	2,073,642,822	6,197,938	-
Derivative Instruments: Assets
Futures Contracts	1,548	1,548	-	-
Total Assets	1,548	1,548	-	-
Liabilities
Futures Contracts	(2,233,971)	(2,233,971)	-	-
Total Liabilities	(2,233,971)	(2,233,971)	-	-
Total Derivative Instruments:	(2,232,423)	(2,232,423)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,548	(2,233,971)
Total Equity Risk	1,548	(2,233,971)
Total Value of Derivatives	1,548	(2,233,971)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 30%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,844,190) - See accompanying schedule:
Unaffiliated issuers (cost $21,803,694)	$21,840,092
Fidelity Central Funds (cost $1,828,675,499)	2,058,000,668

Total Investment in Securities (cost $1,850,479,193)		$2,079,840,760
Receivable for investments sold		88,578
Receivable for fund shares sold		584,595
Distributions receivable from Fidelity Central Funds		945,140
Prepaid expenses		975
Total assets		2,081,460,048
Liabilities
Payable for investments purchased	$2,440
Payable for fund shares redeemed	727,853
Accrued management fee	833,668
Distribution and service plan fees payable	41,120
Payable for daily variation margin on futures contracts	50,065
Other payables and accrued expenses	28,984
Collateral on securities loaned	7,982,200
Total liabilities		9,666,330
Net Assets		$2,071,793,718
Net Assets consist of:
Paid in capital		$1,968,630,221
Total accumulated earnings (loss)		103,163,497
Net Assets		$2,071,793,718

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($72,939,910 ÷ 6,217,677 shares)(a)		$11.73
Maximum offering price per share (100/94.25 of $11.73)		$12.45
Class M :
Net Asset Value and redemption price per share ($23,168,725 ÷ 1,980,022 shares)(a)		$11.70
Maximum offering price per share (100/96.50 of $11.70)		$12.12
Class C :
Net Asset Value and offering price per share ($19,510,784 ÷ 1,684,857 shares)(a)		$11.58
Asset Manager 30% :
Net Asset Value, offering price and redemption price per share ($1,405,705,542 ÷ 119,910,784 shares)		$11.72
Class I :
Net Asset Value, offering price and redemption price per share ($19,001,818 ÷ 1,620,134 shares)		$11.73
Class Z :
Net Asset Value, offering price and redemption price per share ($531,466,939 ÷ 45,341,026 shares)		$11.72
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended March 31, 2024 (Unaudited)
Investment Income
Dividends (including $59,079 earned from affiliated issuers)		$311,551
Interest		193,269
Income from Fidelity Central Funds (including $1,644 from security lending)		34,968,820
Total income		35,473,640
Expenses
Management fee	$4,139,257
Transfer agent fees	660,819
Distribution and service plan fees	243,560
Accounting fees	274,435
Custodian fees and expenses	16,024
Independent trustees' fees and expenses	3,115
Registration fees	34,023
Audit	17,151
Legal	1,788
Miscellaneous	4,667
Total expenses before reductions	5,394,839
Expense reductions	(73,292)
Total expenses after reductions		5,321,547
Net Investment income (loss)		30,152,093
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,853,693
Fidelity Central Funds	(6,060,773)
Other affiliated issuers	686,988
Futures contracts	(10,131,686)
Capital gain distributions from Fidelity Central Funds	21,630,378
Total net realized gain (loss)		7,978,600
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,179,273
Fidelity Central Funds	158,252,861
Futures contracts	(7,953,940)
Total change in net unrealized appreciation (depreciation)		151,478,194
Net gain (loss)		159,456,794
Net increase (decrease) in net assets resulting from operations		$189,608,887
Statement of Changes in Net Assets

	Six months ended March 31, 2024 (Unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,152,093	$60,037,385
Net realized gain (loss)	7,978,600	(62,504,237)
Change in net unrealized appreciation (depreciation)	151,478,194	135,580,721
Net increase (decrease) in net assets resulting from operations	189,608,887	133,113,869
Distributions to shareholders	(32,361,540)	(118,388,775)

Share transactions - net increase (decrease)	(74,258,458)	(199,275,265)
Total increase (decrease) in net assets	82,988,889	(184,550,171)

Net Assets
Beginning of period	1,988,804,829	2,173,355,000
End of period	$2,071,793,718	$1,988,804,829

Financial Highlights
Fidelity Advisor Asset Manager® 30% Class A

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.84	$10.80	$12.77	$11.80	$11.24	$11.15
Income from Investment Operations
Net investment income (loss) A,B	.15	.28	.20	.14	.16	.21
Net realized and unrealized gain (loss)	.90	.33	(1.95)	1.03	.71	.27
Total from investment operations	1.05	.61	(1.75)	1.17	.87	.48
Distributions from net investment income	(.16)	(.31)	(.18)	(.09)	(.17)	(.21)
Distributions from net realized gain	-	(.26)	(.04)	(.11)	(.14)	(.18)
Total distributions	(.16)	(.57)	(.22)	(.20)	(.31)	(.39)
Net asset value, end of period	$11.73	$10.84	$10.80	$12.77	$11.80	$11.24
Total Return C,D,E	9.80%	5.74%	(13.89)%	9.98%	7.83%	4.54%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.81% H,I	.82%	.82%	.82%	.82%	.82%
Expenses net of fee waivers, if any	.80 % H,I	.82%	.82%	.82%	.82%	.82%
Expenses net of all reductions	.80% H,I	.82%	.82%	.82%	.82%	.82%
Net investment income (loss)	2.72% H,I	2.51%	1.66%	1.10%	1.43%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$72,940	$69,350	$71,633	$77,502	$50,625	$36,978
Portfolio turnover rate J	16 % H	22%	23%	18%	23%	34%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 30% Class M

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.81	$10.77	$12.75	$11.77	$11.22	$11.13
Income from Investment Operations
Net investment income (loss) A,B	.14	.25	.17	.11	.13	.18
Net realized and unrealized gain (loss)	.90	.34	(1.95)	1.04	.70	.27
Total from investment operations	1.04	.59	(1.78)	1.15	.83	.45
Distributions from net investment income	(.15)	(.29)	(.15)	(.07)	(.14)	(.18)
Distributions from net realized gain	-	(.26)	(.04)	(.11)	(.14)	(.18)
Total distributions	(.15)	(.55)	(.20) C	(.17) C	(.28)	(.36)
Net asset value, end of period	$11.70	$10.81	$10.77	$12.75	$11.77	$11.22
Total Return D,E,F	9.69%	5.49%	(14.20)%	9.84%	7.49%	4.28%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.06% I,J	1.07%	1.08%	1.08%	1.08%	1.09%
Expenses net of fee waivers, if any	1.06 % I,J	1.07%	1.08%	1.08%	1.08%	1.09%
Expenses net of all reductions	1.06% I,J	1.07%	1.08%	1.08%	1.08%	1.09%
Net investment income (loss)	2.46% I,J	2.26%	1.41%	.84%	1.17%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$23,169	$21,274	$22,364	$26,218	$20,329	$16,252
Portfolio turnover rate K	16 % I	22%	23%	18%	23%	34%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 30% Class C

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$10.66	$12.64	$11.71	$11.16	$11.07
Income from Investment Operations
Net investment income (loss) A,B	.11	.19	.11	.04	.07	.12
Net realized and unrealized gain (loss)	.89	.34	(1.94)	1.03	.70	.28
Total from investment operations	1.00	.53	(1.83)	1.07	.77	.40
Distributions from net investment income	(.12)	(.23)	(.11)	(.03)	(.08)	(.12)
Distributions from net realized gain	-	(.26)	(.04)	(.11)	(.14)	(.18)
Total distributions	(.12)	(.49)	(.15)	(.14)	(.22)	(.31) C
Net asset value, end of period	$11.58	$10.70	$10.66	$12.64	$11.71	$11.16
Total Return D,E,F	9.42%	5.00%	(14.62)%	9.17%	7.00%	3.77%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.57% I,J	1.58%	1.58%	1.59%	1.59%	1.60%
Expenses net of fee waivers, if any	1.56 % I,J	1.58%	1.58%	1.59%	1.59%	1.60%
Expenses net of all reductions	1.56% I,J	1.58%	1.58%	1.59%	1.59%	1.60%
Net investment income (loss)	1.96% I,J	1.74%	.90%	.33%	.66%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$19,511	$20,534	$24,169	$31,949	$27,496	$24,224
Portfolio turnover rate K	16 % I	22%	23%	18%	23%	34%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 30%

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$10.79	$12.77	$11.79	$11.24	$11.15
Income from Investment Operations
Net investment income (loss) A,B	.17	.31	.24	.18	.20	.24
Net realized and unrealized gain (loss)	.90	.34	(1.96)	1.04	.69	.27
Total from investment operations	1.07	.65	(1.72)	1.22	.89	.51
Distributions from net investment income	(.18)	(.35)	(.22)	(.14)	(.20)	(.24)
Distributions from net realized gain	-	(.26)	(.04)	(.11)	(.14)	(.18)
Total distributions	(.18)	(.61)	(.26)	(.24) C	(.34)	(.42)
Net asset value, end of period	$11.72	$10.83	$10.79	$12.77	$11.79	$11.24
Total Return D,E	9.98%	6.07%	(13.71)%	10.43%	8.05%	4.87%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.51% H,I	.52%	.52%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.51 % H,I	.52%	.51%	.52%	.52%	.52%
Expenses net of all reductions	.51% H,I	.52%	.51%	.52%	.52%	.52%
Net investment income (loss)	3.01% H,I	2.80%	1.97%	1.40%	1.74%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$1,405,706	$1,418,966	$1,625,346	$2,196,582	$1,935,863	$1,661,192
Portfolio turnover rate J	16 % H	22%	23%	18%	23%	34%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 30% Class I

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.84	$10.79	$12.77	$11.79	$11.24	$11.15
Income from Investment Operations
Net investment income (loss) A,B	.17	.30	.24	.17	.19	.23
Net realized and unrealized gain (loss)	.90	.35	(1.96)	1.05	.69	.28
Total from investment operations	1.07	.65	(1.72)	1.22	.88	.51
Distributions from net investment income	(.18)	(.34)	(.21)	(.13)	(.19)	(.23)
Distributions from net realized gain	-	(.26)	(.04)	(.11)	(.14)	(.18)
Total distributions	(.18)	(.60)	(.26) C	(.24)	(.33)	(.42) C
Net asset value, end of period	$11.73	$10.84	$10.79	$12.77	$11.79	$11.24
Total Return D,E	9.91%	6.10%	(13.75)%	10.41%	8.00%	4.80%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.56% H,I	.58%	.54%	.55%	.59%	.59%
Expenses net of fee waivers, if any	.56 % H,I	.58%	.54%	.54%	.59%	.59%
Expenses net of all reductions	.56% H,I	.58%	.54%	.54%	.59%	.59%
Net investment income (loss)	2.96% H,I	2.75%	1.94%	1.37%	1.67%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$19,002	$24,322	$30,027	$76,079	$19,225	$19,014
Portfolio turnover rate J	16 % I	22%	23%	18%	23%	34%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 30% Class Z

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$10.79	$12.77	$11.79	$11.24	$11.14
Income from Investment Operations
Net investment income (loss) B,C	.17	.31	.24	.18	.20	.24
Net realized and unrealized gain (loss)	.90	.34	(1.96)	1.04	.69	.29
Total from investment operations	1.07	.65	(1.72)	1.22	.89	.53
Distributions from net investment income	(.18)	(.35)	(.22)	(.14)	(.20)	(.25)
Distributions from net realized gain	-	(.26)	(.04)	(.11)	(.14)	(.18)
Total distributions	(.18)	(.61)	(.26)	(.24) D	(.34)	(.43)
Net asset value, end of period	$11.72	$10.83	$10.79	$12.77	$11.79	$11.24
Total Return E,F	10.00%	6.10%	(13.69)%	10.44%	8.10%	5.01%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I,J	.49%	.49%	.49%	.50%	.50% I
Expenses net of fee waivers, if any	.48 % I,J	.49%	.49%	.49%	.49%	.50% I
Expenses net of all reductions	.48% I,J	.49%	.49%	.49%	.49%	.50% I
Net investment income (loss)	3.04% I,J	2.84%	2.00%	1.43%	1.76%	2.23% I
Supplemental Data
Net assets, end of period (000 omitted)	$531,467	$434,359	$399,817	$474,155	$9,698	$7,353
Portfolio turnover rate K	16 % I	22%	23%	18%	23%	34%

AFor the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 40%
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	2.3
Apple, Inc.	1.4
Amazon.com, Inc.	1.2
Alphabet, Inc. Class A	1.1
NVIDIA Corp.	1.0
Meta Platforms, Inc. Class A	0.9
Taiwan Semiconductor Manufacturing Co. Ltd.	0.6
JPMorgan Chase & Co.	0.6
Exxon Mobil Corp.	0.6
Salesforce, Inc.	0.4
10.1

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	18.2
Fannie Mae	2.9
Freddie Mac	2.8
Ginnie Mae	1.9
Uniform Mortgage Backed Securities	1.7
JPMorgan Chase & Co.	0.8
Morgan Stanley	0.6
BX Commercial Mortgage Trust	0.5
Bank of America Corp.	0.4
Petroleos Mexicanos	0.4
30.2

Market Sectors (% of Fund's net assets)

Financials	15.1
Information Technology	12.3
Health Care	6.5
Industrials	6.4
Consumer Discretionary	5.9
Communication Services	4.2
Consumer Staples	3.4
Energy	3.3
Real Estate	2.5
Materials	1.7
Utilities	1.0

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Percentages in the above tables are adjusted for the effect of TBA sale Commitments.
Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 0.2%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 22.5% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 40%
Schedule of Investments March 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Equity Central Funds - 49.4%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	48,650	4,404,266
Fidelity Emerging Markets Equity Central Fund (a)	574,958	119,746,405
Fidelity Hedged Equity Central Fund (a)	244,570	29,947,560
Fidelity International Equity Central Fund (a)	2,664,408	281,414,790
Fidelity Real Estate Equity Central Fund (a)	74,313	9,523,959
Fidelity U.S. Equity Central Fund (a)	5,070,095	683,347,373
TOTAL EQUITY CENTRAL FUNDS (Cost $668,305,369)		1,128,384,353

Fixed-Income Central Funds - 44.4%
	Shares	Value ($)
High Yield Fixed-Income Funds - 2.5%
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	210,294	18,409,160
Fidelity Floating Rate Central Fund (a)	230,717	22,760,260
Fidelity High Income Central Fund (a)	162,009	17,032,052
TOTAL HIGH YIELD FIXED-INCOME FUNDS		58,201,472
Investment Grade Fixed-Income Funds - 41.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)	377,578	33,370,376
Fidelity International Credit Central Fund (a)	70,721	5,745,334
Fidelity Investment Grade Bond Central Fund (a)	9,396,813	916,847,038
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		955,962,748
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,099,491,296)		1,014,164,220

Money Market Central Funds - 5.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	116,290,416	116,313,674
Fidelity Securities Lending Cash Central Fund 5.39% (b)(c)	8,644,736	8,645,600
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $124,959,274)		124,959,274

U.S. Treasury Obligations - 0.3%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.3% 5/2/24 to 6/20/24 (e) (Cost $6,802,394)	6,870,000	6,802,534

Investment Companies - 0.8%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF	89,125	8,433,008
iShares Russell 2000 Index ETF (f)	40,448	8,506,214
TOTAL INVESTMENT COMPANIES (Cost $16,899,778)		16,939,222

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,916,458,111)	2,291,249,603
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(8,958,636)
NET ASSETS - 100.0%	2,282,290,967

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	390	Jun 2024	103,515,750	(2,286,269)	(2,286,269)
ICE E-mini MSCI EAFE Index Contracts (United States)	185	Jun 2024	21,803,175	(266,770)	(266,770)
ICE MSCI Emerging Markets Index Contracts (United States)	323	Jun 2024	16,941,350	1,111	1,111

TOTAL FUTURES CONTRACTS					(2,551,928)
The notional amount of futures sold as a percentage of Net Assets is 6.2%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,663,170.
(f)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	61,328,215	135,688,393	80,702,934	1,838,782	-	-	116,313,674	0.2%
Fidelity Commodity Strategy Central Fund	4,639,420	234,150	282,489	87,814	(31,917)	(154,898)	4,404,266	2.2%
Fidelity Emerging Markets Debt Central Fund	3,559,328	54,040	3,722,496	36,727	(749,025)	858,153	-	0.0%
Fidelity Emerging Markets Debt Local Currency Central Fund	17,267,812	1,331,707	-	1,331,708	-	(190,359)	18,409,160	6.3%
Fidelity Emerging Markets Equity Central Fund	109,324,803	3,533,859	4,855,397	1,029,149	(412,073)	12,155,213	119,746,405	5.1%
Fidelity Floating Rate Central Fund	28,338,924	1,997,142	7,734,586	1,319,807	(106,462)	265,242	22,760,260	1.5%
Fidelity Hedged Equity Central Fund	27,282,644	293,168	2,314,816	293,169	94,491	4,592,073	29,947,560	6.3%
Fidelity High Income Central Fund	10,843,591	6,317,933	615,934	493,689	7,782	478,680	17,032,052	1.3%
Fidelity Inflation-Protected Bond Index Central Fund	21,328,261	13,509,649	1,507,585	1,078,251	(36,781)	76,832	33,370,376	5.7%
Fidelity International Credit Central Fund	5,419,421	245,897	282,450	99,596	(48,486)	410,952	5,745,334	2.3%
Fidelity International Equity Central Fund	239,831,032	8,532,545	12,640,908	1,988,887	(205,242)	45,897,363	281,414,790	5.1%
Fidelity Investment Grade Bond Central Fund	882,882,693	48,112,744	50,312,304	19,048,133	(4,546,566)	40,710,471	916,847,038	2.3%
Fidelity Money Market Central Fund 0.45%	55,377,703	2,549,025	57,926,761	1,260,794	(1,435)	1,468	-	0.0%
Fidelity Real Estate Equity Central Fund	8,476,564	428,755	564,826	136,233	(20,220)	1,203,686	9,523,959	1.0%
Fidelity Securities Lending Cash Central Fund 5.39%	12,751,450	93,455,364	97,561,214	1,941	-	-	8,645,600	0.0%
Fidelity U.S. Equity Central Fund	568,919,790	49,143,589	28,033,524	33,733,338	3,934,908	89,382,610	683,347,373	3.6%
Total	2,057,571,651	365,427,960	349,058,224	63,778,018	(2,121,026)	195,687,486	2,267,507,847

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Low Volatility Factor ETF	-	21,334,662	22,073,370	63,488	738,708	-	-
	-	21,334,662	22,073,370	63,488	738,708	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	1,128,384,353	1,128,384,353	-	-

Fixed-Income Central Funds	1,014,164,220	1,014,164,220	-	-

Money Market Central Funds	124,959,274	124,959,274	-	-

U.S Treasury Obligations	6,802,534	-	6,802,534	-

Investment Companies	16,939,222	16,939,222	-	-
Total Investments in Securities:	2,291,249,603	2,284,447,069	6,802,534	-
Derivative Instruments: Assets
Futures Contracts	1,111	1,111	-	-
Total Assets	1,111	1,111	-	-
Liabilities
Futures Contracts	(2,553,039)	(2,553,039)	-	-
Total Liabilities	(2,553,039)	(2,553,039)	-	-
Total Derivative Instruments:	(2,551,928)	(2,551,928)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,111	(2,553,039)
Total Equity Risk	1,111	(2,553,039)
Total Value of Derivatives	1,111	(2,553,039)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 40%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,496,120) - See accompanying schedule:
Unaffiliated issuers (cost $23,702,172)	$23,741,756
Fidelity Central Funds (cost $1,892,755,939)	2,267,507,847

Total Investment in Securities (cost $1,916,458,111)		$2,291,249,603
Receivable for investments sold		6,877
Receivable for fund shares sold		2,984,602
Distributions receivable from Fidelity Central Funds		533,469
Prepaid expenses		1,007
Total assets		2,294,775,558
Liabilities
Payable for investments purchased	$1,203,542
Payable for fund shares redeemed	1,623,797
Accrued management fee	927,106
Distribution and service plan fees payable	37,420
Payable for daily variation margin on futures contracts	18,127
Other payables and accrued expenses	28,999
Collateral on securities loaned	8,645,600
Total liabilities		12,484,591
Net Assets		$2,282,290,967
Net Assets consist of:
Paid in capital		$2,011,873,102
Total accumulated earnings (loss)		270,417,865
Net Assets		$2,282,290,967

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($78,097,247 ÷ 6,103,612 shares)(a)		$12.80
Maximum offering price per share (100/94.25 of $12.80)		$13.58
Class M :
Net Asset Value and redemption price per share ($14,425,663 ÷ 1,129,456 shares)(a)		$12.77
Maximum offering price per share (100/96.50 of $12.77)		$13.23
Class C :
Net Asset Value and offering price per share ($18,500,272 ÷ 1,455,464 shares)(a)		$12.71
Asset Manager 40% :
Net Asset Value, offering price and redemption price per share ($1,518,359,745 ÷ 118,686,161 shares)		$12.79
Class I :
Net Asset Value, offering price and redemption price per share ($38,323,953 ÷ 2,994,556 shares)		$12.80
Class Z :
Net Asset Value, offering price and redemption price per share ($614,584,087 ÷ 48,045,173 shares)		$12.79
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended March 31, 2024 (Unaudited)
Investment Income
Dividends (including $63,488 earned from affiliated issuers)		$318,888
Interest		208,981
Income from Fidelity Central Funds (including $1,941 from security lending)		33,897,785
Total income		34,425,654
Expenses
Management fee	$4,475,975
Transfer agent fees	718,501
Distribution and service plan fees	216,210
Accounting fees	293,485
Custodian fees and expenses	15,946
Independent trustees' fees and expenses	3,325
Registration fees	44,760
Audit	17,155
Legal	1,901
Miscellaneous	5,027
Total expenses before reductions	5,792,285
Expense reductions	(78,662)
Total expenses after reductions		5,713,623
Net Investment income (loss)		28,712,031
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,913,393
Fidelity Central Funds	(2,121,026)
Other affiliated issuers	738,708
Futures contracts	(11,086,594)
Capital gain distributions from Fidelity Central Funds	29,880,233
Total net realized gain (loss)		19,324,714
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,206,086
Fidelity Central Funds	195,687,486
Futures contracts	(8,582,250)
Total change in net unrealized appreciation (depreciation)		188,311,322
Net gain (loss)		207,636,036
Net increase (decrease) in net assets resulting from operations		$236,348,067
Statement of Changes in Net Assets

	Six months ended March 31, 2024 (Unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,712,031	$55,789,839
Net realized gain (loss)	19,324,714	(53,786,068)
Change in net unrealized appreciation (depreciation)	188,311,322	167,636,269
Net increase (decrease) in net assets resulting from operations	236,348,067	169,640,040
Distributions to shareholders	(32,221,609)	(131,471,885)

Share transactions - net increase (decrease)	(17,078,835)	(94,597,313)
Total increase (decrease) in net assets	187,047,623	(56,429,158)

Net Assets
Beginning of period	2,095,243,344	2,151,672,502
End of period	$2,282,290,967	$2,095,243,344

Financial Highlights
Fidelity Advisor Asset Manager® 40% Class A

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.64	$11.46	$13.85	$12.49	$11.82	$11.87
Income from Investment Operations
Net investment income (loss) A,B	.14	.27	.22	.15	.17	.21
Net realized and unrealized gain (loss)	1.18	.58	(2.32)	1.47	.88	.21
Total from investment operations	1.32	.85	(2.10)	1.62	1.05	.42
Distributions from net investment income	(.16)	(.30)	(.18)	(.12)	(.17)	(.21)
Distributions from net realized gain	-	(.37)	(.11)	(.13)	(.21)	(.27)
Total distributions	(.16)	(.67)	(.29)	(.26) C	(.38)	(.47) C
Net asset value, end of period	$12.80	$11.64	$11.46	$13.85	$12.49	$11.82
Total Return D,E,F	11.46%	7.60%	(15.47)%	13.06%	9.06%	3.90%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.82% I,J	.83%	.82%	.82%	.83%	.83%
Expenses net of fee waivers, if any	.81 % I,J	.82%	.82%	.82%	.83%	.83%
Expenses net of all reductions	.81% I,J	.82%	.82%	.82%	.83%	.83%
Net investment income (loss)	2.36% I,J	2.24%	1.72%	1.08%	1.43%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$78,097	$69,848	$69,848	$74,272	$48,985	$42,490
Portfolio turnover rate K	16 % I	21%	16%	22%	24%	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 40% Class M

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.62	$11.45	$13.83	$12.47	$11.80	$11.85
Income from Investment Operations
Net investment income (loss) A,B	.13	.24	.19	.11	.14	.18
Net realized and unrealized gain (loss)	1.17	.58	(2.31)	1.47	.88	.21
Total from investment operations	1.30	.82	(2.12)	1.58	1.02	.39
Distributions from net investment income	(.15)	(.28)	(.15)	(.09)	(.14)	(.17)
Distributions from net realized gain	-	(.37)	(.11)	(.13)	(.21)	(.27)
Total distributions	(.15)	(.65)	(.26)	(.22)	(.35)	(.44)
Net asset value, end of period	$12.77	$11.62	$11.45	$13.83	$12.47	$11.80
Total Return C,D,E	11.25%	7.28%	(15.63)%	12.80%	8.80%	3.61%
Ratios to Average Net Assets A,F,G
Expenses before reductions	1.06% H,I	1.07%	1.06%	1.06%	1.08%	1.09%
Expenses net of fee waivers, if any	1.05 % H,I	1.06%	1.06%	1.06%	1.08%	1.09%
Expenses net of all reductions	1.05% H,I	1.06%	1.06%	1.06%	1.08%	1.09%
Net investment income (loss)	2.12% H,I	2.01%	1.48%	.84%	1.17%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$14,426	$13,020	$12,231	$14,809	$11,898	$10,913
Portfolio turnover rate J	16 % I	21%	16%	22%	24%	36%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 40% Class C

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.56	$11.39	$13.77	$12.42	$11.75	$11.80
Income from Investment Operations
Net investment income (loss) A,B	.10	.17	.12	.04	.08	.12
Net realized and unrealized gain (loss)	1.17	.58	(2.30)	1.47	.88	.21
Total from investment operations	1.27	.75	(2.18)	1.51	.96	.33
Distributions from net investment income	(.12)	(.21)	(.09)	(.03)	(.08)	(.12)
Distributions from net realized gain	-	(.37)	(.11)	(.13)	(.21)	(.27)
Total distributions	(.12)	(.58)	(.20)	(.16)	(.29)	(.38) C
Net asset value, end of period	$12.71	$11.56	$11.39	$13.77	$12.42	$11.75
Total Return D,E,F	11.01%	6.70%	(16.07)%	12.24%	8.25%	3.11%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.57% I,J	1.59%	1.59%	1.59%	1.59%	1.60%
Expenses net of fee waivers, if any	1.57 % I,J	1.59%	1.59%	1.59%	1.59%	1.60%
Expenses net of all reductions	1.57% I,J	1.59%	1.59%	1.59%	1.59%	1.60%
Net investment income (loss)	1.60% I,J	1.48%	.95%	.31%	.66%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$18,500	$17,576	$19,517	$26,841	$23,974	$24,834
Portfolio turnover rate K	16 % I	21%	16%	22%	24%	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 40%

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.64	$11.46	$13.85	$12.49	$11.82	$11.87
Income from Investment Operations
Net investment income (loss) A,B	.16	.30	.26	.19	.21	.24
Net realized and unrealized gain (loss)	1.17	.59	(2.32)	1.46	.88	.22
Total from investment operations	1.33	.89	(2.06)	1.65	1.09	.46
Distributions from net investment income	(.18)	(.34)	(.22)	(.16)	(.21)	(.24)
Distributions from net realized gain	-	(.37)	(.11)	(.13)	(.21)	(.27)
Total distributions	(.18)	(.71)	(.33)	(.29)	(.42)	(.51)
Net asset value, end of period	$12.79	$11.64	$11.46	$13.85	$12.49	$11.82
Total Return C,D	11.54%	7.95%	(15.21)%	13.38%	9.41%	4.23%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.52% G,H	.53%	.52%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.51 % G,H	.52%	.52%	.51%	.52%	.52%
Expenses net of all reductions	.51% G,H	.52%	.52%	.51%	.52%	.52%
Net investment income (loss)	2.66% G,H	2.55%	2.02%	1.39%	1.73%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$1,518,360	$1,427,453	$1,515,043	$1,829,755	$1,911,787	$1,704,998
Portfolio turnover rate I	16 % G	21%	16%	22%	24%	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 40% Class I

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.64	$11.47	$13.86	$12.49	$11.82	$11.87
Income from Investment Operations
Net investment income (loss) A,B	.16	.30	.26	.18	.20	.24
Net realized and unrealized gain (loss)	1.18	.58	(2.32)	1.48	.88	.21
Total from investment operations	1.34	.88	(2.06)	1.66	1.08	.45
Distributions from net investment income	(.18)	(.33)	(.21)	(.16)	(.20)	(.24)
Distributions from net realized gain	-	(.37)	(.11)	(.13)	(.21)	(.27)
Total distributions	(.18)	(.71) C	(.33) C	(.29)	(.41)	(.50) C
Net asset value, end of period	$12.80	$11.64	$11.47	$13.86	$12.49	$11.82
Total Return D,E	11.61%	7.79%	(15.24)%	13.42%	9.35%	4.18%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.56% H,I	.57%	.57%	.57%	.56%	.56%
Expenses net of fee waivers, if any	.55 % H,I	.57%	.57%	.56%	.56%	.56%
Expenses net of all reductions	.55% H,I	.57%	.57%	.56%	.56%	.56%
Net investment income (loss)	2.62% H,I	2.50%	1.97%	1.34%	1.69%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$38,324	$36,451	$34,286	$42,310	$28,708	$25,014
Portfolio turnover rate J	16 % H	21%	16%	22%	24%	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 40% Class Z

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.64	$11.47	$13.86	$12.49	$11.82	$11.86
Income from Investment Operations
Net investment income (loss) B,C	.16	.31	.27	.19	.21	.24
Net realized and unrealized gain (loss)	1.18	.58	(2.32)	1.48	.88	.23
Total from investment operations	1.34	.89	(2.05)	1.67	1.09	.47
Distributions from net investment income	(.19)	(.34)	(.23)	(.17)	(.22)	(.24)
Distributions from net realized gain	-	(.37)	(.11)	(.13)	(.21)	(.27)
Total distributions	(.19)	(.72) D	(.34)	(.30)	(.42) D	(.51)
Net asset value, end of period	$12.79	$11.64	$11.47	$13.86	$12.49	$11.82
Total Return E,F	11.58%	7.89%	(15.16)%	13.49%	9.45%	4.34%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I,J	.49%	.49%	.49%	.50%	.50% I
Expenses net of fee waivers, if any	.48 % I,J	.49%	.49%	.49%	.49%	.50% I
Expenses net of all reductions	.48% I,J	.49%	.49%	.49%	.49%	.50% I
Net investment income (loss)	2.69% I,J	2.58%	2.05%	1.41%	1.76%	2.12% I
Supplemental Data
Net assets, end of period (000 omitted)	$614,584	$530,895	$500,747	$556,238	$12,416	$6,431
Portfolio turnover rate K	16 % I	21%	16%	22%	24%	36%

AFor the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 50%
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	2.6
Apple, Inc.	1.6
Amazon.com, Inc.	1.4
Alphabet, Inc. Class A	1.3
NVIDIA Corp.	1.2
Meta Platforms, Inc. Class A	1.0
Taiwan Semiconductor Manufacturing Co. Ltd.	0.7
JPMorgan Chase & Co.	0.7
Exxon Mobil Corp.	0.7
iShares 20+ Year Treasury Bond ETF	0.6
11.8

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	15.6
Fannie Mae	2.5
Freddie Mac	2.4
Ginnie Mae	1.9
Uniform Mortgage Backed Securities	1.5
JPMorgan Chase & Co.	0.7
Morgan Stanley	0.6
BX Commercial Mortgage Trust	0.4
Bank of America Corp.	0.4
Petroleos Mexicanos	0.4
26.4

Market Sectors (% of Fund's net assets)

Financials	16.5
Information Technology	14.0
Health Care	7.9
Industrials	7.6
Consumer Discretionary	6.6
Communication Services	4.8
Consumer Staples	3.7
Energy	3.5
Materials	2.7
Real Estate	2.6
Utilities	1.1

Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Percentages in the above tables are adjusted for the effect of TBA sale Commitments.
Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 0.4%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 27.0% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 50%
Schedule of Investments March 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Equity Central Funds - 59.5%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	460,316	41,672,450
Fidelity Emerging Markets Equity Central Fund (a)	2,949,797	614,354,205
Fidelity Hedged Equity Central Fund (a)	1,063,422	130,216,018
Fidelity International Equity Central Fund (a)	14,585,552	1,540,526,026
Fidelity Real Estate Equity Central Fund (a)	309,885	39,714,911
Fidelity U.S. Equity Central Fund (a)	25,337,952	3,415,049,161
TOTAL EQUITY CENTRAL FUNDS (Cost $2,726,022,513)		5,781,532,771

Fixed-Income Central Funds - 38.3%
	Shares	Value ($)
High Yield Fixed-Income Funds - 2.6%
Fidelity Emerging Markets Debt Central Fund (a)	1,466,929	11,662,087
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	899,557	78,747,230
Fidelity Floating Rate Central Fund (a)	975,223	96,205,740
Fidelity High Income Central Fund (a)	684,763	71,989,132
TOTAL HIGH YIELD FIXED-INCOME FUNDS		258,604,189
Investment Grade Fixed-Income Funds - 35.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,593,544	140,837,459
Fidelity International Credit Central Fund (a)	594,573	48,303,084
Fidelity Investment Grade Bond Central Fund (a)	33,560,726	3,274,519,998
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,463,660,541
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,876,374,877)		3,722,264,730

Money Market Central Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	92,495,626	92,514,125
Fidelity Securities Lending Cash Central Fund 5.39% (b)(c)	36,183,782	36,187,400
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $128,701,525)		128,701,525

U.S. Treasury Obligations - 0.3%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.3% 4/25/24 to 6/20/24 (e) (Cost $24,138,399)	24,300,000	24,138,147

Investment Companies - 1.0%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF	626,891	59,316,426
iShares Russell 2000 Index ETF (f)	173,567	36,501,140
TOTAL INVESTMENT COMPANIES (Cost $97,362,236)		95,817,566

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $6,852,599,550)	9,752,454,739
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(40,172,473)
NET ASSETS - 100.0%	9,712,282,266

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,350	Jun 2024	358,323,750	(7,914,007)	(7,914,007)
ICE E-mini MSCI EAFE Index Contracts (United States)	1,277	Jun 2024	150,500,835	(1,841,432)	(1,841,432)
ICE MSCI Emerging Markets Index Contracts (United States)	1,361	Jun 2024	71,384,450	4,683	4,683

TOTAL FUTURES CONTRACTS					(9,750,756)
The notional amount of futures sold as a percentage of Net Assets is 5.9%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $23,674,777.
(f)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	122,239,620	335,056,811	364,782,306	2,239,063	-	-	92,514,125	0.2%
Fidelity Commodity Strategy Central Fund	45,193,778	1,170,703	2,826,808	862,526	(484,941)	(1,380,282)	41,672,450	20.4%
Fidelity Emerging Markets Debt Central Fund	14,881,559	1,012,761	5,246,740	427,008	(1,199,473)	2,213,980	11,662,087	0.5%
Fidelity Emerging Markets Debt Local Currency Central Fund	73,864,985	5,696,528	-	5,696,527	-	(814,283)	78,747,230	27.0%
Fidelity Emerging Markets Equity Central Fund	575,008,680	8,750,547	30,742,592	5,421,297	(1,557,339)	62,894,909	614,354,205	26.1%
Fidelity Floating Rate Central Fund	122,596,300	6,384,106	33,466,588	5,677,303	(520,613)	1,212,535	96,205,740	6.5%
Fidelity Hedged Equity Central Fund	118,514,113	1,274,739	9,944,011	1,274,739	405,915	19,965,262	130,216,018	27.2%
Fidelity High Income Central Fund	46,924,476	26,179,661	3,214,847	2,122,828	25,664	2,074,178	71,989,132	5.3%
Fidelity Inflation-Protected Bond Index Central Fund	115,407,562	50,447,778	25,170,486	5,467,151	(2,716,654)	2,869,259	140,837,459	23.9%
Fidelity International Credit Central Fund	46,843,042	1,169,858	2,826,428	862,059	(222,968)	3,339,580	48,303,084	19.1%
Fidelity International Equity Central Fund	1,345,260,183	19,793,794	79,414,893	11,136,753	(3,355,923)	258,242,865	1,540,526,026	28.1%
Fidelity Investment Grade Bond Central Fund	3,220,799,898	163,495,472	242,861,478	69,393,445	(16,473,237)	149,559,343	3,274,519,998	8.2%
Fidelity Real Estate Equity Central Fund	36,531,465	897,421	2,826,761	589,292	(16,776)	5,129,562	39,714,911	4.0%
Fidelity Securities Lending Cash Central Fund 5.39%	751,150	345,788,855	310,352,605	7,476	-	-	36,187,400	0.1%
Fidelity U.S. Equity Central Fund	2,924,109,056	193,464,771	176,888,711	173,459,745	32,300,244	442,063,801	3,415,049,161	17.8%
Total	8,808,925,867	1,160,583,805	1,290,565,254	284,637,212	6,183,899	947,370,709	9,632,499,026

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Low Volatility Factor ETF	-	92,765,823	95,995,301	276,056	3,229,478	-	-
	-	92,765,823	95,995,301	276,056	3,229,478	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	5,781,532,771	5,781,532,771	-	-

Fixed-Income Central Funds	3,722,264,730	3,722,264,730	-	-

Money Market Central Funds	128,701,525	128,701,525	-	-

U.S Treasury Obligations	24,138,147	-	24,138,147	-

Investment Companies	95,817,566	95,817,566	-	-
Total Investments in Securities:	9,752,454,739	9,728,316,592	24,138,147	-
Derivative Instruments: Assets
Futures Contracts	4,683	4,683	-	-
Total Assets	4,683	4,683	-	-
Liabilities
Futures Contracts	(9,755,439)	(9,755,439)	-	-
Total Liabilities	(9,755,439)	(9,755,439)	-	-
Total Derivative Instruments:	(9,750,756)	(9,750,756)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	4,683	(9,755,439)
Total Equity Risk	4,683	(9,755,439)
Total Value of Derivatives	4,683	(9,755,439)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 50%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $35,561,730) - See accompanying schedule:
Unaffiliated issuers (cost $121,500,635)	$119,955,713
Fidelity Central Funds (cost $6,731,098,915)	9,632,499,026

Total Investment in Securities (cost $6,852,599,550)		$9,752,454,739
Receivable for investments sold		7,097,752
Receivable for fund shares sold		674,242
Distributions receivable from Fidelity Central Funds		411,851
Receivable for daily variation margin on futures contracts		79,995
Prepaid expenses		4,361
Other receivables		166,721
Total assets		9,760,889,661
Liabilities
Payable for fund shares redeemed	$7,907,134
Accrued management fee	4,246,026
Distribution and service plan fees payable	70,930
Other payables and accrued expenses	195,905
Collateral on securities loaned	36,187,400
Total liabilities		48,607,395
Net Assets		$9,712,282,266
Net Assets consist of:
Paid in capital		$7,545,490,144
Total accumulated earnings (loss)		2,166,792,122
Net Assets		$9,712,282,266

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($128,941,892 ÷ 6,366,808 shares)(a)		$20.25
Maximum offering price per share (100/94.25 of $20.25)		$21.49
Class M :
Net Asset Value and redemption price per share ($52,386,030 ÷ 2,590,126 shares)(a)		$20.23
Maximum offering price per share (100/96.50 of $20.23)		$20.96
Class C :
Net Asset Value and offering price per share ($27,022,240 ÷ 1,350,122 shares)(a)		$20.01
Asset Manager 50% :
Net Asset Value, offering price and redemption price per share ($7,343,551,838 ÷ 360,692,832 shares)		$20.36
Class I :
Net Asset Value, offering price and redemption price per share ($58,512,197 ÷ 2,880,206 shares)		$20.32
Class Z :
Net Asset Value, offering price and redemption price per share ($2,101,868,069 ÷ 103,554,767 shares)		$20.30
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended March 31, 2024 (Unaudited)
Investment Income
Dividends (including $276,056 earned from affiliated issuers)		$1,816,320
Interest		719,170
Income from Fidelity Central Funds (including $7,476 from security lending)		130,889,074
Total income		133,424,564
Expenses
Management fee	$22,518,418
Transfer agent fees	4,030,452
Distribution and service plan fees	416,468
Accounting fees	609,238
Custodian fees and expenses	15,953
Independent trustees' fees and expenses	14,357
Registration fees	55,772
Audit	17,360
Legal	8,226
Miscellaneous	23,007
Total expenses before reductions	27,709,251
Expense reductions	(618,570)
Total expenses after reductions		27,090,681
Net Investment income (loss)		106,333,883
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	8,166,910
Fidelity Central Funds	6,183,899
Other affiliated issuers	3,229,478
Futures contracts	(47,857,157)
Capital gain distributions from Fidelity Central Funds	153,748,138
Total net realized gain (loss)		123,471,268
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,812,957
Fidelity Central Funds	947,370,709
Futures contracts	(30,407,176)
Total change in net unrealized appreciation (depreciation)		923,776,490
Net gain (loss)		1,047,247,758
Net increase (decrease) in net assets resulting from operations		$1,153,581,641
Statement of Changes in Net Assets

	Six months ended March 31, 2024 (Unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$106,333,883	$216,864,580
Net realized gain (loss)	123,471,268	(15,399,427)
Change in net unrealized appreciation (depreciation)	923,776,490	661,869,263
Net increase (decrease) in net assets resulting from operations	1,153,581,641	863,334,416
Distributions to shareholders	(123,371,747)	(639,672,674)

Share transactions - net increase (decrease)	(356,181,353)	(196,061,966)
Total increase (decrease) in net assets	674,028,541	27,599,776

Net Assets
Beginning of period	9,038,253,725	9,010,653,949
End of period	$9,712,282,266	$9,038,253,725

Financial Highlights
Fidelity Advisor Asset Manager® 50% Class A

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.14	$17.75	$21.98	$19.33	$18.22	$18.58
Income from Investment Operations
Net investment income (loss) A,B	.19	.37	.33	.20	.24	.28
Net realized and unrealized gain (loss)	2.14	1.24	(3.97)	2.86	1.57	.20
Total from investment operations	2.33	1.61	(3.64)	3.06	1.81	.48
Distributions from net investment income	(.22)	(.44)	(.28)	(.17)	(.25)	(.29)
Distributions from net realized gain	-	(.78)	(.31)	(.24)	(.45)	(.55)
Total distributions	(.22)	(1.22)	(.59)	(.41)	(.70)	(.84)
Net asset value, end of period	$20.25	$18.14	$17.75	$21.98	$19.33	$18.22
Total Return C,D,E	12.96%	9.29%	(17.02)%	15.99%	10.15%	3.07%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.89% H,I	.91%	.91%	.91%	.93%	.94%
Expenses net of fee waivers, if any	.88 % H,I	.91%	.90%	.91%	.92%	.94%
Expenses net of all reductions	.88% H,I	.91%	.90%	.91%	.92%	.94%
Net investment income (loss)	1.97% H,I	2.00%	1.63%	.94%	1.32%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$128,942	$116,526	$110,693	$134,052	$106,339	$95,542
Portfolio turnover rate J	13 % H	20%	20%	17%	24%	37%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 50% Class M

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.12	$17.73	$21.95	$19.31	$18.20	$18.56
Income from Investment Operations
Net investment income (loss) A,B	.17	.32	.28	.15	.20	.23
Net realized and unrealized gain (loss)	2.14	1.24	(3.95)	2.85	1.57	.21
Total from investment operations	2.31	1.56	(3.67)	3.00	1.77	.44
Distributions from net investment income	(.20)	(.39)	(.24)	(.12)	(.20)	(.25)
Distributions from net realized gain	-	(.78)	(.31)	(.24)	(.45)	(.55)
Total distributions	(.20)	(1.17)	(.55)	(.36)	(.66) C	(.80)
Net asset value, end of period	$20.23	$18.12	$17.73	$21.95	$19.31	$18.20
Total Return D,E,F	12.83%	9.03%	(17.18)%	15.69%	9.89%	2.81%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.14% I,J	1.15%	1.15%	1.15%	1.17%	1.18%
Expenses net of fee waivers, if any	1.12 % I,J	1.15%	1.15%	1.15%	1.16%	1.18%
Expenses net of all reductions	1.12% I,J	1.15%	1.15%	1.15%	1.16%	1.18%
Net investment income (loss)	1.73% I,J	1.76%	1.39%	.70%	1.08%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$52,386	$48,134	$47,759	$57,507	$45,076	$42,658
Portfolio turnover rate K	13 % I	20%	20%	17%	24%	37%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 50% Class C

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.93	$17.55	$21.76	$19.16	$18.05	$18.42
Income from Investment Operations
Net investment income (loss) A,B	.12	.23	.18	.04	.10	.14
Net realized and unrealized gain (loss)	2.11	1.23	(3.93)	2.84	1.57	.20
Total from investment operations	2.23	1.46	(3.75)	2.88	1.67	.34
Distributions from net investment income	(.15)	(.29)	(.15)	(.04)	(.11)	(.16)
Distributions from net realized gain	-	(.78)	(.31)	(.24)	(.45)	(.55)
Total distributions	(.15)	(1.08) C	(.46)	(.28)	(.56)	(.71)
Net asset value, end of period	$20.01	$17.93	$17.55	$21.76	$19.16	$18.05
Total Return D,E,F	12.50%	8.47%	(17.64)%	15.12%	9.38%	2.25%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.64% I,J	1.66%	1.66%	1.67%	1.68%	1.69%
Expenses net of fee waivers, if any	1.63 % I,J	1.66%	1.66%	1.67%	1.68%	1.69%
Expenses net of all reductions	1.63% I,J	1.66%	1.66%	1.67%	1.68%	1.69%
Net investment income (loss)	1.23% I,J	1.24%	.87%	.18%	.56%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$27,022	$29,986	$31,796	$51,226	$44,990	$46,487
Portfolio turnover rate K	13 % I	20%	20%	17%	24%	37%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 50%

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.23	$17.84	$22.09	$19.42	$18.30	$18.66
Income from Investment Operations
Net investment income (loss) A,B	.22	.43	.40	.27	.30	.33
Net realized and unrealized gain (loss)	2.16	1.24	(3.99)	2.87	1.58	.21
Total from investment operations	2.38	1.67	(3.59)	3.14	1.88	.54
Distributions from net investment income	(.25)	(.49)	(.35)	(.23)	(.30)	(.35)
Distributions from net realized gain	-	(.78)	(.31)	(.24)	(.45)	(.55)
Total distributions	(.25)	(1.28) C	(.66)	(.47)	(.76) C	(.90)
Net asset value, end of period	$20.36	$18.23	$17.84	$22.09	$19.42	$18.30
Total Return D,E	13.17%	9.59%	(16.79)%	16.36%	10.51%	3.37%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60% H,I	.61%	.61%	.61%	.62%	.63%
Expenses net of fee waivers, if any	.59 % H,I	.61%	.60%	.60%	.62%	.63%
Expenses net of all reductions	.59% H,I	.61%	.60%	.60%	.62%	.63%
Net investment income (loss)	2.27% H,I	2.29%	1.93%	1.25%	1.63%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$7,343,552	$6,958,278	$7,094,870	$9,274,634	$9,387,915	$9,026,444
Portfolio turnover rate J	13 % H	20%	20%	17%	24%	37%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 50% Class I

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.20	$17.80	$22.04	$19.38	$18.26	$18.62
Income from Investment Operations
Net investment income (loss) A,B	.21	.42	.39	.26	.29	.33
Net realized and unrealized gain (loss)	2.16	1.25	(3.98)	2.87	1.58	.20
Total from investment operations	2.37	1.67	(3.59)	3.13	1.87	.53
Distributions from net investment income	(.25)	(.49)	(.34)	(.23)	(.30)	(.34)
Distributions from net realized gain	-	(.78)	(.31)	(.24)	(.45)	(.55)
Total distributions	(.25)	(1.27)	(.65)	(.47)	(.75)	(.89)
Net asset value, end of period	$20.32	$18.20	$17.80	$22.04	$19.38	$18.26
Total Return C,D	13.13%	9.63%	(16.80)%	16.30%	10.49%	3.33%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.63% G,H	.64%	.64%	.64%	.65%	.66%
Expenses net of fee waivers, if any	.61 % G,H	.63%	.64%	.64%	.65%	.66%
Expenses net of all reductions	.61% G,H	.63%	.64%	.64%	.65%	.66%
Net investment income (loss)	2.24% G,H	2.27%	1.90%	1.21%	1.59%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$58,512	$50,986	$60,352	$81,320	$55,021	$62,141
Portfolio turnover rate I	13 % G	20%	20%	17%	24%	37%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 50% Class Z

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$18.18	$17.79	$22.03	$19.37	$18.26	$18.59
Income from Investment Operations
Net investment income (loss) B,C	.22	.44	.41	.28	.31	.35
Net realized and unrealized gain (loss)	2.16	1.24	(3.98)	2.87	1.57	.23
Total from investment operations	2.38	1.68	(3.57)	3.15	1.88	.58
Distributions from net investment income	(.26)	(.51)	(.36)	(.25)	(.32)	(.36)
Distributions from net realized gain	-	(.78)	(.31)	(.24)	(.45)	(.55)
Total distributions	(.26)	(1.29)	(.67)	(.49)	(.77)	(.91)
Net asset value, end of period	$20.30	$18.18	$17.79	$22.03	$19.37	$18.26
Total Return D,E	13.20%	9.71%	(16.71)%	16.43%	10.56%	3.61%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.52% H,I	.54%	.53%	.54%	.55%	.55% H
Expenses net of fee waivers, if any	.51 % H,I	.53%	.53%	.54%	.54%	.55% H
Expenses net of all reductions	.51% H,I	.53%	.53%	.54%	.54%	.55% H
Net investment income (loss)	2.34% H,I	2.37%	2.00%	1.32%	1.70%	1.96% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,101,868	$1,834,344	$1,665,184	$1,955,130	$26,638	$20,968
Portfolio turnover rate J	13 % H	20%	20%	17%	24%	37%

AFor the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 60%
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	2.9
Apple, Inc.	1.8
Amazon.com, Inc.	1.6
Alphabet, Inc. Class A	1.5
NVIDIA Corp.	1.3
Meta Platforms, Inc. Class A	1.1
Taiwan Semiconductor Manufacturing Co. Ltd.	0.8
JPMorgan Chase & Co.	0.8
Exxon Mobil Corp.	0.8
Salesforce, Inc.	0.6
13.2

Market Sectors (% of Fund's net assets)

Financials	16.3
Information Technology	15.0
Health Care	8.1
Industrials	8.0
Consumer Discretionary	7.6
Communication Services	5.2
Consumer Staples	3.9
Energy	3.7
Materials	2.9
Real Estate	2.7
Utilities	1.1

Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Percentages in the above tables are adjusted for the effect of TBA sale Commitments.
Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 0.4%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 28.0% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 60%
Schedule of Investments March 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Equity Central Funds - 64.9%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	197,758	17,902,987
Fidelity Emerging Markets Equity Central Fund (a)	1,471,272	306,421,716
Fidelity Hedged Equity Central Fund (a)	441,260	54,032,308
Fidelity International Equity Central Fund (a)	6,495,567	686,061,833
Fidelity Real Estate Equity Central Fund (a)	133,184	17,068,894
Fidelity U.S. Equity Central Fund (a)	12,208,663	1,645,483,633
TOTAL EQUITY CENTRAL FUNDS (Cost $1,616,901,232)		2,726,971,371

Fixed-Income Central Funds - 33.1%
	Shares	Value ($)
High Yield Fixed-Income Funds - 2.4%
Fidelity Emerging Markets Debt Central Fund (a)	1,126,230	8,953,525
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	359,013	31,428,033
Fidelity Floating Rate Central Fund (a)	314,663	31,041,546
Fidelity High Income Central Fund (a)	294,534	30,964,332
TOTAL HIGH YIELD FIXED-INCOME FUNDS		102,387,436
Investment Grade Fixed-Income Funds - 30.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	915,168	80,882,556
Fidelity International Credit Central Fund (a)	254,354	20,663,718
Fidelity Investment Grade Bond Central Fund (a)	12,189,065	1,189,287,042
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,290,833,316
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,494,108,860)		1,393,220,752

Money Market Central Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	43,450,606	43,459,296
Fidelity Securities Lending Cash Central Fund 5.39% (b)(c)	15,855,814	15,857,400
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $59,316,696)		59,316,696

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.3% 4/25/24 to 6/20/24 (e) (Cost $3,920,002)	3,940,000	3,919,863

Investment Companies - 0.9%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF	237,566	22,478,495
iShares Russell 2000 Index ETF (f)	74,161	15,596,058
TOTAL INVESTMENT COMPANIES (Cost $38,581,270)		38,074,553

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $3,212,828,060)	4,221,503,235
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(18,108,547)
NET ASSETS - 100.0%	4,203,394,688

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	276	Jun 2024	32,527,980	388,956	388,956

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	259	Jun 2024	68,745,075	(1,518,317)	(1,518,317)
ICE MSCI Emerging Markets Index Contracts (United States)	503	Jun 2024	26,382,350	1,731	1,731

TOTAL SOLD					(1,516,586)

TOTAL FUTURES CONTRACTS					(1,127,630)
The notional amount of futures purchased as a percentage of Net Assets is 0.8%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,919,863.
(f)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	40,386,520	109,195,439	106,122,663	865,145	-	-	43,459,296	0.1%
Fidelity Commodity Strategy Central Fund	18,588,270	960,681	887,971	356,373	(78,110)	(679,883)	17,902,987	8.8%
Fidelity Emerging Markets Debt Central Fund	8,524,296	1,475,704	1,700,096	278,546	(255,932)	909,553	8,953,525	0.4%
Fidelity Emerging Markets Debt Local Currency Central Fund	29,479,528	2,273,485	-	2,273,485	-	(324,980)	31,428,033	10.8%
Fidelity Emerging Markets Equity Central Fund	277,474,909	10,526,266	11,632,527	2,632,815	(763,526)	30,816,594	306,421,716	13.0%
Fidelity Floating Rate Central Fund	40,521,596	3,044,571	12,750,444	1,880,769	(169,501)	395,324	31,041,546	2.1%
Fidelity Hedged Equity Central Fund	48,038,169	528,945	2,921,739	528,945	119,266	8,267,667	54,032,308	11.3%
Fidelity High Income Central Fund	19,320,907	11,762,366	999,839	891,481	1,360	879,538	30,964,332	2.3%
Fidelity Inflation-Protected Bond Index Central Fund	57,043,055	26,891,119	3,210,103	2,595,810	(104,544)	263,029	80,882,556	13.7%
Fidelity International Credit Central Fund	19,287,389	960,860	887,955	356,568	(149,653)	1,453,077	20,663,718	8.2%
Fidelity International Equity Central Fund	579,372,171	25,372,342	30,208,052	4,849,908	(1,525,679)	113,051,051	686,061,833	12.5%
Fidelity Investment Grade Bond Central Fund	1,105,575,307	96,093,194	58,379,718	24,517,615	(3,044,715)	49,042,974	1,189,287,042	3.0%
Fidelity Real Estate Equity Central Fund	14,992,261	848,469	887,894	244,238	(23,561)	2,139,619	17,068,894	1.7%
Fidelity Securities Lending Cash Central Fund 5.39%	22,272,050	229,522,831	235,937,481	4,546	-	-	15,857,400	0.1%
Fidelity U.S. Equity Central Fund	1,369,786,584	127,337,704	77,365,057	81,196,931	11,055,382	214,669,020	1,645,483,633	8.6%
Total	3,650,663,012	646,793,976	543,891,539	123,473,175	5,060,787	420,882,583	4,179,508,819

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Low Volatility Factor ETF	-	38,490,237	39,817,296	114,541	1,327,059	-	-
	-	38,490,237	39,817,296	114,541	1,327,059	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	2,726,971,371	2,726,971,371	-	-

Fixed-Income Central Funds	1,393,220,752	1,393,220,752	-	-

Money Market Central Funds	59,316,696	59,316,696	-	-

U.S Treasury Obligations	3,919,863	-	3,919,863	-

Investment Companies	38,074,553	38,074,553	-	-
Total Investments in Securities:	4,221,503,235	4,217,583,372	3,919,863	-
Derivative Instruments: Assets
Futures Contracts	390,687	390,687	-	-
Total Assets	390,687	390,687	-	-
Liabilities
Futures Contracts	(1,518,317)	(1,518,317)	-	-
Total Liabilities	(1,518,317)	(1,518,317)	-	-
Total Derivative Instruments:	(1,127,630)	(1,127,630)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	390,687	(1,518,317)
Total Equity Risk	390,687	(1,518,317)
Total Value of Derivatives	390,687	(1,518,317)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 60%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,583,230) - See accompanying schedule:
Unaffiliated issuers (cost $42,501,272)	$41,994,416
Fidelity Central Funds (cost $3,170,326,788)	4,179,508,819

Total Investment in Securities (cost $3,212,828,060)		$4,221,503,235
Foreign currency held at value (cost $229)		222
Receivable for investments sold		997,632
Receivable for fund shares sold		852,344
Dividends receivable		7,124
Distributions receivable from Fidelity Central Funds		182,123
Prepaid expenses		1,762
Other receivables		2,345
Total assets		4,223,546,787
Liabilities
Payable for investments purchased	$46,319
Payable for fund shares redeemed	1,809,305
Accrued management fee	2,131,643
Distribution and service plan fees payable	82,989
Payable for daily variation margin on futures contracts	195,563
Other payables and accrued expenses	28,880
Collateral on securities loaned	15,857,400
Total liabilities		20,152,099
Net Assets		$4,203,394,688
Net Assets consist of:
Paid in capital		$3,308,530,389
Total accumulated earnings (loss)		894,864,299
Net Assets		$4,203,394,688

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($169,696,428 ÷ 11,154,408 shares)(a)		$15.21
Maximum offering price per share (100/94.25 of $15.21)		$16.14
Class M :
Net Asset Value and redemption price per share ($50,076,554 ÷ 3,309,884 shares)(a)		$15.13
Maximum offering price per share (100/96.50 of $15.13)		$15.68
Class C :
Net Asset Value and offering price per share ($32,562,546 ÷ 2,173,995 shares)(a)		$14.98
Asset Manager 60% :
Net Asset Value, offering price and redemption price per share ($2,222,313,020 ÷ 145,253,276 shares)		$15.30
Class I :
Net Asset Value, offering price and redemption price per share ($114,834,378 ÷ 7,502,408 shares)		$15.31
Class Z :
Net Asset Value, offering price and redemption price per share ($1,613,911,762 ÷ 105,570,019 shares)		$15.29
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended March 31, 2024 (Unaudited)
Investment Income
Dividends (including $114,541 earned from affiliated issuers)		$630,882
Interest		176,447
Income from Fidelity Central Funds (including $4,546 from security lending)		51,557,967
Total income		52,365,296
Expenses
Management fee	$10,593,423
Transfer agent fees	1,542,642
Distribution and service plan fees	476,266
Accounting fees	529,114
Custodian fees and expenses	15,244
Independent trustees' fees and expenses	5,974
Registration fees	54,067
Audit	17,204
Legal	7,279
Miscellaneous	8,691
Total expenses before reductions	13,249,904
Expense reductions	(258,880)
Total expenses after reductions		12,991,024
Net Investment income (loss)		39,374,272
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,473,906
Fidelity Central Funds	5,060,787
Other affiliated issuers	1,327,059
Foreign currency transactions	(438)
Futures contracts	(3,356,945)
Capital gain distributions from Fidelity Central Funds	71,915,208
Total net realized gain (loss)		78,419,577
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,201,778
Fidelity Central Funds	420,882,583
Assets and liabilities in foreign currencies	1,031
Futures contracts	(4,601,555)
Total change in net unrealized appreciation (depreciation)		418,483,837
Net gain (loss)		496,903,414
Net increase (decrease) in net assets resulting from operations		$536,277,686
Statement of Changes in Net Assets

	Six months ended March 31, 2024 (Unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,374,272	$79,362,365
Net realized gain (loss)	78,419,577	(44,549,963)
Change in net unrealized appreciation (depreciation)	418,483,837	362,680,009
Net increase (decrease) in net assets resulting from operations	536,277,686	397,492,411
Distributions to shareholders	(76,628,870)	(156,194,680)

Share transactions - net increase (decrease)	31,263,849	(14,706,584)
Total increase (decrease) in net assets	490,912,665	226,591,147

Net Assets
Beginning of period	3,712,482,023	3,485,890,876
End of period	$4,203,394,688	$3,712,482,023

Financial Highlights
Fidelity Advisor Asset Manager® 60% Class A

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.51	$12.66	$15.88	$13.57	$12.68	$12.92
Income from Investment Operations
Net investment income (loss) A,B	.12	.24	.23	.13	.15	.17
Net realized and unrealized gain (loss)	1.82	1.14	(3.08)	2.42	1.24	.06
Total from investment operations	1.94	1.38	(2.85)	2.55	1.39	.23
Distributions from net investment income	(.24)	(.25)	(.18)	(.12)	(.17)	(.15)
Distributions from net realized gain	-	(.28)	(.19)	(.12)	(.33)	(.32)
Total distributions	(.24)	(.53)	(.37)	(.24)	(.50)	(.47)
Net asset value, end of period	$15.21	$13.51	$12.66	$15.88	$13.57	$12.68
Total Return C,D,E	14.43%	11.09%	(18.47)%	18.90%	11.13%	2.24%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.98% H,I	.99%	.99%	.99%	1.00%	1.02%
Expenses net of fee waivers, if any	.97 % H,I	.99%	.99%	.99%	1.00%	1.01%
Expenses net of all reductions	.97% H,I	.99%	.99%	.99%	1.00%	1.01%
Net investment income (loss)	1.70% H,I	1.79%	1.55%	.84%	1.19%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$169,696	$149,985	$138,958	$167,442	$129,967	$128,269
Portfolio turnover rate J	15 % H	21%	23%	19%	29%	39%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 60% Class M

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.42	$12.58	$15.78	$13.48	$12.60	$12.84
Income from Investment Operations
Net investment income (loss) A,B	.10	.21	.19	.09	.12	.14
Net realized and unrealized gain (loss)	1.82	1.13	(3.07)	2.41	1.22	.06
Total from investment operations	1.92	1.34	(2.88)	2.50	1.34	.20
Distributions from net investment income	(.21)	(.22)	(.13)	(.08)	(.13)	(.12)
Distributions from net realized gain	-	(.28)	(.19)	(.12)	(.33)	(.32)
Total distributions	(.21)	(.50)	(.32)	(.20)	(.46)	(.44)
Net asset value, end of period	$15.13	$13.42	$12.58	$15.78	$13.48	$12.60
Total Return C,D,E	14.34%	10.79%	(18.67)%	18.67%	10.83%	2.01%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.22% H,I	1.23%	1.23%	1.24%	1.26%	1.28%
Expenses net of fee waivers, if any	1.21 % H,I	1.23%	1.23%	1.24%	1.25%	1.25%
Expenses net of all reductions	1.21% H,I	1.23%	1.23%	1.24%	1.25%	1.25%
Net investment income (loss)	1.46% H,I	1.55%	1.31%	.59%	.94%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$50,077	$45,642	$43,630	$54,174	$49,060	$49,997
Portfolio turnover rate J	15 % I	21%	23%	19%	29%	39%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 60% Class C

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.25	$12.39	$15.55	$13.29	$12.42	$12.67
Income from Investment Operations
Net investment income (loss) A,B	.07	.14	.12	.01	.05	.08
Net realized and unrealized gain (loss)	1.78	1.12	(3.05)	2.38	1.21	.06
Total from investment operations	1.85	1.26	(2.93)	2.39	1.26	.14
Distributions from net investment income	(.12)	(.12)	(.04)	- C	(.06)	(.07)
Distributions from net realized gain	-	(.28)	(.19)	(.12)	(.33)	(.32)
Total distributions	(.12)	(.40)	(.23)	(.13) D	(.39)	(.39)
Net asset value, end of period	$14.98	$13.25	$12.39	$15.55	$13.29	$12.42
Total Return E,F,G	14.02%	10.30%	(19.15)%	18.02%	10.29%	1.47%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.74% J,K	1.76%	1.75%	1.77%	1.79%	1.81%
Expenses net of fee waivers, if any	1.73 % J,K	1.76%	1.75%	1.77%	1.76%	1.76%
Expenses net of all reductions	1.73% J,K	1.76%	1.75%	1.77%	1.76%	1.76%
Net investment income (loss)	.94% J,K	1.03%	.79%	.06%	.42%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$32,563	$30,786	$32,289	$55,262	$61,950	$67,955
Portfolio turnover rate L	15 % J	21%	23%	19%	29%	39%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 60%

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.60	$12.75	$15.98	$13.65	$12.75	$12.98
Income from Investment Operations
Net investment income (loss) A,B	.14	.29	.28	.18	.19	.21
Net realized and unrealized gain (loss)	1.84	1.14	(3.10)	2.43	1.25	.06
Total from investment operations	1.98	1.43	(2.82)	2.61	1.44	.27
Distributions from net investment income	(.28)	(.29)	(.22)	(.16)	(.21)	(.18)
Distributions from net realized gain	-	(.28)	(.19)	(.12)	(.33)	(.32)
Total distributions	(.28)	(.58) C	(.41)	(.28)	(.54)	(.50)
Net asset value, end of period	$15.30	$13.60	$12.75	$15.98	$13.65	$12.75
Total Return D,E	14.67%	11.38%	(18.20)%	19.28%	11.50%	2.60%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.67% H,I	.68%	.67%	.67%	.69%	.70%
Expenses net of fee waivers, if any	.66 % H,I	.68%	.67%	.67%	.68%	.69%
Expenses net of all reductions	.66% H,I	.68%	.67%	.67%	.68%	.69%
Net investment income (loss)	2.00% H,I	2.10%	1.87%	1.15%	1.51%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$2,222,313	$2,043,414	$1,935,217	$2,427,382	$2,950,010	$2,727,092
Portfolio turnover rate J	15 % H	21%	23%	19%	29%	39%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 60% Class I

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.61	$12.75	$15.99	$13.66	$12.76	$12.99
Income from Investment Operations
Net investment income (loss) A,B	.14	.28	.27	.17	.19	.21
Net realized and unrealized gain (loss)	1.83	1.15	(3.10)	2.43	1.24	.05
Total from investment operations	1.97	1.43	(2.83)	2.60	1.43	.26
Distributions from net investment income	(.27)	(.29)	(.22)	(.15)	(.20)	(.17)
Distributions from net realized gain	-	(.28)	(.19)	(.12)	(.33)	(.32)
Total distributions	(.27)	(.57)	(.41)	(.27)	(.53)	(.49)
Net asset value, end of period	$15.31	$13.61	$12.75	$15.99	$13.66	$12.76
Total Return C,D	14.60%	11.39%	(18.27)%	19.20%	11.44%	2.56%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.73% G,H	.74%	.74%	.74%	.74%	.75%
Expenses net of fee waivers, if any	.71 % G,H	.74%	.73%	.74%	.73%	.73%
Expenses net of all reductions	.71% G,H	.74%	.73%	.74%	.73%	.73%
Net investment income (loss)	1.95% G,H	2.04%	1.81%	1.09%	1.46%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$114,834	$101,803	$95,499	$115,782	$51,429	$55,379
Portfolio turnover rate I	15 % G	21%	23%	19%	29%	39%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 60% Class Z

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$13.60	$12.74	$15.98	$13.65	$12.76	$12.97
Income from Investment Operations
Net investment income (loss) B,C	.15	.30	.29	.19	.20	.22
Net realized and unrealized gain (loss)	1.83	1.15	(3.10)	2.43	1.24	.08
Total from investment operations	1.98	1.45	(2.81)	2.62	1.44	.30
Distributions from net investment income	(.29)	(.31)	(.24)	(.17)	(.22)	(.19)
Distributions from net realized gain	-	(.28)	(.19)	(.12)	(.33)	(.32)
Total distributions	(.29)	(.59)	(.43)	(.29)	(.55)	(.51)
Net asset value, end of period	$15.29	$13.60	$12.74	$15.98	$13.65	$12.76
Total Return D,E	14.68%	11.56%	(18.17)%	19.35%	11.50%	2.86%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.60% H,I	.61%	.60%	.61%	.62%	.63% H
Expenses net of fee waivers, if any	.59 % H,I	.60%	.60%	.61%	.62%	.63% H
Expenses net of all reductions	.59% H,I	.60%	.60%	.61%	.62%	.63% H
Net investment income (loss)	2.08% H,I	2.18%	1.94%	1.22%	1.57%	1.77% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,613,912	$1,340,852	$1,240,298	$1,412,486	$22,117	$19,124
Portfolio turnover rate J	15 % H	21%	23%	19%	29%	39%

AFor the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 70%
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	3.4
Apple, Inc.	2.0
Amazon.com, Inc.	1.8
Alphabet, Inc. Class A	1.7
NVIDIA Corp.	1.5
Meta Platforms, Inc. Class A	1.3
Taiwan Semiconductor Manufacturing Co. Ltd.	0.9
JPMorgan Chase & Co.	0.9
Exxon Mobil Corp.	0.9
Salesforce, Inc.	0.6
15.0

Market Sectors (% of Fund's net assets)

Information Technology	16.6
Financials	16.8
Industrials	9.5
Health Care	9.4
Consumer Discretionary	8.8
Communication Services	5.6
Consumer Staples	4.6
Energy	3.7
Materials	2.5
Real Estate	2.3
Utilities	1.3

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Percentages in the above tables are adjusted for the effect of TBA sale Commitments.
Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 0.4%.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 30.8% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 70%
Schedule of Investments March 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Equity Central Funds - 74.9%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	304,174	27,536,897
Fidelity Emerging Markets Equity Central Fund (a)	2,676,659	557,467,682
Fidelity Hedged Equity Central Fund (a)	722,125	88,424,181
Fidelity International Equity Central Fund (a)	12,082,670	1,276,171,604
Fidelity Real Estate Equity Central Fund (a)	206,962	26,524,300
Fidelity U.S. Equity Central Fund (a)	22,686,823	3,057,729,988
TOTAL EQUITY CENTRAL FUNDS (Cost $2,460,851,002)		5,033,854,652

Fixed-Income Central Funds - 23.4%
	Shares	Value ($)
High Yield Fixed-Income Funds - 2.4%
Fidelity Emerging Markets Debt Central Fund (a)	1,584,465	12,596,500
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	579,393	50,720,090
Fidelity Floating Rate Central Fund (a)	511,097	50,419,751
Fidelity High Income Central Fund (a)	467,533	49,151,726
TOTAL HIGH YIELD FIXED-INCOME FUNDS		162,888,067
Investment Grade Fixed-Income Funds - 21.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,452,725	128,391,797
Fidelity International Credit Central Fund (a)	401,999	32,658,434
Fidelity Investment Grade Bond Central Fund (a)	12,829,716	1,251,795,436
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,412,845,667
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,647,078,556)		1,575,733,734

Money Market Central Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	46,380,505	46,389,781
Fidelity Securities Lending Cash Central Fund 5.39% (b)(c)	25,249,475	25,252,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $71,641,781)		71,641,781

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.3% 4/25/24 to 6/20/24 (e) (Cost $8,032,028)	8,090,000	8,031,917

Investment Companies - 0.9%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF	374,769	35,460,642
iShares Russell 2000 Index ETF (f)	118,097	24,835,799
TOTAL INVESTMENT COMPANIES (Cost $61,265,757)		60,296,441

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $4,248,869,124)	6,749,558,525
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(28,954,812)
NET ASSETS - 100.0%	6,720,603,713

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	517	Jun 2024	60,931,035	728,148	728,148

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	532	Jun 2024	141,206,100	(3,118,705)	(3,118,705)
ICE MSCI Emerging Markets Index Contracts (United States)	745	Jun 2024	39,075,250	2,563	2,563

TOTAL SOLD					(3,116,142)

TOTAL FUTURES CONTRACTS					(2,387,994)
The notional amount of futures purchased as a percentage of Net Assets is 0.9%
The notional amount of futures sold as a percentage of Net Assets is 2.7%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,847,565.
(f)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	86,775,084	177,658,021	218,043,324	1,397,893	-	-	46,389,781	0.1%
Fidelity Commodity Strategy Central Fund	29,491,374	1,180,920	1,903,544	569,519	(187,387)	(1,044,466)	27,536,897	13.5%
Fidelity Emerging Markets Debt Central Fund	13,640,575	1,641,962	3,744,985	432,197	(666,050)	1,724,998	12,596,500	0.6%
Fidelity Emerging Markets Debt Local Currency Central Fund	47,575,499	3,669,060	-	3,669,061	-	(524,469)	50,720,090	17.4%
Fidelity Emerging Markets Equity Central Fund	516,658,666	14,275,759	29,157,642	4,934,542	(2,700,321)	58,391,220	557,467,682	23.7%
Fidelity Floating Rate Central Fund	49,584,956	3,364,921	2,854,742	2,461,703	(1,659)	326,275	50,419,751	3.4%
Fidelity Hedged Equity Central Fund	77,861,533	865,621	3,984,601	865,621	162,652	13,518,976	88,424,181	18.5%
Fidelity High Income Central Fund	31,316,361	18,530,244	2,124,670	1,436,215	45,759	1,384,032	49,151,726	3.6%
Fidelity Inflation-Protected Bond Index Central Fund	92,486,409	42,821,311	7,170,751	4,238,474	(340,726)	595,554	128,391,797	21.8%
Fidelity International Credit Central Fund	31,261,654	1,192,650	1,903,149	581,645	(358,249)	2,465,528	32,658,434	12.9%
Fidelity International Equity Central Fund	1,106,901,331	33,573,140	75,728,057	9,268,593	(2,370,668)	213,795,858	1,276,171,604	23.3%
Fidelity Investment Grade Bond Central Fund	1,176,947,370	112,276,486	87,588,620	26,156,726	(4,587,367)	54,747,567	1,251,795,436	3.1%
Fidelity Real Estate Equity Central Fund	23,993,826	1,005,819	1,903,340	394,622	35,719	3,392,276	26,524,300	2.7%
Fidelity Securities Lending Cash Central Fund 5.39%	40,344,900	488,236,572	503,329,472	11,893	-	-	25,252,000	0.1%
Fidelity U.S. Equity Central Fund	2,590,751,814	209,505,628	166,105,915	155,839,851	12,811,668	410,766,793	3,057,729,988	15.9%
Total	5,915,591,352	1,109,798,114	1,105,542,812	212,258,555	1,843,371	759,540,142	6,681,230,167

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Low Volatility Factor ETF	-	62,987,986	65,187,598	187,442	2,199,612	-	-
	-	62,987,986	65,187,598	187,442	2,199,612	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	5,033,854,652	5,033,854,652	-	-

Fixed-Income Central Funds	1,575,733,734	1,575,733,734	-	-

Money Market Central Funds	71,641,781	71,641,781	-	-

U.S Treasury Obligations	8,031,917	-	8,031,917	-

Investment Companies	60,296,441	60,296,441	-	-
Total Investments in Securities:	6,749,558,525	6,741,526,608	8,031,917	-
Derivative Instruments: Assets
Futures Contracts	730,711	730,711	-	-
Total Assets	730,711	730,711	-	-
Liabilities
Futures Contracts	(3,118,705)	(3,118,705)	-	-
Total Liabilities	(3,118,705)	(3,118,705)	-	-
Total Derivative Instruments:	(2,387,994)	(2,387,994)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	730,711	(3,118,705)
Total Equity Risk	730,711	(3,118,705)
Total Value of Derivatives	730,711	(3,118,705)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 70%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,815,400) - See accompanying schedule:
Unaffiliated issuers (cost $69,297,785)	$68,328,358
Fidelity Central Funds (cost $4,179,571,339)	6,681,230,167

Total Investment in Securities (cost $4,248,869,124)		$6,749,558,525
Receivable for investments sold		3,046,872
Receivable for fund shares sold		1,197,150
Distributions receivable from Fidelity Central Funds		189,013
Prepaid expenses		2,851
Other receivables		4,024
Total assets		6,753,998,435
Liabilities
Payable for investments purchased	$37,112
Payable for fund shares redeemed	4,232,632
Accrued management fee	3,408,007
Distribution and service plan fees payable	106,667
Payable for daily variation margin on futures contracts	325,254
Other payables and accrued expenses	33,050
Collateral on securities loaned	25,252,000
Total liabilities		33,394,722
Net Assets		$6,720,603,713
Net Assets consist of:
Paid in capital		$4,607,339,261
Total accumulated earnings (loss)		2,113,264,452
Net Assets		$6,720,603,713

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($234,523,798 ÷ 8,641,614 shares)(a)		$27.14
Maximum offering price per share (100/94.25 of $27.14)		$28.80
Class M :
Net Asset Value and redemption price per share ($75,627,309 ÷ 2,785,785 shares)(a)		$27.15
Maximum offering price per share (100/96.50 of $27.15)		$28.13
Class C :
Net Asset Value and offering price per share ($32,164,455 ÷ 1,187,977 shares)(a)		$27.07
Asset Manager 70% :
Net Asset Value, offering price and redemption price per share ($4,157,354,889 ÷ 152,776,353 shares)		$27.21
Class I :
Net Asset Value, offering price and redemption price per share ($56,032,788 ÷ 2,057,788 shares)		$27.23
Class Z :
Net Asset Value, offering price and redemption price per share ($2,164,900,474 ÷ 79,693,402 shares)		$27.17
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended March 31, 2024 (Unaudited)
Investment Income
Dividends (including $187,442 earned from affiliated issuers)		$1,017,717
Interest		317,879
Income from Fidelity Central Funds (including $11,893 from security lending)		74,105,656
Total income		75,441,252
Expenses
Management fee	$17,092,822
Transfer agent fees	2,573,099
Distribution and service plan fees	609,860
Accounting fees	566,385
Custodian fees and expenses	15,628
Independent trustees' fees and expenses	9,677
Registration fees	59,944
Audit	17,272
Legal	5,525
Miscellaneous	14,883
Total expenses before reductions	20,965,095
Expense reductions	(419,401)
Total expenses after reductions		20,545,694
Net Investment income (loss)		54,895,558
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,542,170
Fidelity Central Funds	1,843,371
Other affiliated issuers	2,199,612
Futures contracts	(8,094,029)
Capital gain distributions from Fidelity Central Funds	138,152,899
Total net realized gain (loss)		139,644,023
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,556,629
Fidelity Central Funds	759,540,142
Futures contracts	(8,157,306)
Total change in net unrealized appreciation (depreciation)		754,939,465
Net gain (loss)		894,583,488
Net increase (decrease) in net assets resulting from operations		$949,479,046
Statement of Changes in Net Assets

	Six months ended March 31, 2024 (Unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,895,558	$116,162,612
Net realized gain (loss)	139,644,023	(68,269,589)
Change in net unrealized appreciation (depreciation)	754,939,465	694,924,558
Net increase (decrease) in net assets resulting from operations	949,479,046	742,817,581
Distributions to shareholders	(112,197,413)	(369,551,550)

Share transactions - net increase (decrease)	(128,339,092)	106,335,076
Total increase (decrease) in net assets	708,942,541	479,601,107

Net Assets
Beginning of period	6,011,661,172	5,532,060,065
End of period	$6,720,603,713	$6,011,661,172

Financial Highlights
Fidelity Advisor Asset Manager® 70% Class A

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.75	$22.33	$28.33	$23.67	$22.21	$23.27
Income from Investment Operations
Net investment income (loss) A,B	.18	.39	.40	.21	.25	.27
Net realized and unrealized gain (loss)	3.58	2.47	(5.69)	4.95	2.32	(.17)
Total from investment operations	3.76	2.86	(5.29)	5.16	2.57	.10
Distributions from net investment income	(.37)	(.42)	(.31)	(.18)	(.28)	(.25)
Distributions from net realized gain	-	(1.02)	(.40)	(.32)	(.83)	(.91)
Total distributions	(.37)	(1.44)	(.71)	(.50)	(1.11)	(1.16)
Net asset value, end of period	$27.14	$23.75	$22.33	$28.33	$23.67	$22.21
Total Return C,D,E	15.92%	13.13%	(19.23)%	21.99%	11.81%	1.16%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.96% H,I	.97%	.96%	.96%	.99%	1.00%
Expenses net of fee waivers, if any	.94 % H,I	.96%	.96%	.96%	.98%	1.00%
Expenses net of all reductions	.94% H,I	.96%	.96%	.96%	.98%	1.00%
Net investment income (loss)	1.43% H,I	1.61%	1.50%	.76%	1.11%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$234,524	$204,082	$179,830	$219,595	$179,404	$166,280
Portfolio turnover rate J	17 % H	19%	23%	20%	27%	41%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 70% Class M

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.73	$22.30	$28.30	$23.65	$22.19	$23.24
Income from Investment Operations
Net investment income (loss) A,B	.15	.33	.33	.14	.19	.22
Net realized and unrealized gain (loss)	3.58	2.47	(5.69)	4.96	2.33	(.17)
Total from investment operations	3.73	2.80	(5.36)	5.10	2.52	.05
Distributions from net investment income	(.31)	(.35)	(.24)	(.13)	(.23)	(.19)
Distributions from net realized gain	-	(1.02)	(.40)	(.32)	(.83)	(.91)
Total distributions	(.31)	(1.37)	(.64)	(.45)	(1.06)	(1.10)
Net asset value, end of period	$27.15	$23.73	$22.30	$28.30	$23.65	$22.19
Total Return C,D,E	15.78%	12.86%	(19.45)%	21.71%	11.56%	.90%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.20% H,I	1.21%	1.21%	1.21%	1.23%	1.24%
Expenses net of fee waivers, if any	1.19 % H,I	1.21%	1.20%	1.21%	1.23%	1.24%
Expenses net of all reductions	1.19% H,I	1.21%	1.20%	1.21%	1.23%	1.24%
Net investment income (loss)	1.19% H,I	1.37%	1.25%	.51%	.87%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$75,627	$66,988	$62,915	$80,784	$69,250	$63,064
Portfolio turnover rate J	17 % H	19%	23%	20%	27%	41%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 70% Class C

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.60	$22.18	$28.12	$23.50	$22.03	$23.06
Income from Investment Operations
Net investment income (loss) A,B	.09	.20	.19	- C	.08	.11
Net realized and unrealized gain (loss)	3.55	2.46	(5.66)	4.94	2.30	(.15)
Total from investment operations	3.64	2.66	(5.47)	4.94	2.38	(.04)
Distributions from net investment income	(.17)	(.22)	(.07)	-	(.08)	(.07)
Distributions from net realized gain	-	(1.02)	(.40)	(.32)	(.83)	(.91)
Total distributions	(.17)	(1.24)	(.47)	(.32)	(.91)	(.99) D
Net asset value, end of period	$27.07	$23.60	$22.18	$28.12	$23.50	$22.03
Total Return E,F,G	15.49%	12.25%	(19.84)%	21.12%	10.98%	.42%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.71% J,K	1.72%	1.72%	1.72%	1.74%	1.75%
Expenses net of fee waivers, if any	1.70 % J,K	1.72%	1.72%	1.72%	1.74%	1.75%
Expenses net of all reductions	1.70% J,K	1.72%	1.72%	1.72%	1.74%	1.75%
Net investment income (loss)	.68% J,K	.85%	.74%	-% L	.36%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$32,164	$31,474	$29,116	$44,170	$40,240	$42,547
Portfolio turnover rate M	17 % J	19%	23%	20%	27%	41%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount represents less than .005%.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 70%

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.85	$22.42	$28.43	$23.74	$22.27	$23.33
Income from Investment Operations
Net investment income (loss) A,B	.22	.46	.48	.29	.32	.34
Net realized and unrealized gain (loss)	3.58	2.48	(5.70)	4.97	2.33	(.17)
Total from investment operations	3.80	2.94	(5.22)	5.26	2.65	.17
Distributions from net investment income	(.44)	(.48)	(.39)	(.26)	(.35)	(.31)
Distributions from net realized gain	-	(1.02)	(.40)	(.32)	(.83)	(.91)
Total distributions	(.44)	(1.51) C	(.79)	(.57) C	(1.18)	(1.23) C
Net asset value, end of period	$27.21	$23.85	$22.42	$28.43	$23.74	$22.27
Total Return D,E	16.05%	13.46%	(18.98)%	22.39%	12.14%	1.51%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.66% H,I	.67%	.67%	.66%	.68%	.69%
Expenses net of fee waivers, if any	.65 % H,I	.67%	.66%	.66%	.68%	.69%
Expenses net of all reductions	.65% H,I	.67%	.66%	.66%	.68%	.69%
Net investment income (loss)	1.72% H,I	1.90%	1.79%	1.06%	1.42%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$4,157,355	$3,733,445	$3,518,486	$4,523,497	$5,203,794	$4,893,270
Portfolio turnover rate J	17 % I	19%	23%	20%	27%	41%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 70% Class I

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.86	$22.43	$28.46	$23.75	$22.27	$23.33
Income from Investment Operations
Net investment income (loss) A,B	.22	.45	.47	.28	.31	.33
Net realized and unrealized gain (loss)	3.59	2.48	(5.71)	4.98	2.34	(.17)
Total from investment operations	3.81	2.93	(5.24)	5.26	2.65	.16
Distributions from net investment income	(.44)	(.48)	(.39)	(.24)	(.34)	(.30)
Distributions from net realized gain	-	(1.02)	(.40)	(.32)	(.83)	(.91)
Total distributions	(.44)	(1.50)	(.79)	(.55) C	(1.17)	(1.22) C
Net asset value, end of period	$27.23	$23.86	$22.43	$28.46	$23.75	$22.27
Total Return D,E	16.06%	13.43%	(19.03)%	22.37%	12.14%	1.46%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.69% H,I	.70%	.69%	.69%	.71%	.72%
Expenses net of fee waivers, if any	.68 % H,I	.69%	.69%	.69%	.71%	.72%
Expenses net of all reductions	.68% H,I	.69%	.69%	.69%	.71%	.72%
Net investment income (loss)	1.70% H,I	1.88%	1.76%	1.03%	1.39%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$56,033	$46,254	$43,240	$54,440	$38,396	$68,475
Portfolio turnover rate J	17 % H	19%	23%	20%	27%	41%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 70% Class Z

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$23.82	$22.39	$28.41	$23.72	$22.26	$23.29
Income from Investment Operations
Net investment income (loss) B,C	.23	.48	.49	.32	.33	.35
Net realized and unrealized gain (loss)	3.59	2.48	(5.68)	4.96	2.33	(.13)
Total from investment operations	3.82	2.96	(5.19)	5.28	2.66	.22
Distributions from net investment income	(.47)	(.50)	(.42)	(.27)	(.37)	(.34)
Distributions from net realized gain	-	(1.02)	(.40)	(.32)	(.83)	(.91)
Total distributions	(.47)	(1.53) D	(.83) D	(.59)	(1.20)	(1.25)
Net asset value, end of period	$27.17	$23.82	$22.39	$28.41	$23.72	$22.26
Total Return E,F	16.12%	13.58%	(18.94)%	22.48%	12.21%	1.78%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.58% I,J	.59%	.59%	.59%	.61%	.62% I
Expenses net of fee waivers, if any	.57 % I,J	.59%	.59%	.59%	.60%	.61% I
Expenses net of all reductions	.57% I,J	.59%	.59%	.59%	.60%	.61% I
Net investment income (loss)	1.80% I,J	1.98%	1.86%	1.13%	1.49%	1.64% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,164,900	$1,929,418	$1,698,474	$1,972,441	$28,723	$24,876
Portfolio turnover rate K	17 % I	19%	23%	20%	27%	41%

AFor the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 85%
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	3.8
Apple, Inc.	2.3
Amazon.com, Inc.	2.0
Alphabet, Inc. Class A	1.9
NVIDIA Corp.	1.6
Meta Platforms, Inc. Class A	1.4
Taiwan Semiconductor Manufacturing Co. Ltd.	1.0
JPMorgan Chase & Co.	1.0
Exxon Mobil Corp.	1.0
Salesforce, Inc.	0.7
16.7

Market Sectors (% of Fund's net assets)

Information Technology	18.8
Financials	16.9
Industrials	10.9
Health Care	9.6
Consumer Discretionary	9.6
Communication Services	5.9
Consumer Staples	5.0
Energy	3.8
Materials	2.8
Real Estate	2.2
Cash Equivalents	2.0
Utilities	1.7

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Class - (0.5)%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Percentages in the above tables are adjusted for the effect of TBA sale Commitments.
Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 0.4%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 34.6% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 85%
Schedule of Investments March 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Equity Central Funds - 85.3%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	206,480	18,692,609
Fidelity Emerging Markets Equity Central Fund (a)	1,929,016	401,756,164
Fidelity Hedged Equity Central Fund (a)	422,098	51,685,928
Fidelity International Equity Central Fund (a)	8,990,418	949,567,967
Fidelity Real Estate Equity Central Fund (a)	150,586	19,299,064
Fidelity U.S. Equity Central Fund (a)	15,823,350	2,132,671,092
TOTAL EQUITY CENTRAL FUNDS (Cost $2,091,868,503)		3,573,672,824

Fixed-Income Central Funds - 12.2%
	Shares	Value ($)
High Yield Fixed-Income Funds - 1.4%
Fidelity Emerging Markets Debt Central Fund (a)	1,296,716	10,308,893
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	440,640	38,573,624
Fidelity High Income Central Fund (a)	96,610	10,156,596
TOTAL HIGH YIELD FIXED-INCOME FUNDS		59,039,113
Investment Grade Fixed-Income Funds - 10.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)	897,416	79,313,625
Fidelity International Credit Central Fund (a)	241,355	19,607,695
Fidelity Investment Grade Bond Central Fund (a)	3,628,840	354,065,935
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		452,987,255
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $527,617,400)		512,026,368

Money Market Central Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	65,583,201	65,596,317
Fidelity Securities Lending Cash Central Fund 5.39% (b)(c)	18,771,548	18,773,425
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $84,369,742)		84,369,742

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.3% 6/6/24 to 6/20/24 (e) (Cost $4,690,786)	4,740,000	4,690,931

Investment Companies - 0.9%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF (f)	245,083	23,189,752
iShares Russell 2000 Index ETF (f)	72,424	15,230,767
TOTAL INVESTMENT COMPANIES (Cost $39,450,182)		38,420,519

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $2,747,996,613)	4,213,180,384
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(21,007,820)
NET ASSETS - 100.0%	4,192,172,564

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	242	Jun 2024	64,232,850	1,416,901	1,416,901
ICE E-mini MSCI EAFE Index Contracts (United States)	483	Jun 2024	56,923,965	680,324	680,324

TOTAL PURCHASED					2,097,225

Sold

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	252	Jun 2024	13,217,400	867	867

TOTAL FUTURES CONTRACTS					2,098,092
The notional amount of futures purchased as a percentage of Net Assets is 2.9%
The notional amount of futures sold as a percentage of Net Assets is 0.3%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,577,031.
(f)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	38,175,304	118,005,699	90,584,686	1,148,102	-	-	65,596,317	0.1%
Fidelity Commodity Strategy Central Fund	26,809,484	1,412,046	8,350,909	522,682	(1,247,022)	69,010	18,692,609	9.2%
Fidelity Emerging Markets Debt Central Fund	8,293,636	2,338,384	1,031,857	300,116	-	708,730	10,308,893	0.5%
Fidelity Emerging Markets Debt Local Currency Central Fund	36,182,100	2,790,393	-	2,790,393	-	(398,869)	38,573,624	13.2%
Fidelity Emerging Markets Equity Central Fund	352,124,631	18,760,130	8,117,143	3,397,122	66,096	38,922,450	401,756,164	17.1%
Fidelity Floating Rate Central Fund	9,161,547	689,460	9,880,104	339,184	(177,118)	206,215	-	0.0%
Fidelity Hedged Equity Central Fund	44,253,429	505,976	997,794	505,975	40,730	7,883,587	51,685,928	10.8%
Fidelity High Income Central Fund	-	10,111,967	73,253	93,830	57	117,825	10,156,596	0.7%
Fidelity Inflation-Protected Bond Index Central Fund	53,461,590	27,188,808	1,490,986	2,476,225	(7,115)	161,328	79,313,625	13.4%
Fidelity International Credit Central Fund	17,666,979	1,152,282	434,982	329,731	(51,179)	1,274,595	19,607,695	7.8%
Fidelity International Equity Central Fund	771,627,509	46,500,721	21,123,838	6,622,972	224,360	152,339,215	949,567,967	17.3%
Fidelity Investment Grade Bond Central Fund	326,672,938	27,184,646	13,411,045	7,201,442	(74,089)	13,693,485	354,065,935	0.9%
Fidelity Real Estate Equity Central Fund	16,282,735	1,094,074	434,915	271,589	(2,924)	2,360,094	19,299,064	1.9%
Fidelity Securities Lending Cash Central Fund 5.39%	26,129,341	474,960,002	482,315,918	8,717	-	-	18,773,425	0.1%
Fidelity U.S. Equity Central Fund	1,682,163,181	208,428,542	45,434,710	103,456,761	2,822,567	284,691,512	2,132,671,092	11.1%
Total	3,409,004,404	941,123,130	683,682,140	129,464,841	1,594,363	502,029,177	4,170,068,934

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Low Volatility Factor ETF	-	36,815,299	38,080,546	109,556	1,265,247	-	-
	-	36,815,299	38,080,546	109,556	1,265,247	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	3,573,672,824	3,573,672,824	-	-

Fixed-Income Central Funds	512,026,368	512,026,368	-	-

Money Market Central Funds	84,369,742	84,369,742	-	-

U.S Treasury Obligations	4,690,931	-	4,690,931	-

Investment Companies	38,420,519	38,420,519	-	-
Total Investments in Securities:	4,213,180,384	4,208,489,453	4,690,931	-
Derivative Instruments: Assets
Futures Contracts	2,098,092	2,098,092	-	-
Total Assets	2,098,092	2,098,092	-	-
Total Derivative Instruments:	2,098,092	2,098,092	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,098,092	0
Total Equity Risk	2,098,092	0
Total Value of Derivatives	2,098,092	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 85%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,433,338) - See accompanying schedule:
Unaffiliated issuers (cost $44,140,968)	$43,111,450
Fidelity Central Funds (cost $2,703,855,645)	4,170,068,934

Total Investment in Securities (cost $2,747,996,613)		$4,213,180,384
Receivable for investments sold		35,714
Receivable for fund shares sold		3,322,907
Distributions receivable from Fidelity Central Funds		277,413
Prepaid expenses		1,617
Total assets		4,216,818,035
Liabilities
Payable for investments purchased	$723,475
Payable for fund shares redeemed	2,691,171
Accrued management fee	2,122,854
Distribution and service plan fees payable	108,817
Payable for daily variation margin on futures contracts	198,470
Other payables and accrued expenses	27,259
Collateral on securities loaned	18,773,425
Total liabilities		24,645,471
Net Assets		$4,192,172,564
Net Assets consist of:
Paid in capital		$2,872,886,722
Total accumulated earnings (loss)		1,319,285,842
Net Assets		$4,192,172,564

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($245,779,690 ÷ 9,602,698 shares)(a)		$25.59
Maximum offering price per share (100/94.25 of $25.59)		$27.15
Class M :
Net Asset Value and redemption price per share ($51,974,872 ÷ 2,045,610 shares)(a)		$25.41
Maximum offering price per share (100/96.50 of $25.41)		$26.33
Class C :
Net Asset Value and offering price per share ($44,429,223 ÷ 1,769,184 shares)(a)		$25.11
Asset Manager 85% :
Net Asset Value, offering price and redemption price per share ($2,211,871,916 ÷ 85,335,614 shares)		$25.92
Class I :
Net Asset Value, offering price and redemption price per share ($67,399,306 ÷ 2,608,697 shares)		$25.84
Class Z :
Net Asset Value, offering price and redemption price per share ($1,570,717,557 ÷ 60,957,587 shares)		$25.77
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended March 31, 2024 (Unaudited)
Investment Income
Dividends (including $109,556 earned from affiliated issuers)		$645,976
Interest		156,004
Income from Fidelity Central Funds (including $8,717 from security lending)		37,879,200
Total income		38,681,180
Expenses
Management fee	$10,247,012
Transfer agent fees	1,679,933
Distribution and service plan fees	610,194
Accounting fees	390,089
Custodian fees and expenses	14,997
Independent trustees' fees and expenses	5,692
Registration fees	45,764
Audit	17,198
Legal	3,214
Miscellaneous	9,535
Total expenses before reductions	13,023,628
Expense reductions	(248,524)
Total expenses after reductions		12,775,104
Net Investment income (loss)		25,906,076
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,043,149
Fidelity Central Funds	1,594,363
Other affiliated issuers	1,265,247
Futures contracts	13,903,581
Capital gain distributions from Fidelity Central Funds	91,585,641
Total net realized gain (loss)		111,391,981
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,416,279
Fidelity Central Funds	502,029,177
Futures contracts	2,191,961
Total change in net unrealized appreciation (depreciation)		506,637,417
Net gain (loss)		618,029,398
Net increase (decrease) in net assets resulting from operations		$643,935,474
Statement of Changes in Net Assets

	Six months ended March 31, 2024 (Unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,906,076	$51,661,774
Net realized gain (loss)	111,391,981	(45,731,969)
Change in net unrealized appreciation (depreciation)	506,637,417	487,993,760
Net increase (decrease) in net assets resulting from operations	643,935,474	493,923,565
Distributions to shareholders	(51,390,318)	(159,424,192)

Share transactions - net increase (decrease)	139,921,804	39,116,407
Total increase (decrease) in net assets	732,466,960	373,615,780

Net Assets
Beginning of period	3,459,705,604	3,086,089,824
End of period	$4,192,172,564	$3,459,705,604

Financial Highlights
Fidelity Advisor Asset Manager® 85% Class A

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.89	$19.79	$25.79	$20.73	$19.30	$20.36
Income from Investment Operations
Net investment income (loss) A,B	.13	.27	.30	.16	.19	.20
Net realized and unrealized gain (loss)	3.83	2.82	(5.52)	5.31	2.29	(.37)
Total from investment operations	3.96	3.09	(5.22)	5.47	2.48	(.17)
Distributions from net investment income	(.26)	(.32)	(.24)	(.13)	(.22)	(.17)
Distributions from net realized gain	-	(.67)	(.54)	(.28)	(.84)	(.72)
Total distributions	(.26)	(.99)	(.78)	(.41)	(1.05) C	(.89)
Net asset value, end of period	$25.59	$21.89	$19.79	$25.79	$20.73	$19.30
Total Return D,E,F	18.19%	15.95%	(21.00)%	26.59%	13.11%	(.11)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.97% I,J	.98%	.97%	.98%	1.00%	1.01%
Expenses net of fee waivers, if any	.95 % I,J	.97%	.97%	.98%	.99%	1.01%
Expenses net of all reductions	.95% I,J	.97%	.97%	.98%	.99%	1.01%
Net investment income (loss)	1.09% I,J	1.22%	1.24%	.64%	.97%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$245,780	$202,554	$165,075	$191,715	$143,117	$125,168
Portfolio turnover rate K	11 % I	24%	27%	18%	41%	47%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 85% Class M

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.70	$19.62	$25.58	$20.57	$19.17	$20.22
Income from Investment Operations
Net investment income (loss) A,B	.10	.21	.24	.09	.14	.15
Net realized and unrealized gain (loss)	3.81	2.80	(5.48)	5.28	2.27	(.36)
Total from investment operations	3.91	3.01	(5.24)	5.37	2.41	(.21)
Distributions from net investment income	(.20)	(.26)	(.18)	(.08)	(.18)	(.13)
Distributions from net realized gain	-	(.67)	(.54)	(.28)	(.84)	(.72)
Total distributions	(.20)	(.93)	(.72)	(.36)	(1.01) C	(.84) C
Net asset value, end of period	$25.41	$21.70	$19.62	$25.58	$20.57	$19.17
Total Return D,E,F	18.10%	15.62%	(21.21)%	26.30%	12.81%	(.35)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.21% I,J	1.23%	1.22%	1.23%	1.25%	1.27%
Expenses net of fee waivers, if any	1.20 % I,J	1.22%	1.22%	1.23%	1.25%	1.27%
Expenses net of all reductions	1.20% I,J	1.22%	1.22%	1.23%	1.25%	1.27%
Net investment income (loss)	.84% I,J	.97%	1.00%	.39%	.72%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$51,975	$46,123	$42,034	$54,864	$40,604	$33,611
Portfolio turnover rate K	11 % I	24%	27%	18%	41%	47%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 85% Class C

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.40	$19.36	$25.24	$20.31	$18.92	$19.95
Income from Investment Operations
Net investment income (loss) A,B	.04	.10	.11	(.03)	.04	.06
Net realized and unrealized gain (loss)	3.76	2.76	(5.42)	5.21	2.24	(.35)
Total from investment operations	3.80	2.86	(5.31)	5.18	2.28	(.29)
Distributions from net investment income	(.09)	(.15)	(.03)	-	(.06)	(.02)
Distributions from net realized gain	-	(.67)	(.54)	(.25)	(.84)	(.72)
Total distributions	(.09)	(.82)	(.57)	(.25)	(.89) C	(.74)
Net asset value, end of period	$25.11	$21.40	$19.36	$25.24	$20.31	$18.92
Total Return D,E,F	17.79%	15.00%	(21.61)%	25.65%	12.25%	(.88)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.72% I,J	1.74%	1.74%	1.74%	1.76%	1.77%
Expenses net of fee waivers, if any	1.71 % I,J	1.74%	1.73%	1.74%	1.76%	1.77%
Expenses net of all reductions	1.71% I,J	1.74%	1.73%	1.74%	1.76%	1.77%
Net investment income (loss)	.33% I,J	.46%	.48%	(.13)%	.21%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$44,429	$39,038	$36,141	$49,896	$44,510	$40,909
Portfolio turnover rate K	11 % I	24%	27%	18%	41%	47%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 85%

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.18	$20.05	$26.10	$20.96	$19.50	$20.56
Income from Investment Operations
Net investment income (loss) A,B	.16	.33	.37	.23	.25	.26
Net realized and unrealized gain (loss)	3.90	2.85	(5.58)	5.38	2.32	(.38)
Total from investment operations	4.06	3.18	(5.21)	5.61	2.57	(.12)
Distributions from net investment income	(.32)	(.38)	(.30)	(.19)	(.27)	(.23)
Distributions from net realized gain	-	(.67)	(.54)	(.28)	(.84)	(.72)
Total distributions	(.32)	(1.05)	(.84)	(.47)	(1.11)	(.94) C
Net asset value, end of period	$25.92	$22.18	$20.05	$26.10	$20.96	$19.50
Total Return D,E	18.41%	16.21%	(20.76)%	27.00%	13.44%	.21%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.68% H,I	.70%	.69%	.68%	.69%	.71%
Expenses net of fee waivers, if any	.67 % H,I	.69%	.68%	.68%	.69%	.71%
Expenses net of all reductions	.67% H,I	.69%	.68%	.68%	.69%	.71%
Net investment income (loss)	1.37% H,I	1.50%	1.53%	.94%	1.28%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$2,211,872	$1,892,890	$1,697,192	$2,185,948	$2,520,790	$2,278,919
Portfolio turnover rate J	11 % I	24%	27%	18%	41%	47%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 85% Class I

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.11	$19.99	$26.03	$20.91	$19.45	$20.50
Income from Investment Operations
Net investment income (loss) A,B	.16	.33	.36	.22	.24	.25
Net realized and unrealized gain (loss)	3.89	2.84	(5.56)	5.36	2.32	(.37)
Total from investment operations	4.05	3.17	(5.20)	5.58	2.56	(.12)
Distributions from net investment income	(.32)	(.38)	(.30)	(.18)	(.26)	(.21)
Distributions from net realized gain	-	(.67)	(.54)	(.28)	(.84)	(.72)
Total distributions	(.32)	(1.05)	(.84)	(.46)	(1.10)	(.93)
Net asset value, end of period	$25.84	$22.11	$19.99	$26.03	$20.91	$19.45
Total Return C,D	18.40%	16.19%	(20.78)%	26.93%	13.40%	.15%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.71% G,H	.72%	.71%	.71%	.73%	.74%
Expenses net of fee waivers, if any	.69 % G,H	.71%	.71%	.71%	.72%	.74%
Expenses net of all reductions	.69% G,H	.71%	.71%	.71%	.72%	.74%
Net investment income (loss)	1.35% G,H	1.48%	1.50%	.90%	1.25%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$67,399	$58,137	$51,528	$60,989	$31,606	$39,115
Portfolio turnover rate I	11 % G	24%	27%	18%	41%	47%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 85% Class Z

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$22.06	$19.95	$25.99	$20.87	$19.43	$20.45
Income from Investment Operations
Net investment income (loss) B,C	.17	.35	.39	.26	.26	.27
Net realized and unrealized gain (loss)	3.89	2.83	(5.55)	5.34	2.31	(.32)
Total from investment operations	4.06	3.18	(5.16)	5.60	2.57	(.05)
Distributions from net investment income	(.35)	(.40)	(.34)	(.21)	(.30)	(.25)
Distributions from net realized gain	-	(.67)	(.54)	(.28)	(.84)	(.72)
Total distributions	(.35)	(1.07)	(.88)	(.48) D	(1.13) D	(.97)
Net asset value, end of period	$25.77	$22.06	$19.95	$25.99	$20.87	$19.43
Total Return E,F	18.49%	16.31%	(20.71)%	27.11%	13.50%	.54%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.59% I,J	.60%	.60%	.60%	.61%	.62% I
Expenses net of fee waivers, if any	.58 % I,J	.60%	.59%	.60%	.61%	.62% I
Expenses net of all reductions	.58% I,J	.60%	.59%	.60%	.61%	.62% I
Net investment income (loss)	1.46% I,J	1.60%	1.62%	1.01%	1.36%	1.45% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,570,718	$1,220,964	$1,094,119	$1,258,721	$24,683	$23,286
Portfolio turnover rate K	11 % I	24%	27%	18%	41%	47%

AFor the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended March 31, 2024

1. Organization.
Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Asset Manager, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	0.01%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Futures Restricted Securities	0.02%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Loans & Direct Debt Instruments	0.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Loans & Direct Debt Instruments	0.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	0.01%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Loans & Direct Debt Instruments	Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.
			Foreign Securities Futures Restricted Securities Swaps Forward Foreign Currency Contracts	Less than .005%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Delayed Delivery & When Issued Securities Foreign Securities Futures Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Futures Restricted Securities	0.02%
Fidelity Hedged Equity Central Fund	Fidelity Diversifying Solutions LLC (FDS)	Seeks capital appreciation by investing primarily in common stocks of companies with market capitalizations generally similar to companies in the S&P 500® Index.	Options	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Asset Manager 50%	166,720
Fidelity Asset Manager 70%	4,023

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Asset Manager 20%	5,070,308,896	613,265,695	(280,960,628)	332,305,067
Fidelity Asset Manager 30%	1,906,533,297	292,326,094	(121,251,054)	171,075,040
Fidelity Asset Manager 40%	1,979,808,254	418,686,020	(109,796,599)	308,889,421
Fidelity Asset Manager 50%	7,651,190,325	2,459,787,292	(368,273,634)	2,091,513,658
Fidelity Asset Manager 60%	3,365,098,851	993,615,268	(138,338,514)	855,276,754
Fidelity Asset Manager 70%	4,766,296,767	2,122,558,715	(141,684,951)	1,980,873,764
Fidelity Asset Manager 85%	2,962,900,422	1,295,197,680	(42,819,626)	1,252,378,054

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Asset Manager 20%	(75,348,017)	(93,793,225)	(169,141,242)
Fidelity Asset Manager 30%	(26,816,217)	(48,324,570)	(75,140,787)
Fidelity Asset Manager 40%	(38,616,887)	(23,910,198)	(62,527,085)
Fidelity Asset Manager 50%	(52,999,817)	-	(52,999,817)
Fidelity Asset Manager 60%	(22,795,001)	(19,142,519)	(41,937,520)
Fidelity Asset Manager 85%	(32,741,746)	(14,176,797)	46,918,543)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2022 to September 30 2023. Loss deferrals were as follows:

Capital losses ($)
Fidelity Asset Manager 70%	(14,989,821)

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	387,003,862	527,400,667
Fidelity Asset Manager 30%	141,412,078	203,239,443
Fidelity Asset Manager 40%	162,921,041	168,779,527
Fidelity Asset Manager 50%	606,194,359	858,904,212
Fidelity Asset Manager 60%	360,960,996	296,749,510
Fidelity Asset Manager 70%	529,814,652	538,565,887
Fidelity Asset Manager 85%	399,030,449	199,872,223

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Effective March 1, 2024, each Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Asset Manager 20%
Class A	0.54
Class M	0.54
Class C	0.54
Asset Manager 20%	0.48
Class I	0.52
Class Z	0.45
Fidelity Asset Manager 30%
Class A	0.54
Class M	0.54
Class C	0.55
Asset Manager 30%	0.49
Class I	0.55
Class Z	0.46
Fidelity Asset Manager 40%
Class A	0.55
Class M	0.54
Class C	0.56
Asset Manager 40%	0.50
Class I	0.54
Class Z	0.46
Fidelity Asset Manager 50%
Class A	0.62
Class M	0.61
Class C	0.62
Asset Manager 50%	0.58
Class I	0.60
Class Z	0.50
Fidelity Asset Manager 60%
Class A	0.70
Class M	0.69
Class C	0.72
Asset Manager 60%	0.64
Class I	0.70
Class Z	0.57
Fidelity Asset Manager 70%
Class A	0.68
Class M	0.67
Class C	0.69
Asset Manager 70%	0.64
Class I	0.66
Class Z	0.56
Fidelity Asset Manager 85%
Class A	0.68
Class M	0.68
Class C	0.70
Asset Manager 85%	0.66
Class I	0.68
Class Z	0.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Asset Manager 20%
Class A	.51
Class M	.51
Class C	.51
Asset Manager 20%	.48
Class I	.51
Class Z	.45
Fidelity Asset Manager 30%
Class A	.52
Class M	.52
Class C	.52
Asset Manager 30%	.49
Class I	.52
Class Z	.46
Fidelity Asset Manager 40%
Class A	.52
Class M	.52
Class C	.52
Asset Manager 40%	.50
Class I	.52
Class Z	.46
Fidelity Asset Manager 50%
Class A	.58
Class M	.58
Class C	.58
Asset Manager 50%	.54
Class I	.58
Class Z	.46
Fidelity Asset Manager 60%
Class A	.68
Class M	.68
Class C	.68
Asset Manager 60%	.64
Class I	.68
Class Z	.56
Fidelity Asset Manager 70%
Class A	.67
Class M	.67
Class C	.67
Asset Manager 70%	.64
Class I	.66
Class Z	.56
Fidelity Asset Manager 85%
Class A	.68
Class M	.68
Class C	.68
Asset Manager 85%	.64
Class I	.68
Class Z	.56

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate was applied to each Fund's average net assets. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, each Fund's total annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate %	Group Rate %	Total %
Fidelity Asset Manager 20%	.30	0.10	.40
Fidelity Asset Manager 30%	.30	0.10	.40
Fidelity Asset Manager 40%	.30	0.10	.40
Fidelity Asset Manager 50%	.25	0.22	.47
Fidelity Asset Manager 60%	.30	0.22	.52
Fidelity Asset Manager 70%	.30	0.22	.52
Fidelity Asset Manager 85%	.30	0.22	.52

Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Asset Manager 20%
Class A	- %	.25%	66,655	18
Class M	.25%	.25%	71,252	-
Class C	.75%	.25%	76,451	8,641
			214,358	8,659
Fidelity Asset Manager 30%
Class A	- %	.25%	88,272	717
Class M	.25%	.25%	54,420	-
Class C	.75%	.25%	100,868	5,366
			243,560	6,083
Fidelity Asset Manager 40%
Class A	- %	.25%	92,275	309
Class M	.25%	.25%	34,296	-
Class C	.75%	.25%	89,639	9,426
			216,210	9,735
Fidelity Asset Manager 50%
Class A	- %	.25%	152,931	1,824
Class M	.25%	.25%	124,938	-
Class C	.75%	.25%	138,599	14,485
			416,468	16,309
Fidelity Asset Manager 60%
Class A	- %	.25%	199,241	2,107
Class M	.25%	.25%	120,178	-
Class C	.75%	.25%	156,847	15,671
			476,266	17,778
Fidelity Asset Manager 70%
Class A	- %	.25%	272,708	-
Class M	.25%	.25%	178,800	-
Class C	.75%	.25%	158,352	23,967
			609,860	23,967
Fidelity Asset Manager 85%
Class A	- %	.25%	279,459	1,032
Class M	.25%	.25%	121,804	-
Class C	.75%	.25%	208,931	37,340
			610,194	38,372

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Asset Manager 20%
Class A	4,862
Class M	1,330
Class C A	603
6,795
Fidelity Asset Manager 30%
Class A	7,273
Class M	583
Class C A	107
7,963
Fidelity Asset Manager 40%
Class A	5,047
Class M	403
Class C A	18
5,468
Fidelity Asset Manager 50%
Class A	12,194
Class M	1,775
Class C A	100
14,069
Fidelity Asset Manager 60%
Class A	20,109
Class M	2,238
Class C A	191
22,538
Fidelity Asset Manager 70%
Class A	44,379
Class M	3,723
Class C A	250
48,352
Fidelity Asset Manager 85%
Class A	101,048
Class M	3,200
Class C A	561
104,809

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Fidelity Asset Manager 20%
Class A	.1443
Class M	.1387
Class C	.1413
Asset Manager 20%	.0850
Class I	.1201

Fidelity Asset Manager 30%
Class A	.1282
Class M	.1304
Class C	.1410
Asset Manager 30%	.0832
Class I	.1407

Fidelity Asset Manager 40%
Class A	.1362
Class M	.1276
Class C	.1468
Asset Manager 40%	.0858
Class I	.1323

Fidelity Asset Manager 50%
Class A	.1650
Class M	.1550
Class C	.1662
Asset Manager 50%	.1188
Class I	.1436

Fidelity Asset Manager 60%
Class A	.1777
Class M	.1669
Class C	.1903
Asset Manager 60%	.1180
Class I	.1736

Fidelity Asset Manager 70%
Class A	.1618
Class M	.1572
Class C	.1711
Asset Manager 70%	.1210
Class I	.1448

Fidelity Asset Manager 85%
Class A	.1671
Class M	.1653
Class C	.1798
Asset Manager 85%	.1389
Class I	.1598

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets.

For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:
	Amount ($)	% of Class-Level Average Net Assets
Fidelity Asset Manager 20%
Class A	31,903.14
Class M	16,368.14
Class C	9,099.14
Asset Manager 20%	1,181,085.09
Class I	10,210.13
Class Z	396,560.05
	1,645,225
Fidelity Asset Manager 30%
Class A	37,456.13
Class M	11,680.13
Class C	11,955.14
Asset Manager 30%	490,071.08
Class I	11,719.14
Class Z	97,938.05
	660,819
Fidelity Asset Manager 40%
Class A	41,571.14
Class M	7,026.12
Class C	10,973.15
Asset Manager 40%	521,741.09
Class I	20,440.13
Class Z	116,750.05
	718,501
Fidelity Asset Manager 50%
Class A	83,239.16
Class M	31,976.16
Class C	19,417.17
Asset Manager 50%	3,523,312.12
Class I	32,410.14
Class Z	340,098.04
	4,030,452
Fidelity Asset Manager 60%
Class A	117,524.18
Class M	33,183.17
Class C	24,652.19
Asset Manager 60%	1,037,228.12
Class I	77,482.18
Class Z	252,573.04
	1,542,642
Fidelity Asset Manager 70%
Class A	145,911.16
Class M	46,360.16
Class C	22,535.17
Asset Manager 70%	1,971,602.12
Class I	30,739.15
Class Z	355,952.04
	2,573,099
Fidelity Asset Manager 85%
Class A	153,935.17
Class M	33,376.17
Class C	31,081.18
Asset Manager 85%	1,184,586.14
Class I	40,445.16
Class Z	236,510.04
	1,679,933

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Asset Manager 20%	.0216
Fidelity Asset Manager 30%	.0327
Fidelity Asset Manager 40%	.0326
Fidelity Asset Manager 50%	.0154
Fidelity Asset Manager 60%	.0320
Fidelity Asset Manager 70%	.0212
Fidelity Asset Manager 85%	.0248

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month.

For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Asset Manager 20%	.02
Fidelity Asset Manager 30%	.03
Fidelity Asset Manager 40%	.03
Fidelity Asset Manager 50%	.02
Fidelity Asset Manager 60%	.03
Fidelity Asset Manager 70%	.02
Fidelity Asset Manager 85%	.03

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Asset Manager 20%	7,029
Fidelity Asset Manager 30%	2,662
Fidelity Asset Manager 40%	2,845
Fidelity Asset Manager 50%	12,263
Fidelity Asset Manager 60%	5,125
Fidelity Asset Manager 70%	8,277
Fidelity Asset Manager 85%	4,910

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Asset Manager 20%	575	-	-
Fidelity Asset Manager 30%	180	-	-
Fidelity Asset Manager 40%	213	-	-
Fidelity Asset Manager 50%	850	-	-
Fidelity Asset Manager 60%	497	-	-
Fidelity Asset Manager 70%	1,289	-	-
Fidelity Asset Manager 85%	945	-	-

9. Expense Reductions.
Effective November 1, 2023, the investment adviser has contractually agreed to waive each Fund's management fee with respect to the portion of the Fund's assets invested in certain affiliated ETFs. This waiver cannot be removed or modified without the approval of the Board. During the period this waiver reduced each applicable Fund's management fee as follows:

Waiver ($)
Fidelity Asset Manager 20%	12,935
Fidelity Asset Manager 30%	4,867
Fidelity Asset Manager 40%	5,240
Fidelity Asset Manager 50%	22,832
Fidelity Asset Manager 60%	9,445
Fidelity Asset Manager 70%	15,542
Fidelity Asset Manager 85%	9,044

Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits ($)	Transfer Agent credits ($)
Fidelity Asset Manager 20%
Class M	-	49
Fidelity Asset Manager 30%	12	-
Class M	-	11
Fidelity Asset Manager 40%	19	-
Class M	-	4
Fidelity Asset Manager 50%	-	-
Class M	-	9
Fidelity Asset Manager 60%	63	-
Fidelity Asset Manager 70%	34	-

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of class-level operating expenses as follows:

Fund-Level Amount ($)
Fidelity Asset Manager 20%	181,295
Fidelity Asset Manager 30%	68,402
Fidelity Asset Manager 40%	73,399
Fidelity Asset Manager 50%	595,729
Fidelity Asset Manager 60%	249,372
Fidelity Asset Manager 70%	403,825
Fidelity Asset Manager 85%	239,480

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2024	Year ended September 30, 2023
Fidelity Asset Manager 20%
Distributions to shareholders
Class A	$861,900	$2,872,185
Class M	426,943	1,348,563
Class C	194,215	835,007
Asset Manager 20%	58,996,183	195,919,341
Class I	342,136	1,439,959
Class Z	33,864,977	96,155,136
Total	$94,686,354	$298,570,191
Fidelity Asset Manager 30%
Distributions to shareholders
Class A	$ 1,031,711	$ 3,712,002
Class M	288,929	1,115,340
Class C	224,824	1,057,329
Asset Manager 30%	22,859,119	87,216,487
Class I	326,816	1,456,615
Class Z	7,630,141	23,831,002
Total	$32,361,540	$118,388,775
Fidelity Asset Manager 40%
Distributions to shareholders
Class A	$ 986,924	$ 4,061,015
Class M	166,030	717,718
Class C	174,399	952,604
Asset Manager 40%	21,812,653	91,378,261
Class I	547,924	2,096,562
Class Z	8,533,679	32,265,725
Total	$32,221,609	$131,471,885
Fidelity Asset Manager 50%
Distributions to shareholders
Class A	$ 1,433,885	$ 7,725,964
Class M	524,606	3,172,590
Class C	230,742	1,858,800
Asset Manager 50%	94,040,588	498,002,312
Class I	714,897	3,864,843
Class Z	26,427,029	125,048,165
Total	$123,371,747	$639,672,674
Fidelity Asset Manager 60%
Distributions to shareholders
Class A	$ 2,652,010	$ 5,829,870
Class M	690,690	1,719,076
Class C	266,846	1,017,325
Asset Manager 60%	41,191,825	86,418,079
Class I	2,013,085	4,209,470
Class Z	29,814,414	57,000,860
Total	$76,628,870	$156,194,680
Fidelity Asset Manager 70%
Distributions to shareholders
Class A	$ 3,188,852	$ 11,630,377
Class M	877,257	3,792,389
Class C	210,030	1,619,138
Asset Manager 70%	68,070,748	232,428,831
Class I	881,622	2,972,044
Class Z	38,968,904	117,108,771
Total	$112,197,413	$369,551,550
Fidelity Asset Manager 85%
Distributions to shareholders
Class A	$ 2,494,828	$ 8,386,555
Class M	423,417	1,930,817
Class C	164,582	1,489,984
Asset Manager 85%	27,538,017	87,417,456
Class I	818,202	2,665,270
Class Z	19,951,272	57,534,110
Total	$51,390,318	$159,424,192

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2024	Year ended September 30, 2023	Six months ended March 31, 2024	Year ended September 30, 2023
Fidelity Asset Manager 20%
Class A
Shares sold	329,400	747,930	$4,274,805	$9,713,539
Reinvestment of distributions	64,198	217,307	837,304	2,784,288
Shares redeemed	(608,703)	(1,221,697)	(7,969,184)	(15,835,637)
Net increase (decrease)	(215,105)	(256,460)	$(2,857,075)	$(3,337,810)
Class M
Shares sold	80,616	308,015	$1,064,877	$3,986,588
Reinvestment of distributions	32,578	104,944	423,917	1,340,835
Shares redeemed	(219,008)	(309,409)	(2,852,210)	(4,003,754)
Net increase (decrease)	(105,814)	103,550	$(1,363,416)	$1,323,669
Class C
Shares sold	58,929	209,118	$769,014	$2,688,974
Reinvestment of distributions	14,901	65,337	192,166	827,517
Shares redeemed	(361,143)	(498,144)	(4,675,291)	(6,386,213)
Net increase (decrease)	(287,313)	(223,689)	$(3,714,111)	$(2,869,722)
Asset Manager 20%
Shares sold	5,794,077	13,116,861	$75,570,419	$170,315,586
Reinvestment of distributions	4,242,947	14,397,795	55,448,095	184,830,124
Shares redeemed	(27,032,591)	(56,301,179)	(352,505,263)	(731,267,083)
Net increase (decrease)	(16,995,567)	(28,786,523)	$(221,486,749)	$(376,121,373)
Class I
Shares sold	319,609	751,231	$4,151,515	$9,753,797
Reinvestment of distributions	24,667	106,997	322,267	1,373,332
Shares redeemed	(536,584)	(1,432,497)	(6,935,406)	(18,650,066)
Net increase (decrease)	(192,308)	(574,269)	$(2,461,624)	$(7,522,937)
Class Z
Shares sold	22,882,264	41,778,309	$301,970,577	$542,899,885
Reinvestment of distributions	2,583,491	7,479,736	33,785,342	95,991,524
Shares redeemed	(20,498,842)	(30,676,184)	(270,365,214)	(398,877,154)
Net increase (decrease)	4,966,913	18,581,861	$65,390,705	$240,014,255
Fidelity Asset Manager 30%
Class A
Shares sold	348,926	803,385	$3,952,638	$8,869,002
Reinvestment of distributions	90,812	335,928	1,020,603	3,652,477
Shares redeemed	(619,276)	(1,377,556)	(6,942,971)	(15,252,349)
Net increase (decrease)	(179,538)	(238,243)	$(1,969,730)	$(2,730,870)
Class M
Shares sold	214,183	267,816	$2,438,342	$2,968,427
Reinvestment of distributions	25,729	102,780	288,567	1,114,632
Shares redeemed	(227,257)	(479,687)	(2,529,494)	(5,308,302)
Net increase (decrease)	12,655	(109,091)	$197,415	$(1,225,243)
Class C
Shares sold	98,481	198,376	$1,090,506	$2,154,101
Reinvestment of distributions	20,271	98,581	224,795	1,057,182
Shares redeemed	(352,397)	(644,843)	(3,922,847)	(7,047,003)
Net increase (decrease)	(233,645)	(347,886)	$(2,607,546)	$(3,835,720)
Asset Manager 30%
Shares sold	3,528,068	8,152,829	$39,734,797	$90,263,762
Reinvestment of distributions	1,882,623	7,493,533	21,135,771	81,428,212
Shares redeemed	(16,468,690)	(35,306,472)	(184,595,619)	(390,638,128)
Net increase (decrease)	(11,057,999)	(19,660,110)	$(123,725,051)	$(218,946,154)
Class I
Shares sold	196,172	2,583,395	$2,219,299	$28,952,448
Reinvestment of distributions	27,920	128,358	312,687	1,394,770
Shares redeemed	(848,581)	(3,249,621)	(9,288,657)	(36,009,329)
Net increase (decrease)	(624,489)	(537,868)	$(6,756,671)	$(5,662,111)
Class Z
Shares sold	8,043,052	7,577,570	$91,936,314	$83,915,317
Reinvestment of distributions	674,781	2,183,026	7,588,780	23,736,270
Shares redeemed	(3,471,054)	(6,721,782)	(38,921,969)	(74,526,754)
Net increase (decrease)	5,246,779	3,038,814	$60,603,125	$33,124,833
Fidelity Asset Manager 40%
Class A
Shares sold	538,503	884,362	$6,578,660	$10,483,915
Reinvestment of distributions	81,965	352,160	985,449	4,057,526
Shares redeemed	(516,690)	(1,329,805)	(6,246,531)	(15,729,162)
Net increase (decrease)	103,778	(93,283)	$1,317,578	$(1,187,721)
Class M
Shares sold	78,744	159,494	$949,317	$1,897,889
Reinvestment of distributions	13,679	61,249	164,420	704,834
Shares redeemed	(83,421)	(168,980)	(1,008,710)	(2,003,338)
Net increase (decrease)	9,002	51,763	$105,027	$599,385
Class C
Shares sold	115,372	224,416	$1,401,268	$2,650,340
Reinvestment of distributions	14,484	82,940	173,745	949,184
Shares redeemed	(194,273)	(501,532)	(2,336,437)	(5,901,268)
Net increase (decrease)	(64,417)	(194,176)	$(761,424)	$(2,301,744)
Asset Manager 40%
Shares sold	8,275,275	11,052,633	$101,620,400	$131,183,147
Reinvestment of distributions	1,665,331	7,318,660	19,968,539	84,284,822
Shares redeemed	(13,887,886)	(27,887,233)	(168,609,324)	(329,996,011)
Net increase (decrease)	(3,947,280)	(9,515,940)	$(47,020,385)	$(114,528,042)
Class I
Shares sold	350,292	853,834	$4,238,030	$10,102,646
Reinvestment of distributions	37,354	153,641	448,514	1,770,765
Shares redeemed	(523,297)	(867,039)	(6,332,917)	(10,244,014)
Net increase (decrease)	(135,651)	140,436	$(1,646,373)	$1,629,397
Class Z
Shares sold	5,208,869	6,284,539	$64,368,473	$73,845,714
Reinvestment of distributions	709,261	2,795,482	8,511,364	32,210,077
Shares redeemed	(3,479,971)	(7,148,927)	(41,953,095)	(84,864,379)
Net increase (decrease)	2,438,159	1,931,094	$30,926,742	$21,191,412
Fidelity Asset Manager 50%
Class A
Shares sold	383,799	968,649	$7,335,352	$17,835,233
Reinvestment of distributions	74,117	421,565	1,396,805	7,504,919
Shares redeemed	(514,709)	(1,202,574)	(9,782,147)	(22,213,419)
Net increase (decrease)	(56,793)	187,640	$(1,049,990)	$3,126,733
Class M
Shares sold	166,419	265,642	$3,181,755	$4,885,043
Reinvestment of distributions	27,814	178,242	524,170	3,168,893
Shares redeemed	(261,219)	(481,078)	(4,968,814)	(8,894,168)
Net increase (decrease)	(66,986)	(37,194)	$(1,262,889)	$(840,232)
Class C
Shares sold	133,113	297,400	$2,499,104	$5,471,240
Reinvestment of distributions	12,284	104,429	229,309	1,836,994
Shares redeemed	(468,030)	(541,145)	(8,648,157)	(9,877,578)
Net increase (decrease)	(322,633)	(139,316)	$(5,919,744)	$(2,569,344)
Asset Manager 50%
Shares sold	6,577,642	15,925,415	$126,954,236	$296,093,223
Reinvestment of distributions	4,655,481	26,236,917	88,029,681	469,456,625
Shares redeemed	(32,134,630)	(58,256,227)	(616,328,054)	(1,080,821,978)
Net increase (decrease)	(20,901,507)	(16,093,895)	$(401,344,137)	$(315,272,130)
Class I
Shares sold	429,975	489,704	$8,208,370	$9,044,818
Reinvestment of distributions	34,466	200,468	651,024	3,577,872
Shares redeemed	(386,253)	(1,278,236)	(7,389,756)	(23,632,045)
Net increase (decrease)	78,188	(588,064)	$1,469,638	$(11,009,355)
Class Z
Shares sold	8,791,452	14,377,254	$170,557,241	$265,269,375
Reinvestment of distributions	1,399,416	7,003,999	26,401,736	124,981,916
Shares redeemed	(7,533,406)	(14,076,380)	(145,033,208)	(259,748,929)
Net increase (decrease)	2,657,462	7,304,873	$51,925,769	$130,502,362
Fidelity Asset Manager 60%
Class A
Shares sold	858,929	1,291,616	$12,302,918	$17,577,208
Reinvestment of distributions	179,359	442,750	2,611,472	5,742,465
Shares redeemed	(985,797)	(1,607,777)	(14,115,817)	(21,900,881)
Net increase (decrease)	52,491	126,589	$798,573	$1,418,792
Class M
Shares sold	92,190	183,978	$1,317,433	$2,468,297
Reinvestment of distributions	47,309	132,108	685,506	1,705,515
Shares redeemed	(230,307)	(383,998)	(3,322,639)	(5,194,019)
Net increase (decrease)	(90,808)	(67,912)	$(1,319,700)	$(1,020,207)
Class C
Shares sold	182,886	398,666	$2,607,977	$5,301,650
Reinvestment of distributions	18,469	79,236	265,392	1,013,431
Shares redeemed	(351,244)	(759,021)	(4,946,016)	(10,054,751)
Net increase (decrease)	(149,889)	(281,119)	$(2,072,647)	$(3,739,670)
Asset Manager 60%
Shares sold	8,718,897	19,688,961	$126,025,670	$269,133,298
Reinvestment of distributions	2,580,465	6,154,563	37,778,004	80,193,953
Shares redeemed	(16,256,430)	(27,437,050)	(233,972,922)	(375,308,414)
Net increase (decrease)	(4,957,068)	(1,593,526)	$(70,169,248)	$(25,981,163)
Class I
Shares sold	614,679	936,886	$8,891,480	$12,827,045
Reinvestment of distributions	133,670	316,435	1,956,935	4,126,312
Shares redeemed	(728,225)	(1,261,060)	(10,480,462)	(17,305,847)
Net increase (decrease)	20,124	(7,739)	$367,953	$(352,490)
Class Z
Shares sold	10,291,423	8,916,420	$150,149,166	$121,471,479
Reinvestment of distributions	2,028,906	4,361,118	29,662,606	56,781,753
Shares redeemed	(5,355,926)	(11,992,984)	(76,152,854)	(163,285,078)
Net increase (decrease)	6,964,403	1,284,554	$103,658,918	$14,968,154
Fidelity Asset Manager 70%
Class A
Shares sold	465,751	1,132,350	$11,814,660	$27,070,987
Reinvestment of distributions	119,781	497,456	3,086,747	11,227,584
Shares redeemed	(535,669)	(1,090,699)	(13,547,836)	(26,022,775)
Net increase (decrease)	49,863	539,107	$1,353,571	$12,275,796
Class M
Shares sold	140,583	270,196	$3,540,960	$6,476,400
Reinvestment of distributions	33,702	166,294	869,517	3,756,587
Shares redeemed	(211,147)	(434,796)	(5,386,079)	(10,337,019)
Net increase (decrease)	(36,862)	1,694	$(975,602)	$(104,032)
Class C
Shares sold	94,043	315,611	$2,371,517	$7,566,188
Reinvestment of distributions	8,149	71,764	209,910	1,618,279
Shares redeemed	(247,811)	(366,730)	(6,212,061)	(8,731,748)
Net increase (decrease)	(145,619)	20,645	$(3,630,634)	$452,719
Asset Manager 70%
Shares sold	6,167,211	10,874,313	$157,551,849	$261,535,858
Reinvestment of distributions	2,474,885	9,702,666	63,901,522	219,377,281
Shares redeemed	(12,426,497)	(20,978,824)	(316,570,314)	(502,758,161)
Net increase (decrease)	(3,784,401)	(401,845)	$(95,116,943)	$(21,845,022)
Class I
Shares sold	376,499	512,304	$9,398,822	$12,263,683
Reinvestment of distributions	32,109	123,913	829,707	2,804,156
Shares redeemed	(289,354)	(625,523)	(7,376,106)	(15,009,057)
Net increase (decrease)	119,254	10,694	$2,852,423	$58,782
Class Z
Shares sold	6,855,731	7,207,888	$173,974,940	$171,717,576
Reinvestment of distributions	1,510,044	5,183,731	38,913,835	116,996,811
Shares redeemed	(9,684,249)	(7,234,949)	(245,710,682)	(173,217,554)
Net increase (decrease)	(1,318,474)	5,156,670	$(32,821,907)	$115,496,833
Fidelity Asset Manager 85%
Class A
Shares sold	929,288	1,680,039	$21,962,056	$36,637,506
Reinvestment of distributions	103,272	406,694	2,481,623	8,349,442
Shares redeemed	(684,948)	(1,171,777)	(16,340,969)	(25,636,095)
Net increase (decrease)	347,612	914,956	$8,102,710	$19,350,853
Class M
Shares sold	102,971	228,141	$2,402,059	$4,975,206
Reinvestment of distributions	17,720	94,377	422,978	1,924,349
Shares redeemed	(200,511)	(339,417)	(4,675,090)	(7,349,555)
Net increase (decrease)	(79,820)	(16,899)	$(1,850,053)	$(450,000)
Class C
Shares sold	169,340	374,319	$3,885,484	$8,048,298
Reinvestment of distributions	6,931	73,597	163,786	1,485,932
Shares redeemed	(231,031)	(490,917)	(5,365,349)	(10,504,586)
Net increase (decrease)	(54,760)	(43,001)	$(1,316,079)	$(970,356)
Asset Manager 85%
Shares sold	5,867,726	8,202,359	$140,329,270	$182,700,183
Reinvestment of distributions	1,063,928	4,009,724	25,874,717	83,241,869
Shares redeemed	(6,927,418)	(11,532,481)	(166,366,985)	(254,741,572)
Net increase (decrease)	4,236	679,602	$(162,998)	$11,200,480
Class I
Shares sold	283,011	823,798	$6,693,650	$18,218,557
Reinvestment of distributions	32,308	122,678	783,146	2,539,426
Shares redeemed	(336,163)	(895,092)	(7,900,792)	(19,928,329)
Net increase (decrease)	(20,844)	51,384	$(423,996)	$829,654
Class Z
Shares sold	7,202,783	8,552,138	$172,342,676	$188,206,301
Reinvestment of distributions	824,014	2,786,073	19,916,426	57,504,545
Shares redeemed	(2,407,945)	(10,847,796)	(56,686,882)	(236,555,070)
Net increase (decrease)	5,618,852	490,415	$135,572,220	$9,155,776
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares as follows:

Fund	Affiliated %
Fidelity Asset Manager 20%	36%
Fidelity Asset Manager 30%	25%
Fidelity Asset Manager 40%	26%
Fidelity Asset Manager 60%	38%
Fidelity Asset Manager 70%	31%
Fidelity Asset Manager 85%	35%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period- C October 1, 2023 to March 31, 2024
Fidelity Asset Manager® 20%
Class A **	.80%
Actual		$ 1,000	$ 1,080.50	$ 4.16
Hypothetical-B		$ 1,000	$ 1,021.00	$ 4.04
Class M	1.04%
Actual		$ 1,000	$ 1,079.40	$ 5.41
Hypothetical-B		$ 1,000	$ 1,019.80	$ 5.25
Class C	1.54%
Actual		$ 1,000	$ 1,076.40	$ 7.99
Hypothetical-B		$ 1,000	$ 1,017.30	$ 7.77
Fidelity Asset Manager® 20%	.49%
Actual		$ 1,000	$ 1,082.00	$ 2.55
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class I	.53%
Actual		$ 1,000	$ 1,082.50	$ 2.76
Hypothetical-B		$ 1,000	$ 1,022.35	$ 2.68
Class Z	.46%
Actual		$ 1,000	$ 1,082.20	$ 2.39
Hypothetical-B		$ 1,000	$ 1,022.70	$ 2.33
Fidelity Asset Manager® 30%
Class A	.80%
Actual		$ 1,000	$ 1,098.00	$ 4.20
Hypothetical-B		$ 1,000	$ 1,021.00	$ 4.04
Class M	1.06%
Actual		$ 1,000	$ 1,096.90	$ 5.56
Hypothetical-B		$ 1,000	$ 1,019.70	$ 5.35
Class C	1.56%
Actual		$ 1,000	$ 1,094.20	$ 8.17
Hypothetical-B		$ 1,000	$ 1,017.20	$ 7.87
Fidelity Asset Manager® 30%	.51%
Actual		$ 1,000	$ 1,099.80	$ 2.68
Hypothetical-B		$ 1,000	$ 1,022.45	$ 2.58
Class I **	.56%
Actual		$ 1,000	$ 1,099.10	$ 2.94
Hypothetical-B		$ 1,000	$ 1,022.20	$ 2.83
Class Z	.48%
Actual		$ 1,000	$ 1,100.00	$ 2.52
Hypothetical-B		$ 1,000	$ 1,022.60	$ 2.43
Fidelity Asset Manager® 40%
Class A	.81%
Actual		$ 1,000	$ 1,114.60	$ 4.28
Hypothetical-B		$ 1,000	$ 1,020.95	$ 4.09
Class M	1.05%
Actual		$ 1,000	$ 1,112.50	$ 5.55
Hypothetical-B		$ 1,000	$ 1,019.75	$ 5.30
Class C	1.57%
Actual		$ 1,000	$ 1,110.10	$ 8.28
Hypothetical-B		$ 1,000	$ 1,017.15	$ 7.92
Fidelity Asset Manager® 40%	.51%
Actual		$ 1,000	$ 1,115.40	$ 2.70
Hypothetical-B		$ 1,000	$ 1,022.45	$ 2.58
Class I **	.55%
Actual		$ 1,000	$ 1,116.10	$ 2.91
Hypothetical-B		$ 1,000	$ 1,022.25	$ 2.78
Class Z	.48%
Actual		$ 1,000	$ 1,115.80	$ 2.54
Hypothetical-B		$ 1,000	$ 1,022.60	$ 2.43
Fidelity Asset Manager® 50%
Class A **	.88%
Actual		$ 1,000	$ 1,129.60	$ 4.69
Hypothetical-B		$ 1,000	$ 1,020.60	$ 4.45
Class M	1.12%
Actual		$ 1,000	$ 1,128.30	$ 5.96
Hypothetical-B		$ 1,000	$ 1,019.40	$ 5.65
Class C	1.63%
Actual		$ 1,000	$ 1,125.00	$ 8.66
Hypothetical-B		$ 1,000	$ 1,016.85	$ 8.22
Fidelity Asset Manager® 50% **	.59%
Actual		$ 1,000	$ 1,131.70	$ 3.14
Hypothetical-B		$ 1,000	$ 1,022.05	$ 2.98
Class I **	.61%
Actual		$ 1,000	$ 1,131.30	$ 3.25
Hypothetical-B		$ 1,000	$ 1,021.95	$ 3.08
Class Z **	.51%
Actual		$ 1,000	$ 1,132.00	$ 2.72
Hypothetical-B		$ 1,000	$ 1,022.45	$ 2.58
Fidelity Asset Manager® 60%
Class A **	.97%
Actual		$ 1,000	$ 1,144.30	$ 5.20
Hypothetical-B		$ 1,000	$ 1,020.15	$ 4.90
Class M	1.21%
Actual		$ 1,000	$ 1,143.40	$ 6.48
Hypothetical-B		$ 1,000	$ 1,018.95	$ 6.11
Class C	1.73%
Actual		$ 1,000	$ 1,140.20	$ 9.26
Hypothetical-B		$ 1,000	$ 1,016.35	$ 8.72
Fidelity Asset Manager® 60%	.66%
Actual		$ 1,000	$ 1,146.70	$ 3.54
Hypothetical-B		$ 1,000	$ 1,021.70	$ 3.34
Class I **	.71%
Actual		$ 1,000	$ 1,146.00	$ 3.81
Hypothetical-B		$ 1,000	$ 1,021.45	$ 3.59
Class Z **	.59%
Actual		$ 1,000	$ 1,146.80	$ 3.17
Hypothetical-B		$ 1,000	$ 1,022.05	$ 2.98
Fidelity Asset Manager® 70%
Class A	.94%
Actual		$ 1,000	$ 1,159.20	$ 5.07
Hypothetical-B		$ 1,000	$ 1,020.30	$ 4.75
Class M	1.19%
Actual		$ 1,000	$ 1,157.80	$ 6.42
Hypothetical-B		$ 1,000	$ 1,019.05	$ 6.01
Class C	1.70%
Actual		$ 1,000	$ 1,154.90	$ 9.16
Hypothetical-B		$ 1,000	$ 1,016.50	$ 8.57
Fidelity Asset Manager® 70%	.65%
Actual		$ 1,000	$ 1,160.50	$ 3.51
Hypothetical-B		$ 1,000	$ 1,021.75	$ 3.29
Class I	.68%
Actual		$ 1,000	$ 1,160.60	$ 3.67
Hypothetical-B		$ 1,000	$ 1,021.60	$ 3.44
Class Z	.57%
Actual		$ 1,000	$ 1,161.20	$ 3.08
Hypothetical-B		$ 1,000	$ 1,022.15	$ 2.88
Fidelity Asset Manager® 85%
Class A	.95%
Actual		$ 1,000	$ 1,181.90	$ 5.18
Hypothetical-B		$ 1,000	$ 1,020.25	$ 4.80
Class M	1.20%
Actual		$ 1,000	$ 1,181.00	$ 6.54
Hypothetical-B		$ 1,000	$ 1,019.00	$ 6.06
Class C	1.71%
Actual		$ 1,000	$ 1,177.90	$ 9.31
Hypothetical-B		$ 1,000	$ 1,016.45	$ 8.62
Fidelity Asset Manager® 85% **	.67%
Actual		$ 1,000	$ 1,184.10	$ 3.66
Hypothetical-B		$ 1,000	$ 1,021.65	$ 3.39
Class I	.69%
Actual		$ 1,000	$ 1,184.00	$ 3.77
Hypothetical-B		$ 1,000	$ 1,021.55	$ 3.49
Class Z **	.58%
Actual		$ 1,000	$ 1,184.90	$ 3.17
Hypothetical-B		$ 1,000	$ 1,022.10	$ 2.93

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity Asset Manager® 20%
Class A	.76%
Actual		$ 3.95
Hypothetical- B		$ 3.84
Fidelity Asset Manager® 30%
Class I	.52%
Actual		$ 2.73
Hypothetical- B		$ 2.63
Fidelity Asset Manager® 40%
Class I	.52%
Actual		$ 2.75
Hypothetical- B		$ 2.63
Fidelity Asset Manager® 50%
Class A	.81%
Actual		$ 4.31
Hypothetical- B		$ 4.09
Fidelity Asset Manager® 50%	.53%
Actual		$ 2.82
Hypothetical- B		$ 2.68
Class I	.56%
Actual		$ 2.98
Hypothetical- B		$ 2.83
Class Z	.45%
Actual		$ 2.40
Hypothetical- B		$ 2.28
Fidelity Asset Manager® 60%
Class A	.92%
Actual		$ 4.93
Hypothetical- B		$ 4.65
Class I	.67%
Actual		$ 3.59
Hypothetical- B		$ 3.39
Class Z	.55%
Actual		$ 2.95
Hypothetical- B		$ 2.78

Fidelity Asset Manager® 85%
Fidelity Asset Manager® 85%	.63%
Actual		$ 3.44
Hypothetical- B		$ 3.18
Class Z	.55%
Actual		$ 3.00
Hypothetical- B		$ 2.78

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for each fund, including each fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) , and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the funds' Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of each fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, each fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of each fund would be no higher than the sum of (i) the lowest contractual management fee under each fund's existing management contract, which is the individual fund fee, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the "Unified Fee Cap"). The Board noted that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fees previously authorized to be charged for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of each fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of a fund's assets.
The Board considered that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to a Unified Fee, including each fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder, as well as Board, approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not each fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of each fund's assets or the day-to-day management of each fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of each fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to each fund by FMR and its affiliates.
In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each fund's management fee structure is fair and reasonable, and that the funds' Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	20,490,883,158.99	95.36
Withheld	997,950,021.08	4.64
TOTAL	21,488,833,180.07	100.00
Jennifer Toolin McAuliffe
Affirmative	20,474,048,289.39	95.28
Withheld	1,014,784,890.68	4.72
TOTAL	21,488,833,180.07	100.00
Christine J. Thompson
Affirmative	20,499,307,535.14	95.40
Withheld	989,525,644.93	4.60
TOTAL	21,488,833,180.07	100.00
Elizabeth S. Acton
Affirmative	20,434,203,160.17	95.09
Withheld	1,054,630,019.90	4.91
TOTAL	21,488,833,180.07	100.00
Laura M. Bishop
Affirmative	20,462,855,203.38	95.23
Withheld	1,025,977,976.69	4.77
TOTAL	21,488,833,180.07	100.00
Ann E. Dunwoody
Affirmative	20,428,077,463.69	95.06
Withheld	1,060,755,716.38	4.94
TOTAL	21,488,833,180.07	100.00
John Engler
Affirmative	20,322,992,779.98	94.57
Withheld	1,165,840,400.09	5.43
TOTAL	21,488,833,180.07	100.00
Robert F. Gartland
Affirmative	20,393,447,091.93	94.90
Withheld	1,095,386,088.14	5.10
TOTAL	21,488,833,180.07	100.00
Robert W. Helm
Affirmative	20,453,072,361.18	95.18
Withheld	1,035,760,818.89	4.82
TOTAL	21,488,833,180.07	100.00
Arthur E. Johnson
Affirmative	20,355,677,841.86	94.73
Withheld	1,133,155,338.21	5.27
TOTAL	21,488,833,180.07	100.00
Michael E. Kenneally
Affirmative	20,412,735,935.49	94.99
Withheld	1,076,097,244.58	5.01
TOTAL	21,488,833,180.07	100.00
Mark A. Murray
Affirmative	20,431,159,374.63	95.08
Withheld	1,057,673,805.44	4.92
TOTAL	21,488,833,180.07	100.00
Carol J. Zierhoffer
Affirmative	20,496,998,425.10	95.38
Withheld	991,834,754.97	4.62
TOTAL	21,488,833,180.07	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.878280.116
AR-SANN-0524
Moderate with Income Allocation Fund
Balanced Allocation Fund
Growth Allocation Fund
Aggressive Growth Allocation Fund

Semi-Annual Report
March 31, 2024

Contents

Moderate with Income Allocation Fund
Investment Summary
Schedule of Investments
Financial Statements
Balanced Allocation Fund
Investment Summary
Schedule of Investments
Financial Statements
Growth Allocation Fund
Investment Summary
Schedule of Investments
Financial Statements
Aggressive Growth Allocation Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program
Proxy Voting Results

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Moderate with Income Allocation Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity U.S. Bond Index Fund	50.0
Fidelity Total Market Index Fund	21.1
Fidelity Short-Term Bond Index Fund	19.9
Fidelity Total International Index Fund	9.0
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Moderate with Income Allocation Fund
Schedule of Investments March 31, 2024 (Unaudited) Showing Percentage of Net Assets
Domestic Equity Funds - 21.1%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $43,581)	379	55,017

International Equity Funds - 9.0%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $21,811)	1,722	23,607

Bond Funds - 69.9%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a)	5,353	52,134
Fidelity U.S. Bond Index Fund (a)	12,730	130,738
TOTAL BOND FUNDS (Cost $188,782)		182,872

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $254,174)	261,496
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2)
NET ASSETS - 100.0%	261,494

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Short-Term Bond Index Fund	43,933	11,064	3,994	480	(24)	1,155	52,134
Fidelity Total International Index Fund	19,483	4,168	2,484	599	(76)	2,516	23,607
Fidelity Total Market Index Fund	45,508	8,100	8,913	636	151	10,171	55,017
Fidelity U.S. Bond Index Fund	109,509	24,918	8,357	1,952	(656)	5,324	130,738
	218,433	48,250	23,748	3,667	(605)	19,166	261,496

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	55,017	55,017	-	-

International Equity Funds	23,607	23,607	-	-

Bond Funds	182,872	182,872	-	-
Total Investments in Securities:	261,496	261,496	-	-
Moderate with Income Allocation Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $254,174)	$261,496

Total Investment in Securities (cost $254,174)		$261,496
Receivable for investments sold		1,340
Total assets		262,836
Liabilities
Payable for investments purchased	$1,339
Other payables and accrued expenses	3
Total liabilities		1,342
Net Assets		$261,494
Net Assets consist of:
Paid in capital		$257,481
Total accumulated earnings (loss)		4,013
Net Assets		$261,494
Net Asset Value, offering price and redemption price per share ($261,494 ÷ 27,043 shares)		$9.67
Statement of Operations
		Six months ended March 31, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,667
Expenses
Management fee	$121
Total expenses before reductions	121
Expense reductions	(121)
Net Investment income (loss)		3,667
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(605)
Total net realized gain (loss)		(605)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	19,166
Total change in net unrealized appreciation (depreciation)		19,166
Net gain (loss)		18,561
Net increase (decrease) in net assets resulting from operations		$22,228
Statement of Changes in Net Assets

	Six months ended March 31, 2024 (Unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,667	$4,423
Net realized gain (loss)	(605)	(2,793)
Change in net unrealized appreciation (depreciation)	19,166	9,604
Net increase (decrease) in net assets resulting from operations	22,228	11,234
Distributions to shareholders	(3,548)	(4,231)

Share transactions
Proceeds from sales of shares	36,895	97,410
Reinvestment of distributions	3,548	4,231
Cost of shares redeemed	(16,056)	(48,089)

Net increase (decrease) in net assets resulting from share transactions	24,387	53,552
Total increase (decrease) in net assets	43,067	60,555

Net Assets
Beginning of period	218,427	157,872
End of period	$261,494	$218,427

Other Information
Shares
Sold	3,991	10,755
Issued in reinvestment of distributions	378	472
Redeemed	(1,747)	(5,260)
Net increase (decrease)	2,622	5,967

Financial Highlights
Moderate with Income Allocation Fund

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.94	$8.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.20	.08
Net realized and unrealized gain (loss)	.73	.39	(1.47)
Total from investment operations	.87	.59	(1.39)
Distributions from net investment income	(.14)	(.20)	(.06)
Total distributions	(.14)	(.20)	(.06)
Net asset value, end of period	$9.67	$8.94	$8.55
Total Return D,E	9.78%	6.90%	(13.93)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H	.11%	.10% H
Expenses net of fee waivers, if any	- % H	-%	-% H
Expenses net of all reductions	-% H	-%	-% H
Net investment income (loss)	3.04% H	2.21%	1.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$261	$218	$158
Portfolio turnover rate I	20 % H	19%	11% H

AFor the period February 9, 2022 (commencement of operations) through September 30, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Balanced Allocation Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity U.S. Bond Index Fund	40.0
Fidelity Total Market Index Fund	35.0
Fidelity Total International Index Fund	15.0
Fidelity Short-Term Bond Index Fund	10.0
100.0

Asset Allocation (% of Fund's net assets)

Balanced Allocation Fund
Schedule of Investments March 31, 2024 (Unaudited) Showing Percentage of Net Assets
Domestic Equity Funds - 35.0%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $180,978)	1,518	220,027

International Equity Funds - 15.0%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $86,793)	6,878	94,292

Bond Funds - 50.0%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a)	6,412	62,452
Fidelity U.S. Bond Index Fund (a)	24,454	251,141
TOTAL BOND FUNDS (Cost $321,239)		313,593

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $589,010)	627,912
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	627,912

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Short-Term Bond Index Fund	44,406	21,290	4,423	518	-	1,179	62,452
Fidelity Total International Index Fund	65,563	26,661	7,136	2,110	(393)	9,598	94,293
Fidelity Total Market Index Fund	153,027	55,475	26,360	2,242	501	37,384	220,027
Fidelity U.S. Bond Index Fund	176,761	81,935	15,503	3,403	(129)	8,076	251,140
	439,757	185,361	53,422	8,273	(21)	56,237	627,912

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	220,027	220,027	-	-

International Equity Funds	94,292	94,292	-	-

Bond Funds	313,593	313,593	-	-
Total Investments in Securities:	627,912	627,912	-	-
Balanced Allocation Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $589,010)	$627,912

Total Investment in Securities (cost $589,010)		$627,912
Receivable for investments sold		3,700
Receivable for fund shares sold		13
Total assets		631,625
Liabilities
Payable for investments purchased	$3,713
Total liabilities		3,713
Net Assets		$627,912
Net Assets consist of:
Paid in capital		$591,068
Total accumulated earnings (loss)		36,844
Net Assets		$627,912
Net Asset Value, offering price and redemption price per share ($627,912 ÷ 62,872 shares)		$9.99
Statement of Operations
		Six months ended March 31, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$8,273
Expenses
Management fee	$263
Independent trustees' fees and expenses	1
Total expenses before reductions	264
Expense reductions	(263)
Total expenses after reductions		1
Net Investment income (loss)		8,272
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(21)
Total net realized gain (loss)		(21)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	56,237
Total change in net unrealized appreciation (depreciation)		56,237
Net gain (loss)		56,216
Net increase (decrease) in net assets resulting from operations		$64,488
Statement of Changes in Net Assets

	Six months ended March 31, 2024 (Unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,272	$7,154
Net realized gain (loss)	(21)	(3,399)
Change in net unrealized appreciation (depreciation)	56,237	23,600
Net increase (decrease) in net assets resulting from operations	64,488	27,355
Distributions to shareholders	(7,753)	(6,373)

Share transactions
Proceeds from sales of shares	159,345	260,248
Reinvestment of distributions	7,753	6,373
Cost of shares redeemed	(35,653)	(100,294)

Net increase (decrease) in net assets resulting from share transactions	131,445	166,327
Total increase (decrease) in net assets	188,180	187,309

Net Assets
Beginning of period	439,732	252,423
End of period	$627,912	$439,732

Other Information
Shares
Sold	16,774	28,900
Issued in reinvestment of distributions	817	726
Redeemed	(3,664)	(11,125)
Net increase (decrease)	13,927	18,501

Financial Highlights
Balanced Allocation Fund

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.98	$8.29	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15	.18	.06
Net realized and unrealized gain (loss)	1.01	.69	(1.74)
Total from investment operations	1.16	.87	(1.68)
Distributions from net investment income	(.15)	(.18)	(.03)
Total distributions	(.15)	(.18)	(.03)
Net asset value, end of period	$9.99	$8.98	$8.29
Total Return D,E	13.00%	10.62%	(16.81)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H	.11%	.10% H
Expenses net of fee waivers, if any	- % H,I	-%	-% H
Expenses net of all reductions	-% H,I	-%	-% H
Net investment income (loss)	3.15% H	2.05%	1.07% H
Supplemental Data
Net assets, end of period (000 omitted)	$628	$440	$252
Portfolio turnover rate J	20 % H	21%	12% H

AFor the period February 9, 2022 (commencement of operations) through September 30, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount represents less than .005%.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Growth Allocation Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Total Market Index Fund	49.1
Fidelity U.S. Bond Index Fund	25.0
Fidelity Total International Index Fund	21.0
Fidelity Short-Term Bond Index Fund	4.9
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Growth Allocation Fund
Schedule of Investments March 31, 2024 (Unaudited) Showing Percentage of Net Assets
Domestic Equity Funds - 49.1%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $364,638)	3,023	438,343

International Equity Funds - 21.0%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $173,182)	13,695	187,752

Bond Funds - 29.9%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a)	4,541	44,230
Fidelity U.S. Bond Index Fund (a)	21,740	223,272
TOTAL BOND FUNDS (Cost $274,119)		267,502

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $811,939)	893,597
NET OTHER ASSETS (LIABILITIES) - 0.0%	3
NET ASSETS - 100.0%	893,600

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Short-Term Bond Index Fund	27,290	17,698	1,506	342	(6)	754	44,230
Fidelity Total International Index Fund	113,293	62,581	4,483	3,906	16	16,345	187,752
Fidelity Total Market Index Fund	263,577	131,157	25,514	4,156	1,181	67,942	438,343
Fidelity U.S. Bond Index Fund	135,819	87,674	6,379	2,813	(1)	6,159	223,272
	539,979	299,110	37,882	11,217	1,190	91,200	893,597

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	438,343	438,343	-	-

International Equity Funds	187,752	187,752	-	-

Bond Funds	267,502	267,502	-	-
Total Investments in Securities:	893,597	893,597	-	-
Growth Allocation Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $811,939)	$893,597

Total Investment in Securities (cost $811,939)		$893,597
Receivable for investments sold		2,182
Receivable for fund shares sold		2,534
Total assets		898,313
Liabilities
Payable for investments purchased	$4,713
Total liabilities		4,713
Net Assets		$893,600
Net Assets consist of:
Paid in capital		$817,377
Total accumulated earnings (loss)		76,223
Net Assets		$893,600
Net Asset Value, offering price and redemption price per share ($893,600 ÷ 86,209 shares)		$10.37
Statement of Operations
		Six months ended March 31, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$11,217
Expenses
Management fee	$349
Independent trustees' fees and expenses	1
Total expenses before reductions	350
Expense reductions	(349)
Total expenses after reductions		1
Net Investment income (loss)		11,216
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,190
Total net realized gain (loss)		1,190
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	91,200
Total change in net unrealized appreciation (depreciation)		91,200
Net gain (loss)		92,390
Net increase (decrease) in net assets resulting from operations		$103,606
Statement of Changes in Net Assets

	Six months ended March 31, 2024 (Unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,216	$9,156
Net realized gain (loss)	1,190	(1,899)
Change in net unrealized appreciation (depreciation)	91,200	47,505
Net increase (decrease) in net assets resulting from operations	103,606	54,762
Distributions to shareholders	(12,595)	(7,126)

Share transactions
Proceeds from sales of shares	269,565	257,090
Reinvestment of distributions	12,595	7,126
Cost of shares redeemed	(19,525)	(111,845)

Net increase (decrease) in net assets resulting from share transactions	262,635	152,371
Total increase (decrease) in net assets	353,646	200,007

Net Assets
Beginning of period	539,954	339,947
End of period	$893,600	$539,954

Other Information
Shares
Sold	27,614	28,875
Issued in reinvestment of distributions	1,280	835
Redeemed	(2,075)	(12,450)
Net increase (decrease)	26,819	17,260

Financial Highlights
Growth Allocation Fund

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.09	$8.07	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.17	.04
Net realized and unrealized gain (loss)	1.29	1.00	(1.97)
Total from investment operations	1.45	1.17	(1.93)
Distributions from net investment income	(.17)	(.15)	-
Total distributions	(.17)	(.15)	-
Net asset value, end of period	$10.37	$9.09	$8.07
Total Return D,E	16.10%	14.55%	(19.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H	.11%	.10% H
Expenses net of fee waivers, if any	- % H,I	-%	-% H
Expenses net of all reductions	-% H,I	-%	-% H
Net investment income (loss)	3.22% H	1.94%	.73% H
Supplemental Data
Net assets, end of period (000 omitted)	$894	$540	$340
Portfolio turnover rate J	11 % H	26%	34% H

AFor the period February 9, 2022 (commencement of operations) through September 30, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount represents less than .005%.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Aggressive Growth Allocation Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Total Market Index Fund	60.0
Fidelity Total International Index Fund	25.0
Fidelity U.S. Bond Index Fund	15.0
100.0

Asset Allocation (% of Fund's net assets)

Aggressive Growth Allocation Fund
Schedule of Investments March 31, 2024 (Unaudited) Showing Percentage of Net Assets
Domestic Equity Funds - 60.0%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $573,281)	4,809	697,207

International Equity Funds - 25.0%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $266,595)	21,161	290,115

Bond Funds - 15.0%
	Shares	Value ($)
Fidelity U.S. Bond Index Fund (a) (Cost $177,678)	16,932	173,896

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,017,554)	1,161,218
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	1,161,218

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Total International Index Fund	185,495	82,780	4,372	6,138	30	26,183	290,116
Fidelity Total Market Index Fund	443,650	159,436	18,827	6,720	237	112,710	697,206
Fidelity U.S. Bond Index Fund	112,091	61,321	4,564	2,228	(4)	5,052	173,896
	741,236	303,537	27,763	15,086	263	143,945	1,161,218

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	697,207	697,207	-	-

International Equity Funds	290,115	290,115	-	-

Bond Funds	173,896	173,896	-	-
Total Investments in Securities:	1,161,218	1,161,218	-	-
Aggressive Growth Allocation Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,017,554)	$1,161,218

Total Investment in Securities (cost $1,017,554)		$1,161,218
Receivable for fund shares sold		22,036
Total assets		1,183,254
Liabilities
Payable for investments purchased	$22,036
Total liabilities		22,036
Net Assets		$1,161,218
Net Assets consist of:
Paid in capital		$1,022,579
Total accumulated earnings (loss)		138,639
Net Assets		$1,161,218
Net Asset Value, offering price and redemption price per share ($1,161,218 ÷ 109,859 shares)		$10.57
Statement of Operations
		Six months ended March 31, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$15,086
Expenses
Management fee	$464
Independent trustees' fees and expenses	1
Total expenses before reductions	465
Expense reductions	(464)
Total expenses after reductions		1
Net Investment income (loss)		15,085
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	263
Total net realized gain (loss)		263
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	143,945
Total change in net unrealized appreciation (depreciation)		143,945
Net gain (loss)		144,208
Net increase (decrease) in net assets resulting from operations		$159,293
Statement of Changes in Net Assets

	Six months ended March 31, 2024 (Unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,085	$9,629
Net realized gain (loss)	263	(3,778)
Change in net unrealized appreciation (depreciation)	143,945	64,758
Net increase (decrease) in net assets resulting from operations	159,293	70,609
Distributions to shareholders	(16,293)	(8,054)

Share transactions
Proceeds from sales of shares	275,989	439,935
Reinvestment of distributions	16,293	8,054
Cost of shares redeemed	(15,281)	(122,652)

Net increase (decrease) in net assets resulting from share transactions	277,001	325,337
Total increase (decrease) in net assets	420,001	387,892

Net Assets
Beginning of period	741,217	353,325
End of period	$1,161,218	$741,217

Other Information
Shares
Sold	28,152	49,552
Issued in reinvestment of distributions	1,644	959
Redeemed	(1,546)	(13,810)
Net increase (decrease)	28,250	36,701

Financial Highlights
Aggressive Growth Allocation Fund

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.08	$7.87	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.15	.03
Net realized and unrealized gain (loss)	1.51	1.21	(2.16)
Total from investment operations	1.67	1.36	(2.13)
Distributions from net investment income	(.18)	(.15)	-
Distributions from net realized gain	-	- D	-
Total distributions	(.18)	(.15)	-
Net asset value, end of period	$10.57	$9.08	$7.87
Total Return E,F	18.51%	17.49%	(21.30)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.11%	.10% I
Expenses net of fee waivers, if any	- % D,I	-%	-% I
Expenses net of all reductions	-% D,I	-%	-% I
Net investment income (loss)	3.26% I	1.68%	.46% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,161	$741	$353
Portfolio turnover rate J	6 % I	20%	14% I

AFor the period February 9, 2022 (commencement of operations) through September 30, 2022.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DAmount represents less than .005%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended March 31, 2024

1. Organization.
Moderate with Income Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Growth Allocation Fund (the Funds) are funds of Fidelity Charles Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares are available only to certain health savings accounts that are made available through Raytheon. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of March 31, 2024 is included at the end of each Fund's Schedule of Investments

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Moderate with Income Allocation Fund	257,603	13,098	(9,205)	3,893
Balanced Allocation Fund	593,376	45,801	(11,265)	34,536
Growth Allocation Fund	817,390	86,341	(10,134)	76,207
Aggressive Growth Allocation Fund	1,024,021	143,988	(6,791)	137,197

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Moderate with Income Allocation Fund	(197)	(372)	(569)
Growth Allocation Fund	(1,655)	(383)	(2,038)
Aggressive Growth Allocation Fund	-	(23)	(23)

Due to large subscriptions in a prior period, Balanced Allocation Fund and Aggressive Growth Allocation Fund are subject to annual limits on their use of some of their unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Funds from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Moderate with Income Allocation Fund	48,250	23,748
Balanced Allocation Fund	185,361	53,422
Growth Allocation Fund	299,110	37,882
Aggressive Growth Allocation Fund	303,537	27,763

4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .10% of each Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Expense Reductions.
The investment adviser contractually agreed to waive each Fund's management fee in an amount equal to .10% of average net assets until January 31, 2027. For the period, management fees were reduced by the following amounts:

Management Fee Waiver ($)
Moderate with Income Allocation Fund	121
Balanced Allocation Fund	263
Growth Allocation Fund	349
Aggressive Growth Allocation Fund	464

6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Moderate with Income Allocation Fund	25%

7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period- C October 1, 2023 to March 31, 2024

Moderate with Income Allocation Fund	-%-D
Actual		$ 1,000	$ 1,097.80	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Balanced Allocation Fund	-%-D
Actual		$ 1,000	$ 1,130.00	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Growth Allocation Fund	-%-D
Actual		$ 1,000	$ 1,161.00	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Aggressive Growth Allocation Fund	-%-D
Actual		$ 1,000	$ 1,185.10	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	20,490,883,158.99	95.36
Withheld	997,950,021.08	4.64
TOTAL	21,488,833,180.07	100.00
Jennifer Toolin McAuliffe
Affirmative	20,474,048,289.39	95.28
Withheld	1,014,784,890.68	4.72
TOTAL	21,488,833,180.07	100.00
Christine J. Thompson
Affirmative	20,499,307,535.14	95.40
Withheld	989,525,644.93	4.60
TOTAL	21,488,833,180.07	100.00
Elizabeth S. Acton
Affirmative	20,434,203,160.17	95.09
Withheld	1,054,630,019.90	4.91
TOTAL	21,488,833,180.07	100.00
Laura M. Bishop
Affirmative	20,462,855,203.38	95.23
Withheld	1,025,977,976.69	4.77
TOTAL	21,488,833,180.07	100.00
Ann E. Dunwoody
Affirmative	20,428,077,463.69	95.06
Withheld	1,060,755,716.38	4.94
TOTAL	21,488,833,180.07	100.00
John Engler
Affirmative	20,322,992,779.98	94.57
Withheld	1,165,840,400.09	5.43
TOTAL	21,488,833,180.07	100.00
Robert F. Gartland
Affirmative	20,393,447,091.93	94.90
Withheld	1,095,386,088.14	5.10
TOTAL	21,488,833,180.07	100.00
Robert W. Helm
Affirmative	20,453,072,361.18	95.18
Withheld	1,035,760,818.89	4.82
TOTAL	21,488,833,180.07	100.00
Arthur E. Johnson
Affirmative	20,355,677,841.86	94.73
Withheld	1,133,155,338.21	5.27
TOTAL	21,488,833,180.07	100.00
Michael E. Kenneally
Affirmative	20,412,735,935.49	94.99
Withheld	1,076,097,244.58	5.01
TOTAL	21,488,833,180.07	100.00
Mark A. Murray
Affirmative	20,431,159,374.63	95.08
Withheld	1,057,673,805.44	4.92
TOTAL	21,488,833,180.07	100.00
Carol J. Zierhoffer
Affirmative	20,496,998,425.10	95.38
Withheld	991,834,754.97	4.62
TOTAL	21,488,833,180.07	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.9904653.102
HSA-SANN-0524

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	May 22, 2024